Securities Act Registration No. 333-266911
Investment Act Registration No. 811-08868

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 49	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2024 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS: May 1, 2024
Ameritas Advisor ClearEdge VUL
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Life Insurance Corp. Separate Account LLVL

If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive the greater of either a full refund of the amount you paid with your application minus withdrawals and Policy Loans or your total Account Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

This prospectus describes the Ameritas Advisor ClearEdge VUL (the "Policy"), especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. For more information, see Advisory Fee Endorsement under OTHER BENEFITS UNDER THE POLICY, and Partial Withdrawals and Advisory Fees under SURRENDERS AND WITHDRAWALS, and TAXES.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. (The Subaccounts are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option, where we have the investment risk and guarantee a certain return on your investment. The Fixed Account is part of our General Account and is subject to the financial strength and claims paying ability of the Company.

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account are subject to the financial strength and claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance, has been prepared by the

SEC's staff and is available at investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritas.com
Ameritas Advisor ClearEdge VUL	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Written Notice. To provide you with timely service, we accept some Written Notices by email and fax. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon email and faxed signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered

service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	5
OVERVIEW OF THE POLICY	6
PURPOSE OF THE POLICY
PREMIUMS
POLICY FEATURES
FEE TABLE	8
PORTFOLIO COMPANY OPERATING EXPENSES
PRINCIPAL RISKS OF INVESTING IN THE POLICY	10
THE COMPANY	13
THE SEPARATE ACCOUNT	13
PORTFOLIO COMPANIES	13
VOTING RIGHTS	14
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	14
CHARGES	15
TRANSACTION FEES
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
OPTIONAL BENEFIT CHARGES
DISTRIBUTION COMPENSATION
POLICY LOAN
PORTFOLIO COMPANY CHARGES
GENERAL DESCRIPTION OF THE POLICY	17
THE PARTIES
STATE VARIATIONS
ALLOCATING PREMIUM
TELEPHONE TRANSACTIONS
TRANSFERS
THIRD-PARTY SERVICES
SYSTEMATIC TRANSFER PROGRAMS
GENERAL ACCOUNT
POLICY OR REGISTRANT CHANGES
DISRUPTIVE TRADING PROCEDURES
PREMIUMS	23
POLICY APPLICATION AND ISSUANCE
PREMIUM REQUIREMENTS
ACCOUNT VALUE
POLICY CHANGES
"RIGHT TO EXAMINE" PERIOD
OPTIONAL FEATURES
NONPARTICIPATING
SPECIAL ARRANGEMENTS
STANDARD DEATH BENEFITS	25
DEATH BENEFIT
NO MATURITY DATE
PAYMENT OF POLICY PROCEEDS
MISSTATEMENT OF AGE OR GENDER
SUICIDE
RELIANCE
INCONTESTABILITY
ASSIGNMENT
UNCLAIMED DEATH BENEFIT PROCEEDS
OTHER BENEFITS UNDER THE POLICY	29
SURRENDERS AND WITHDRAWALS	39
CASH SURRENDER
PARTIAL WITHDRAWAL
DELAY OF PAYMENTS OR TRANSFERS
POLICY LOANS	41
LAPSE AND REINSTATEMENT	42
LAPSE AND GRACE PERIOD
REINSTATEMENT
TAXES	42
LEGAL PROCEEDINGS	45
FINANCIAL STATEMENTS	45
DISTRIBUTION OF THE POLICY	45
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	46
ILLUSTRATIONS	50
STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT	50
REPORTS TO YOU	50
FINRA PUBLIC DISCLOSURE PROGRAM
Ameritas Advisor ClearEdge VUL	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the Loan Account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the Loan Account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Advisory Fee means fees deducted from your Policy pursuant to the independent agreement you may have with a registered investment advisor. The fees deducted are used to compensate your advisor for any management of your Policy, subject to the terms you and your advisor have mutually agreed upon, and will not exceed 1.5% of the Account Value on an annualized basis.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Beneficiary is the person(s) to whom the death benefit proceeds are payable upon the death of the Insured. The Beneficiary is designated by the Owner in the application. If changed, the Beneficiary is as shown in the latest change filed and recorded with us. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Loan Balance.

Company, We, Us, Our, Ameritas Life, Depositor means Ameritas Life Insurance Corp.

Corridor Factor is the number, or fractional number, multiplied by the Account Value to determine the minimum death benefit required to maintain the Policy’s status as life insurance under Section 7702 of the Internal Revenue Code. These factors are shown on the Policy Schedule.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our General Account.

General Account is an account in which the assets of Ameritas Life Insurance Corp., are held, other than those allocated to the Separate Account or any other separate account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Lien Balance means the sum of all unpaid Policy Liens and accrued interest on Policy Liens.

Loan Account is an account we maintain for your Policy if you have a Policy Loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable Investment Options of the Separate Account. The Loan Account is part of our General Account and collateral for the Policy Loan.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, minus the Account Value on the Monthly Date, after all Monthly Deductions have been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Advisor ClearEdge VUL	3

Policy Anniversary means the same date each year as the Policy Date.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Loan means a loan secured by the Cash Surrender Value of your Policy. The outstanding Policy Loan will accrue interest.

Policy Loan Balance means the sum of all unpaid Policy Loans and accrued interest on Policy Loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), by email, or by faxing 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by email or fax, we have the right to implement the request if the copied or faxed signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. Ownership of this Policy may be held jointly. The Insured may or may not be the Owner.

Ameritas Advisor ClearEdge VUL	4

KEY INFORMATION

Important Information You Should Consider About the Policy

	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. This Policy has no Surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
Transaction Charges

You may also be charged for other transactions (such as when you make a premium payment (Maximum Sales Charge Imposed On Premiums (Loads)), transfer Account Value between Investment Options (Transfer Fee), or request an illustration (Illustration Fee)).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

FEE TABLE CHARGES

Ongoing Fees and Expenses (annual charges)

In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy; such fees and expenses are set based on characteristics of the Insured (e.g., age, gender, and rating classification). There is also a monthly administration fee and a monthly specified amount charge. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.

The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

You will also bear expenses associated with the Investment Options as shown in the following table.

				FEE TABLE CHARGES

	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)*	0.01%	1.49%
	*Before any Waivers and Reductions

Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment

The Policy is designed to provide lifetime insurance protection. It is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. Due to the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Company.	PRINCIPAL RISKS OF INVESTING IN THE POLICY THE SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks

An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength/, or is available upon request by contacting our Service Center at 800-255-9678.

Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse

Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid Policy Loans, or Policy Loan interest. There is a cost associated with, and limitations on, reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.

PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT

Ameritas Advisor ClearEdge VUL	5

	Restrictions	Location in Prospectus
Investments

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy year are free. Thereafter, we charge $10 for each transfer.

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute portfolio companies as Investment Options that are available under the Policy.

CHARGES GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits

Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions. Withdrawals reduce the Account Value and in some cases the Specified Amount which may reduce some of the benefits available under riders where the rider benefit is based on the Specified Amount of the base Policy, and make it potentially more likely the entire Policy, including the rider, would lapse. Systematic Transfer Programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep are also available. You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

Cover Page OVERVIEW OF THE POLICY GENERAL DESCRIPTION OF THE POLICY SEPARATE ACCOUNT VALUE OTHER BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid Policy Loans, partial withdrawals and Surrenders may be subject to ordinary income tax and tax penalties.

TAXES
Conflicts of Interest
Investment Professional Compensation

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We do not pay commissions to these broker-dealers pursuant to a selling agreement.

Your representative may receive compensation relating to our sale of this Policy to you, both in the form of compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest provides a financial incentive that may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

CHARGES DISTRIBUTION OF THE POLICY
Exchanges

Some representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.

PRINCIPAL RISKS OF INVESTING IN THE POLICY PREMIUMS

OVERVIEW OF THE POLICY

purpose of the policy

The Ameritas Advisor ClearEdge VUL Policy is flexible premium variable universal life insurance. The Policy is designed to provide lifetime insurance coverage on the Insured named in the Policy, as well as flexibility in connection with premium payments and death benefits. The Policy pays death benefit proceeds to the Policy Beneficiary upon the Insured's death or pays a Cash Surrender Value to you if you Surrender the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance Policy.

Some policy forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See the STATE VARIATIONS section.

Ameritas Advisor ClearEdge VUL	6

Premiums

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. We reserve the right to limit the amount and frequency of premium payments. We will not issue a Policy to an Insured older than age 80 on the Insured's birthday nearest the Policy Date. We will not accept that portion of a premium payment which affects the tax qualifications of this Policy as described in Section 7702 of the Internal Revenue Code, as amended. This excess amount will be returned to you. Payment of insufficient premiums may result in a lapse of the Policy.

You may allocate all or a part of your premiums among the Separate Account Subaccount variable Investment Options or the Fixed Account fixed interest rate option. Subaccount variable Investment Options are in turn invested in corresponding underlying portfolio companies. Fixed Account allocations are invested in our General Account and we guarantee a fixed rate of interest. More information regarding the Fixed Account can be found in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION. More detail concerning each portfolio company can be found in APPENDIX A.

POLICY FEATURES

Death Benefit

Your Account Value and death benefit will go up or down as a result of the investment experience of your Policy. You may choose from three types of death benefit options. You may change from one death benefit type to another, subject to limitations, and charges may apply. However, death benefit Option C is available at issue only. The amount we pay depends on whether you have chosen death benefit Option A, death benefit Option B, or death benefit Option C:

•

Option A: The death benefit is the greater of the Policy's Specified Amount of insurance coverage or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. The amount of this death benefit does not change over time, unless the death benefit is being driven by the Corridor Factor or you take any action that changes the Policy's Specified Amount.

•

Option B: The death benefit is the greater of the Specified Amount of insurance coverage plus the Account Value or the Account Value multiplied by the Corridor Factor on the date of the Insured's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including portfolio investment performance, charges, and expenses, premium payments and withdrawals) affect your Account Value.

•	Option C: The death benefit is the greater of the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; or the Account Value multiplied by the Corridor Factor. If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death.

Surrenders and Withdrawals

You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Applicable charges are shown in the FEE TABLE. Restrictions include that we may defer payments from the Fixed Account for up to six months. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Advisory Fees

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. You should discuss the impact of deducting advisory fees from Account Value with your financial and tax professional prior to making any election.

Policy Loans

You may borrow a limited amount of Account Value. There is no minimum Policy Loan amount. The maximum Policy Loan amount is the Cash Surrender Value, minus Policy Loan interest to the next Policy Anniversary, minus the sum of the next three monthly deductions. Interest accrues on outstanding Policy Loan amounts. After the 5th Policy year, the maximum loan rate is lower than during the first 5 Policy Years.

Optional Features

The Policy offers additional insurance coverage and other benefits through optional features. Certain riders have costs associated with them. More detail concerning fees can be found in the FEE TABLE.

Ameritas Advisor ClearEdge VUL	7

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any advisory fees paid to financial professionals from the Account Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, Surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
MAXIMUM SALES CHARGE IMPOSED ON PREMIUMS (LOAD)*	When each premium is paid.	5.0%
PREMIUM TAXES**	Not taken as a separate deduction.**	0%
MAXIMUM DEFERRED SALES CHARGE (LOAD)	None	0%
OTHER SURRENDER FEES:
Partial Withdrawal Charge	Upon each withdrawal.	$50

Wire Transfer Fee (per wire)	As requested by Policy Owner	$14

TRANSFER FEES	First 15 transfers per year;	$0
	Each additional transfer.	$10
ILLUSTRATION FEE	First illustration request per year;	$0
	Each additional illustration request.	$50

*	This premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). Premium taxes are paid from this charge.
**	Premium Taxes are paid by the Company from the Maximum Sales Charge Imposed On Premiums (Load). See CHARGES section for more information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Subaccount portfolio company operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*
BASE POLICY CHARGE:
Cost of Insurance *	Monthly	(Rate is per $1,000 of the amount of the Net Amount at Risk)

		Varies (1)
		Minimum Charge	$0.01
		Maximum Charge	$83.33
		Charge for Representative Insured (2)	$0.09

Annual Maintenance Fee	None	$0.00

Mortality and Expense Risk Fees	Daily	Risk Charge (for mortality and expense risk equal to % shown) (3)
		Policy Years 1-15	0.0024590%
		Policy Years 16+	0.0008197%

Administrative Expenses	Monthly	Specified Amounts $100,00 - $249,999	$25
		Specified Amounts $250,000 - $499,999	$25
		Specified Amounts $500,000 +	$25

Monthly Specified Amount Charge	Monthly	Rates are per $1,000 of base Policy Specified Amount. Level charge during the first 30 Policy years or the first 30 Policy years after an increase in base Policy

		Specified Amount.

		Varies (4)
		Policy Year 2
		Minimum Charge	$0.10
		Maximum Charge	$0.68
		Charge for Representative Insured (2)	$0.13

Accelerated Death Benefit for Terminal Illness Rider	When Benefit Exercised (5)		$250

Overloan Protection Benefit Endorsement	When Benefit Exercised (6)	Calculated as a percentage times the Account Value.
			3.5%

Ameritas Advisor ClearEdge VUL	8

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES, continued
Charge	When Charge Is Deducted	Amount Deducted*
OPTIONAL BENEFIT CHARGES:

Children's Insurance Rider	Monthly	Rate is a per $1,000 of the rider benefit Amount.

		Varies (7)
		Policy Year 2
		Minimum Charge	$0.48
		Maximum Charge	$0.48
		Charge for Representative Insured (7)	$0.48

Waiver of Monthly Deduction Rider	Monthly	Rates are per $100 of the Monthly Deduction.

		Varies (1)
		Minimum	$1.48
		Maximum	$17.28
		Charge for Representative Insured (8)	$2.34

Waiver of Specified Premium Rider	Monthly	Rate is per $100 of the monthly rider benefit amount.

		Varies (1)
		Minimum	$0.74
		Maximum	$8.64
		Charge for Representative Insured (8)	$1.17

Policy Loans	Annually	Policy Loan interest rate is deducted upon each Policy Anniversary. (9)

		Net Policy Loan interest rate during the first 5 Policy Years. (10)
		Minimum	1%
		Maximum	3%

		Net Policy Loan interest rate after the first 5 Policy Years. (10)
		Minimum	0%
		Maximum	2.5%

*	The cost of insurance and several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's, gender, rate class and Attained Age.
(2)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the Policy is issued, a Specified Amount of $1,000,000, and that the Policy is in its second Policy year.
(3)	The annual maximum charge is 0.90% in years 1 through 15 and 0.30% thereafter.
(4)	Rate varies by Insured's gender, Issue Age, rate class, and the amount of time you have had your Policy.
(5)	This is an administrative fee that is charged when the Accelerated Death Benefit for Terminal Illness Rider is exercised.
(6)	This endorsement is standard if the Policy Owner elects the guideline premium test ("GPT") on the application. This endorsement is not available if the Policy Owner elects the cash value accumulation test ("CVAT") on the application. This fee is charged when the Overloan Protection Benefit Endorsement is exercised.
(7)	The coverage amount is $25,000. "Charge for Representative Insured" assumes the rider benefit amount is $25,000.
(8)	"Charge for Representative Insured" charges assume an Insured who is male, best rate class, age 35 when the rider is issued, a base Policy Specified Amount of $1,000,000 and that the rider coverage is in its second year.
(9)	If there is no Policy Loan on the Policy, there is no loan interest charged. Net interest rate varies based on whether the Policy is in the first 5 Policy years or after the first 5 Policy years.
(10)	Interest rates charged on amounts borrowed from the Policy, net of 1.0% guaranteed annual credited interest rate or 3.0% current annual credited interest rate.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

Portfolio Company Operating Expenses (for the year ended December 31, 2023, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the Policy. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.01%	1.49%

* Before any waivers and reductions.

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PRINCIPAL RISKS OF INVESTING IN THE POLICY

Not a Short-Term Investment

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility of a tax penalty at the time of Surrender. Funds allocated to the Fixed Account are subject to the claims paying ability of the Company. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Portfolio Company Risk of Loss

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses/ or by calling 800-255-9678.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of amounts held in the Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the Policy. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Surrender Risks

The Policy is designed to provide lifetime insurance protection. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a Policy Loan is outstanding could result in significant tax consequences. A surrender before age 59 ½ may also result in tax penalties. Following a full Surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Partial Withdrawal Risks

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. Partial withdrawals may reduce the amount of the death benefit. In some cases, such as when the Policy's death Benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal. Taxes and tax penalties may apply.

Advisory Fee Risks

This Policy may be available through third-party financial intermediaries who charge an Advisory Fee for their services. These fees are in addition to Policy fees and expenses described in this prospectus. If the Policy Owner elects to pay the Advisory Fees from the Account Value, this will reduce the Account Value and death benefit under the Policy by the same calculation as any other withdrawals, with the exception that the Specified Amount will not be reduced by the amount of these Advisory Fees. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax and financial professional. For more information, see Advisory Fee Endorsement under OTHER BENEFITS UNDER THE POLICY, Partial Withdrawals and Advisory Fees under SURRENDERS AND WITHDRAWALS, and TAXES.

Ameritas Advisor ClearEdge VUL	10

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. You will have a 61-day "grace period" to make a premium payment to continue your Policy. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. A Policy Loan also increases the risk of lapse.

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less and the requirements of reinstatement are met, including evidence of insurability. For more information see REINSTATEMENT under LAPSE AND REINSTATEMENT.

Death Benefit Risks

Death benefit proceeds are reduced by any Policy Loan Balance, Lien Balance, and any Monthly Deductions due but unpaid at death. Depending upon your choice of death benefit option, adverse performance of the Investment Options you choose may decrease your Policy's death benefit. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, the death benefit may be reduced by more than the amount of the partial withdrawal (including Advisory Fee withdrawals).

Policy Loan Risks

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy Loan Balance becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any Policy Loan interest due, and the greater the risk of the Policy lapsing. Any Policy Loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy Loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding Policy Loan and accrued Policy Loan interest.

Your Policy may lapse if your outstanding Policy Loan and accrued Policy Loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you Surrender your Policy or your Policy lapses while there is an outstanding Policy Loan, there will generally be Federal income tax payable on the amount by which Policy Loans and partial withdrawals exceed the premiums paid. Since Policy Loans reduce your Policy’s Cash Surrender Value, any remaining Cash Surrender Value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access to Cash Value

There is no minimum Policy Loan amount. We limit partial withdrawals to a minimum of $100 and a maximum such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months. Policy Loans may only be taken if your Cash Surrender Value; less Policy Loan interest on the Policy Loan including the requested Policy Loan to the next Policy Anniversary; less the sum of the next three Monthly Deductions, is sufficient to keep your Policy in force. We may defer making a Policy Loan for up to six months unless the Policy Loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; (iv) or the SEC permits delay for the protection of security holders. We may defer payments of a full or partial Surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the Surrender and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

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Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purposes; so that death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of Ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy Ownership or assignment of Ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance professional.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.

Ameritas Advisor ClearEdge VUL	12

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, Surrenders, Policy Loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

THE COMPANY

The Ameritas Advisor ClearEdge VUL Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 "O" Street, Lincoln, Nebraska 68510.

THE SEPARATE ACCOUNT

The Registrant is Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"). The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Depositor. Under Nebraska law, income, gains, and losses credited to or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

PORTFOLIO COMPANIES

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including its (i) its name; (ii) it's objective; (iii) investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

You may also view the prospectuses on our website at ameritas.com/investments/fund-prospectus.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Ameritas Advisor ClearEdge VUL	13

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and the income or losses of one generally has no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the Investment Options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, and have access to reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that the Company beneficially holds in the same proportions as we vote the shares for which we receive instructions from other Policy Owners, this is known as “proportionate voting”. As a result of proportionate voting, a small number of Policy Owners could determine the outcome of a shareholder vote. The underlying portfolios may not hold routine annual shareholder meetings.

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Company sets the interest rate which is not tied to a benchmark or other formula. You may obtain the current declared interest rate for the Fixed Account at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Company's claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the Federal Securities laws regarding accuracy and completeness of disclosures.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Refer to the Policy for additional details regarding the Fixed Account.

The value of the Fixed Account, along with the value in the Separate Account variable Investment Options and the Loan Account, constitute the total Account Value. Unlike value in the Separate Account variable Investment Options, there are no Mortality and Expense Risk Fees deducted from the Fixed Account. Transfers and Systematic Transfer Programs may be limited to the terms defined in the TRANSFERS and SYSTEMATIC TRANSFER PROGRAMS sections under the GENERAL DESCRIPTION OF THE POLICY. Decreases in the Fixed Account value as a result of Transfer, Systematic Transfer Programs, partial withdrawals (including Advisory Fees), and Policy Loans, because they affect Account Value, could result in reductions in the amount of benefit, or lead to lapse of the Policy and riders. Additional information regarding how the value of the Fixed Account is calculated may be found in the ACCOUNT VALUE section under PREMIUMS.

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CHARGES

The following repeats and adds to information provided in the FEE TABLE section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options. Any current charge that is less than the applicable maximum may be increased subject to the guaranteed maximum charge.

The fees and expenses do not reflect any Advisory Fees paid to financial professionals from the Account Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

Transaction FEES

Maximum Sales Charge Imposed On Premiums (Load)

The premium charge is deducted from each premium payment as it is processed (except if it is a premium that is transferred from another Company policy). The current amount of this charge is 2.0% and the maximum charge is 5.0%. This charge is subtracted from the premium received before the funds are applied to the selected Investment Options. Premium taxes are paid by the Company from this charge. The amount added to the selected Investment Options is referred to as the Net Premium.

Premium Taxes

Premium taxes are not a separate charge to you; they are paid by the Company from the Maximum Sales Charge Imposed on Premiums (Load).

Maximum Deferred Sales Charge (Load)

This Policy has no Maximum Deferred Sales Charge (Load)

Other Surrender Fees

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This fee will be deducted from the Investment Options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the Investment Options you elect) or you have not given such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account. This helps cover our administrative costs for withdrawals from your Policy. Taxes and tax penalties may apply. We currently do not charge for early withdrawals but may in the future charge up to $50 for each partial withdrawal.

Wire Transfer Fee

We charge a $14 wire transfer fee if you request a wire transfer when requesting a Policy Loan, partial withdrawal, or Surrender. The fee is deducted from the gross amount of the Policy Loan, partial withdrawal, or Surrender.

Transfer Fees

We may charge a transfer fee for any transfer in excess of 15 transfers per Policy year. This fee may be deducted only from Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct this fee on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

Illustration Fee

You may annually request, without charge, an illustration from us. Currently, there is no charge for additional illustrations. However, we reserve the right to charge the maximum fee of $50 for each additional illustration requested in the same Policy year.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES

The following charges are deducted from Account Value on each Policy Monthly Date unless otherwise specified.

Base Policy Charge

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

Ameritas Advisor ClearEdge VUL	15

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, rate class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and rate class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

The Net Amount at Risk in any month equals:

▪	The death benefit on the Policy Monthly Date; minus
▪	The Account Value on the Policy Monthly Date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

Mortality and Expense Risk Fees

The Mortality and Expense Risk Fees are for the mortality risks we assume – that Insureds may live for shorter or longer periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our General Account. Conversely, if this charge is not enough, we bear the additional expense, not you. See the FEE TABLE for the maximum charge. The current annual charge is 0.50% in years 1 through 15 and 0.10% thereafter. This charge is applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount. We expect a profit from this charge.

Administrative Expenses

The administrative expense charge is deducted on each Monthly Date to partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. See the Fee Table for the maximum charge. The current monthly charges are as follows. We do not anticipate making a profit from these charges.

Specified Amounts $100,000 - $249,999	$25.00
Specified Amounts $250,000 - $499,999	$20.00
Specified Amounts $500,000 +	$12.50

Monthly Specified Amount Charge

For certain rate classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge unless the applicable rate at the time of the increase is zero.

Accelerated Death Benefit for Terminal Illness Rider

This rider provides as much as 75% of the death benefit, up to $1,000,000 when the Insured is terminally ill and is anticipated to live less than one year. Currently, there is no annual cost for this rider. The maximum administrative fee, when the benefit is exercised, is $250. For additional information on this rider, see the OTHER BENEFITS AVAILABLE UNDER THE POLICY section.

Overloan Protection Benefit Endorsement

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy Loan Balance. We will deduct 3.5% of the Policy Value on the date you elect this benefit. For additional information on this rider, see the OTHER BENEFITS AVAILABLE UNDER THE POLICY section.

Optional Benefit Charges

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the FEE TABLE for information about the costs of these features, and refer to OTHER BENEFITS AVAILABLE UNDER THE POLICY for descriptions of these features. Optional features may not be available in all states.

DISTRIBUTION COMPENSATION

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 30% of first year target premium and 1% of premiums above that amount paid in the first Policy year, as well as up to 1% of target premium in Policy years 2 – 10, for such marketing and education services, pursuant to these arrangements. We do not pay commissions to these broker-dealers pursuant to a selling agreement.

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Policy LOANS

If you borrow from your Cash Surrender Value, interest accrues on outstanding Policy Loan amounts. After five Policy years, a lower interest rate may be available for your Policy Loan. See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Company Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' APPENDIX A and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

THE PARTIES

Insured

The Insured is the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Beneficiary

The Beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary Beneficiary and any contingent beneficiaries in your application. If no primary Beneficiary is living when the Insured dies, we will pay to the contingent Beneficiary. If no contingent Beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any Beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that Beneficiary died first. Unless your Beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one Beneficiary of the same class is to share the funds.
▪	No revocable Beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable Beneficiary cannot be changed without his or her consent.
▪	The interest of any Beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your Beneficiary at any time while the Insured is living by sending Written Notice to us. Unless you specify otherwise, the change will take effect on the date the Written Notice was signed by you. We will not be liable for any payments we make or actions we take prior to receipt of this Written Notice.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

State Variations

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the state or district described below. Further variations may arise; the variations are subject to change without notice.

California.

Right to Examine Provision Under age 60: You have 10 days to review this Policy after you receive it.  For more information regarding your Right to Examine Transfer Date and premium allocation, refer to your Policy.

Right to Examine Provision if this Policy is a Replacement for an Existing Policy:  You have 30 days to review this Policy after you receive it.

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Right to Examine Provision age 60 and Over: You have 30 days to review this Policy after you receive it.  For more information regarding your Right to Examine Transfer Date and premium allocation, refer to your Policy.

Florida.

Reduced Paid-Up Life Insurance: Exchange for a reduced paid-up Policy is available.

Reinstatement: The policy may be put back in force by Written Notice within three years.

Accelerated Death Benefit Terminal Illness Rider: Administrative Fee is $100.

North Dakota.

Policy Right to Examine Provision: 20 day free look.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone or online transaction. The change will apply to premiums received on or after the date we receive your Written Notice or the authorized transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's Right to Examine Transfer Date.

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Loan Balance and partial withdrawals.

Until your Policy is issued, premium payments received by us are held in our General Account and are credited with interest at a rate we determine.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

TRANSFERS

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of each Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subaccount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions during the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

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Transfer Rules:

▪	A transfer is any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit fax number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred. Information regarding Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep systematic transfer programs is available under the SYSTEMATIC TRANSFER PROGRAMS section.
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer amounts.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is deducted on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the greatest amount of any Fixed Account transfer that occurred during the previous 13 months; and,
o	$1,000.

▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to a money market subaccount. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another Investment Option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

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THIRD-PARTY SERVICES

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance Written Notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

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Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account can be included or excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability and financial strength of the Company. It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Policy Changes

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Internal Revenue Code and continues to provide the tax benefits of such qualification.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including

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removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
•	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and fax transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations which may result in some Policy Owners being able to market time. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.
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PREMIUMS

POLICY APPLICATION AND ISSUANCE

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your representative's signature must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your representative must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy Loan, you should identify any payment intended to reduce a Policy Loan as a Policy Loan repayment; otherwise it will be treated as a premium and added to Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

ACCOUNT VALUE

On your Policy's Issue Date, Account Value equals your initial Net Premium (premium less the Percent of Premium Charge) less any Monthly Deduction since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the Loan Account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

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The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

Because the net investment factor may be greater than, less than, or equal to 1, unit values may increase or decrease from one Business Day to the next.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account, or the Loan Account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Advisory Fees, if applicable, are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the Loan Account.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the Loan Account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	any Advisory Fees, if applicable, taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the Loan Account.

Loan Account Value

The Account Value in the Loan Account on any Business Day equals:

▪	amounts transferred to the Loan Account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the Loan Account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Loan.")

POLICY CHANGES

You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

A change of Owner may be made at any time by Written Notice. Unless you specify otherwise, the change will take effect on the date Written Notice is signed by you. Such change of Owner is subject to any action we take prior to the date we receive Written Notice when based on instructions we received from the Owner of record.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. The "right to examine" period is longer in some states, ranging from 15 to 30 days. If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling representative by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Loan Balance and partial withdrawals, unless otherwise required by state law.

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Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the money market subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Loan Balance and partial withdrawals.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in OTHER BENEFITS UNDER THE POLICY may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Company, LLC ("AIC") relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge and the monthly administrative charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a Policy Loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

STANDARD DEATH BENEFITS

The principal purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

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DEATH BENEFIT

Upon the Insured's death, we will pay to the Policy Beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Loan Balance; minus
▪	any Policy Lien Balance; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the Beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of the three death benefit options, which will be used to determine the death benefit. Your Account Value and death benefit may vary based on the performance of the variable Investment Options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the Corridor Factor.

Death Benefit Option C (available at issue only)

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the Corridor Factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test ("GPT"), total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test ("CVAT"), the guideline premium limitations do not apply. The Corridor Factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You may not change from death benefit Option A or B to death benefit Option C.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

On or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

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INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

This Policy does not have a maturity date. If the Insured is still living at Attained Age 121, all Monthly Deductions will cease, and we will not accept any additional premiums except for amounts required to keep the Policy in force. New Policy Loans and Policy Loan repayments can continue to be made and the Policy Loan Balance will continue to accrue interest. The death benefit option will be changed to Option A, and partial withdrawals are not permitted after Attained Age 121. You may Surrender your policy if you do not want coverage to continue past Attained Age 121. Continuing coverage beyond attained age 121 may disqualify the insurance for favorable tax treatment. You should consult a tax advisor before you choose to continue your policy after Attained Age 121.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within seven days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

We will include interest from the Insured’s date of death to the payment date.

(1)	Interest will accrue at the rate set by the Company for interest credited on death benefit proceeds. In determining the effective annual rate, we shall use the rate in effect on the date of death.
(2)	Interest will accrue at the effective annual rate determined in item (1) above, plus additional interest at a rate of 10% annually beginning with the date that is 31 calendar days from the latest of items (a), (b) and (c) below to the date the claim is paid.
(a)	the date that we receive satisfactory proof of death of the Insured;
(b)	the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the proceeds;
(c)	the date that legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to:
(i)	the establishment of guardianships and conservatorships;
(ii)	the appointment and qualification of trustees, executors and administrators; and
(iii)	the submission of information required to satisfy state and federal reporting requirements.

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Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy without payment of the death benefit and give back the premiums received, less any partial withdrawals and Policy Loan Balance, if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the date the Policy was issued. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in North Dakota) after the effective date of any increase. Riders to the Policy may have separate suicide provisions.

RELIANCE

The Policy was issued based on the answers in the application and supplemental applications. We have assumed all such answers to be true and complete. If any are not, we may, subject to the Incontestability provision, have the right to void the Policy and give back premiums paid, minus any Policy Loan Balance and any partial withdrawals.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

ASSIGNMENT

You may assign your Policy by giving Written Notice. We will not be responsible for the validity or tax consequences of an assignment. Unless you specify otherwise, the assignment will take effect on the date the Written Notice was signed by you. No assignment will be binding on us until we receive Written Notice. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. Your rights, and the rights of any Beneficiary or payee, will be subject to any assignment. An assignment is subject to any Policy Loan.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

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OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may be available to you. The following table(s) summarize information about those benefits. Information about the fees associated with each benefit included in the table(s) may be found in the FEE TABLE.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Accelerated Death Benefit for Terminal Illness Rider

This rider provides the ability to accelerate a portion of the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.

Standard

Available for Issue Ages 0-80. We charge an administrative fee when this rider is exercised. The administrative fee is added to the Lien Balance. The amount available is no more than 75% of the total Specified Amount, up to $1,000,000, payable under the Policy. Your death benefit and access to the Account Value will be reduced by the Lien Balance. We will charge interest on the Lien Balance. After we pay the accelerated benefit, your access to the Cash Surrender Value and Policy lapse benefits will be restricted to the excess of the Cash Surrender Value over any Lien Balance. You are required to pay the premium necessary to keep the base Policy and any attached riders in force. The accelerated death benefit must be requested before the Policy Anniversary on which the Insured attains the maximum acceleration age shown on the Policy schedule.

Advisory Fee Endorsement

This endorsement provides the ability to pay Advisory Fees to a registered investment advisor who has an agreement with the Policy owner. Advisory Fees shall not exceed 1.5% of the Account Value on an annualized basis.

Standard

Not available in North Dakota.

There is no minimum Advisory Fee amount. The maximum advisory fee amount is the lesser of (1) 1.5% of the Account Value on an annualized basis; or (2) the Cash Surrender Value minus the sum of the next three Monthly Deductions. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Overloan Protection Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Loan is large relative to your Account Value and Specified Amount.	Standard for Owners that select the guideline premium test ("GPT")

Endorsement may be exercised if the Insured is Insured age 75 or older. The Policy must be in its 11th Policy year or later. The outstanding Policy Loan must be more than 92.5%, but less than 96% of the Account Value. If the outstanding Policy Loan is greater than 96% of your Account Value, you can repay Policy Debt to bring the balance within the range of 92.5% and 96% of your Account Value. The outstanding Policy Loan must be more than the Specified Amount. For Owners that select the guideline premium test ("GPT"), the endorsement is "inherent" (i.e. added to all Policies). The endorsement is unavailable for Owners that select the cash value accumulation test ("CVAT"). The endorsement has no annual cost until the Owner elects the option. If this rider is elected, any rider attached to the Policy will terminate. Further no additional premiums will be accepted.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard

Automatic transfers can only occur monthly. The minimum transfer amount out of the money market subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time DCA is established.

While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA program transfers cannot begin before the end of a Policy's Right to Examine Transfer Date. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	The Fixed Account can be included or excluded from this program. You may have rebalancing occur quarterly, semi-annually or annually. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	You must request the Earnings Sweep program, give us your allocation instructions. You may have your earnings sweep quarterly semi-annually or annually.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Policy Loans	You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy.	Standard

Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. The Policy must be assigned to us as security for the loan.

Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

You may borrow no more than: (1) the Cash Surrender Value; minus (2) Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Policy Anniversary; minus the sum of the next three Monthly deductions.

The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.

We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

Children's Insurance Rider	This rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional

Available for Basic Insured ages 18-55. Available after issue for covered children with evidence of insurability. The amount of available coverage is $25,000 of life insurance for the Insured's children. Insurance on each covered child continues until the child’s 25th birthday. The rider terminates on the anniversary nearest the insured’s 70th birthday, on the first Monthly Date following Written Notice to drop the rider, or when the base policy terminates. Eligible children include those at least 15 days old and no more than 25 years old. Available after issue for covered children with evidence of insurability.

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations*
Waiver of Monthly Deduction Rider	This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.	Optional

Available for Issue Ages 0-55. Available after initial policy issue with satisfactory evidence of insurability. Must provide proof of total disability within one year after disability begins and while the Insured is in the state of being totally disabled. Disability also needs to have begun while policy was in force and has continued for six months. If the disability occurs before Attained Age 60, the benefit will be paid as long as the Insured remains disabled. The benefit period is limited if the disability occurs after Attained Age 60. The rider terminates when the Insured is Attained Age 65 (however, the termination will not affect certain eligible claims, as described in the Policy) when the owner requests to terminate the rider, or when the policy terminates.

Waiver of Specified Premium Rider

This rider provides payment of a specified premium to be credited to the Policy as premium paid during continued covered disability of the Insured after the total disability has continued for six consecutive months while the Policy and this rider are in force.

Optional

Available for Issue Ages 0 – 55. Additional premium payments may be required to keep the Policy in force. If the disability occurs before age 60, we will credit specified premium during the entire disability while the Policy remains in force. If the disability occurs on or after age 60, but before age 65, premium will be credited to the Policy while the disability continues until the Policy Anniversary nearest the Insured's 65th birthday. No benefit will be paid if disability results from or is contributed to by the exclusions and limitations listed below. This rider does not have Cash Surrender Value or Policy Loan value.

* We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. The investment results reflected are not representative of past or future performance. Actual performance results will vary.

Accelerated Death Benefit For Terminal Illness Rider (Standard)

Benefits paid under this rider may be taxable. Some of the benefits provided by this rider are intended to be non-taxable. However, changes to tax law can change the taxability of benefits. We recommend that you contact your tax advisor to assess the impact of these benefits.

YOUR DEATH BENEFIT AND ACCESS TO THE ACCOUNT VALUE WILL BE REDUCED BY THE LIEN BALANCE.

We will accelerate the payment of the death benefit for a qualifying event subject to the provisions of this rider. The accelerated payment is referred to as an accelerated death benefit.

The qualifying event covered under this rider is terminal illness. Terminal illness means the Insured has been certified by a physician as having an illness or physical condition which can reasonably be expected to result in death within 12 months after the date of certification. Physician is defined as a doctor of medicine or osteopathy (other than you, your spouse, domestic partner, a member of your family, a business or professional partner, or any person with whom you share a financial or business interest) licensed to practice medicine and surgery in the state in which he or she practices and who is practicing within the scope of such license in the United States.

The minimum and maximum terminal illness accelerated death benefit amounts that we will pay are shown on the policy schedule.

The accelerated death benefit will be paid in a lump sum. The accelerated death benefit will be paid to you or your estate while the Insured is living, unless the death benefit has been otherwise assigned or designated by you. The accelerated death benefit must be requested before the Policy Anniversary on which the Insured attains the maximum acceleration age shown on the policy schedule.

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The accelerated death benefit plus any administrative fee plus accrued interest will be a lien against the death benefit proceeds. After an accelerated death benefit has been paid both your access to the Cash Surrender Value and Policy Lapse benefits will be restricted to the excess of the Cash Surrender Value over any Lien Balance. On the date of death, the death benefit proceeds will be reduced by the amount of any Lien Balance and any Loan Balance.

After a request for an accelerated death benefit and upon the payment of an accelerated death benefit, you and any irrevocable Beneficiary will be provided with a benefit statement demonstrating the effect of the accelerated death benefit on the death benefit proceeds, Cash Surrender Value, premium, Policy Loans and Policy Liens.

If the Insured dies before the accelerated death benefit payment is made, then the accelerated death benefit is terminated and the remaining death benefit will be paid pursuant to the policy. If the Insured dies after you request the accelerated death benefit but before the accelerated death benefit payment is received, then the request shall be canceled and the death benefit paid pursuant to the policy.

The accelerated death benefit payment will be first used to repay a portion of any outstanding Loan Balance under the policy. The portion to be repaid will be determined by the product of the Loan Balance and the amount of the accelerated death benefit payment divided by the eligible amount under the policy as of the date the accelerated death benefit is paid. The remaining accelerated death benefit will be paid to you.

Upon the death of the Insured, we will pay at least the residual death benefit shown on the policy schedule, reduced by the amount of any partial withdrawals taken after the first accelerated death benefit request and any Loan Balance.

The eligible amount is the Specified Amount on the base policy at the time of the accelerated death benefit request.

Accelerated death benefits are subject to the following conditions:

(1)	We must receive a written claim form that will be provided by us within 10 working days after you request it. If the claim form is not provided within 10 days, it is considered that the claimant complied with the claim requirements if the claimant submits written proof covering the occurrence, the character, and the extent of the occurrence for which the claim is made. Payment of the accelerated death benefit is due immediately upon receipt of the due written proof of eligibility;
(2)	The Insured must provide satisfactory proof that the Insured has suffered a qualifying event. Satisfactory proof for a qualifying event must be certified by a physician. Such satisfactory proof must specify that the Insured has been diagnosed as having a terminal illness;
(3)	We reserve the right to obtain a second medical opinion at our expense. In the event of conflicting medical opinions, a third opinion at our expense from an agreed upon licensed health care practitioner will control;
(4)	Any amount required to prevent the policy from terminating must be paid before any accelerated death benefit will be paid;
(5)	Any existing assignee or lienholder must release their assignment or existing lien;
(6)	Any irrevocable Beneficiary must consent in writing to your request for the accelerated death benefit;
(7)	You must assign the policy to us for an amount equal to the Lien Balance. No further changes to the policy will be permitted without our consent;
(8)	The accelerated death benefit payment on the Insured from this policy will not exceed the maximum accelerated death benefit amount shown on the policy schedule; and
(9)	This rider allows for the accelerated payment of death benefit proceeds, which would otherwise be payable to the Beneficiary of the policy. You are not eligible for this benefit if you will be required by:
(a)	law to use this benefit to meet the claims of creditors, whether in bankruptcy or otherwise; or
(b)	a government agency to use this benefit in order to apply for, obtain, or otherwise keep a government benefit or entitlement.

After payment of the accelerated death benefit, you are required to pay the premium necessary to keep the base policy and any attached riders in force.

Optional rider benefits under this policy will continue to remain in force subject to the terms and conditions of the policy and riders. Charges for optional riders will be calculated according to the terms of the rider form. Payment of the accelerated death benefits will have no effect upon any Accidental Death Benefit Riders or Children's Insurance Riders.

We will charge interest on the Lien Balance. The interest charged will be accrued daily to the Lien Balance. You may repay any portion of the outstanding Lien Balance at any time before the Insured's death.

The maximum lien interest rate will be the greater of: the current yield on ninety-day treasury bills; or

(1)	the current maximum statutory adjustable Policy Loan interest rate.
(2)	If the index used in the maximum statutory adjustable Policy Loan interest rate is discontinued, we will use an appropriate substitute index subject to the approval of the Interstate Insurance Product Regulation Commission.

However, the maximum lien interest rate will never exceed the rate shown on the policy schedule. We have the option of charging less.

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The interest rate used on the portion of the Lien Balance that is equal to or less than the amount of the Cash Surrender Value will be no more than the Policy Loan interest rate. Lien interest will not be charged if it would cause the Lien Balance to be greater than the following:

Specified Amount of the base policy; plus

(1)	Policy Loan balance, if any; minus
(2)	the greater of 0 or the residual death benefit minus Policy Loan balance.

We reserve the right to assess an administrative fee of not more than the maximum administrative fee shown on the policy schedule to process an accelerated death benefit request under this rider. The fee will be added to the lien at the time the accelerated death benefit is paid.

The effective date of this rider is shown on the policy schedule.

If the policy lapses and is reinstated, this rider will automatically be reinstated with the policy. Any Lien Balance that was outstanding at the time the policy lapsed will be reinstated with accrued interest as if the policy had not lapsed.

This rider will end at the earlier of Written Notice from you or termination of the Policy. If the accelerated death benefit is terminated, this shall not prejudice the payment of benefits for any qualifying event that occurred while the form was in force.

Example: An Insured is diagnosed with a terminal illness with a certified life expectancy of 12 months or less. This rider gives the Insured the right to accelerate the lesser of 75% or $1,000,000 of the Specified Amount, plus the administrative fee, which will be held as an interest-accruing lien against the remaining death benefit. If the client has a $1 million death benefit, they would be able to accelerate up to $750,000.

Advisory Fee Endorsement (Standard)

You may have an independent agreement between you and a registered investment advisor. Advisory Fees are used to compensate an advisor for any management of your Policy subject to the terms you and your advisor have mutually agreed upon. The Advisory Fees deducted from your Policy are to pay for management and advice by your registered investment advisor pertaining to this Policy. Advisory Fees will not exceed 1.5% of the Account Value on an annualized basis and are not subject to a withdrawal charge. There is no minimum Advisory Fee amount. The maximum advisory fee amount is the lesser of:

▪	1.5% of the Account Value on an annualized basis; or
▪	The Cash Surrender Value minus the sum of the next three Monthly Deductions.

Advisory fees result in (1) cancellation of the Accumulation Units from each applicable Subaccount; and (2) a reduction of the Account Value in the Fixed Account by the amount of the Advisory fee taken from the Fixed Account. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. You may tell us how to deduct the Advisory Fee from the Investment Options, provided that the remaining Account Value in each Subaccount is not less than the minimum subaccount balance shown on the Policy schedule. If you do not, we will deduct it Pro-Rata.

These Advisory Fees may be considered withdrawals from the Policy for tax purposes. The Specified Amount will not be reduced by the amount of these Advisory Fees. Advisory Fees may not be taken after the Insured reaches Attained Age 121 or if the Policy is in a paid-up status.

Example: A Policy Owner has a relationship with a registered investment advisor who manages a portion of his/her assets. A portion of those assets are held as part of the VUL policy. The client has a compensation agreement with the advisor, and this endorsement allows the Policy Owner to use funds from the Policy to compensate their advisor. The client may select the percentage of compensation as well as the mode as long as the total compensation does not exceed 1.5% per year. After filling out the appropriate forms as required by us, we will use funds from the policy to compensate the advisor. When the funds are withdrawn from the policy, there will be no surrender charges or withdrawal charges assessed, and the withdrawals will not impact the Specified Amount of the policy. However, assume the Policy is utilizing death benefit Option A with a specified amount of $100,000 and has enough Account Value to result in a death benefit of greater than $100,000 after the application of the Corridor Factor. An Advisory Fee Withdrawal of $100 would result in a death benefit reduction of more than $100.

Overloan Protection Benefit Endorsement (Standard for Owners that select the guideline premium test ("GPT"))

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Loan Balance by providing paid-up life insurance. When the conditions specified below are met we will notify you that you may elect this benefit by Written Notice. If the Policy has entered a grace period, we will mail you a notice of eligibility and the following will apply:

(1)	We will mail the notice at least 31 days prior to the end of the grace period. Your Written Notice must be postmarked by the end of the grace period and while the Insured is alive.
(2)	If our notice is sent less than 31 days prior to the end of the grace period, your Written Notice must be postmarked within 30 days of the date of your receipt of the notice and while the Insured is alive.

Once you have elected this benefit, your Policy will not lapse or mature. We will notify you when this benefit has been exercised with the changes to your Policy.

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You may elect this benefit only if the following requirements are met:

(1)	the Insured is age 75 or older;
(2)	the Policy is in its 11th Policy year or later;
(3)	the outstanding Loan Balance is more than 92.5%, but less than 96% of the Account Value. If the outstanding Loan Balance is greater than 96% of your Account Value, you can repay Loan Balance to bring the balance within the range of 92.5% and 96% of your Account Value;
(4)	the outstanding Loan Balance is more than the Specified Amount; and
(5)	The Internal Revenue Code Life Insurance Qualification Test chosen at policy issue was the guideline premium test ("GPT").

Electing this benefit will change your Policy as follows:

(1)   We will deduct 3.5% of the Account Value on the date you elect this benefit. There is no charge if this benefit is not elected.

(2)	After we take the 3.5% deduction, we will set the Specified Amount to 105% of the remaining Account Value. No further changes in the Specified Amount will be allowed.
(3)	We will set the death benefit option to Option A as described in this Death Benefit section. No further changes in the death benefit option will be allowed.

(4)   The death benefit at any time after you elect the benefit will equal the greatest of:

a.	the Specified Amount;
b.	the Account Value times the Corridor Factor as shown in your Policy Schedule; or
c.	the outstanding Loan Balance times the Corridor Factor as shown in your Policy Schedule.

(5)   The death benefit proceeds will equal the death benefit on the Insured’s date of death minus any outstanding Loan Balance.

(6)   Any rider attached to the Policy will terminate, and any charges or fees associated with the riders will cease.

(7)   We will not accept any additional premiums.

(8)   You may not take additional partial withdrawals and Policy Loans, except for automatic loans to cover loan interest not paid when due.

(9)   We will stop taking Monthly Deductions.

(10) All amounts not allocated to the Loan Account must be allocated to the Fixed Account.

This benefit will terminate at the earliest of:

(1)	when the Policy terminates; or
(2)	when we receive Written Notice from you requesting termination of this rider.

This endorsement may be reinstated upon reinstatement of the Policy.

Electing the benefit provided by this endorsement may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Example: An Insured with Attained Age 80 is in their 20th Policy year. The Loan Balance is between 92.5% and 96% of the Account Value, and the Loan Balance is greater than the Specified Amount. The Internal Revenue Code Life Insurance Qualification Test chosen at policy issue was the Guideline Premium Test. The Insured chooses to elect the Overloan Protection Benefit Endorsement. A charge of 3.5% of the Account Value is taken from the Policy, the Specified Amount is set to 105% of the remaining Account Value. The death benefit option is changed to death benefit Option A, no further premiums are accepted, all riders are terminated, Monthly Deductions cease, all amounts not allocated to the Loan Account must be allocated to the Fixed Account, and no further changes to the Policy are allowed. Upon death, the Beneficiary receives the death benefit minus any outstanding Policy Loan.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

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Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

Policy Loans (Standard)

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. For additional information regarding Policy Loans, refer to the POLICY LOANS section.

Children's Insurance Rider (Optional)

This rider insures each child of the Insured if the child is:

▪	named in the application for this rider; or
▪	born after the date of the application; or
▪	adopted by the Insured after the date of the application and before the child’s 18th birthday.

This rider does not insure any child less than 15 days old nor after the child’s 25th birthday.

We will pay the benefit amount under this rider as soon as we receive satisfactory proof that an insured child died while this rider is in force. Unless otherwise provided, the benefit will be paid to:

▪	the policyholder, if living; otherwise
▪	the Beneficiary

If the Insured dies (except by suicide within two years of the effective date of this rider), existing insurance on each insured child will be continued at no cost until the child’s 25th birthday. If the Insured commits suicide during the first two years of the Policy, there is a 31-day period for conversion for each Insured child.

The rider may be converted on each insured child, without evidence of insurability subject to our rules as to the minimum amount, plan of insurance and age at issue, which are in effect on the date of conversion, if:

(1)	we receive a written application no later than 31 days after the insured child’s 25th birthday;
(2)	the new policy is any one of the permanent policies issued by us at the time of conversion; and
(3)	this rider is in force.

Before the insured child’s 25th birthday, the amount of the new policy may not exceed the benefit amount of the rider on the date of conversion. On or after the insured child’s 25th birthday, the amount of the new policy may not exceed five times the amount of insurance of this rider on the date of conversion.

The Policy Date of the new policy will be the date of conversion. Insurance under this rider on that insured child will terminate on the date of conversion. The incontestability and suicide provisions of the new policy shall be measured from the effective date of this rider up to the benefit amount of this rider on the date of conversion. For any additional face amount, the incontestability and suicide provisions will run from the effective date of the new policy.

This rider will terminate at the earliest of:

(1)	when the Policy terminates for any reason other than the death of the insured;

(2)   when we receive Written Notice from you requesting termination of this rider;

(3)   upon death of the insured by suicide within two years from the Issue Date of this rider;

(4)   on the expiry date shown on the Policy schedule; or

(5)	upon death of the last surviving additional insured.

This rider may be reinstated upon reinstatement of the Policy, if you provide us with evidence of insurability on each insured child. If this rider is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.

We will not contest this rider, in the absence of fraud, with respect to each insured child after the benefit amount on that child has been in force during that child’s life for two years. Our total liability will be to return the monthly rider charges paid while the insurance on that child’s life was in force. If this rider is reinstated, the contestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.

Ameritas Advisor ClearEdge VUL	36

If any insured child under this rider commits suicide (while sane or insane) within two years after the date that child’s insurance starts, our total liability will be to return the monthly rider charges paid for this rider while the insurance on that child was in force.

We will deduct the monthly cost of this rider until it terminates. If the Insured dies (except by suicide within two years of the effective date of this rider), existing insurance on each insured child will be continued at no cost until the child’s 25th birthday.

This rider does not have Cash Surrender Value or loan value.

Example: A Policy Owner has this rider attached to their Policy covering their 10-year-old child for an amount of $25,000. That child then dies. A $25,000 death benefit would be paid for the death of the child upon satisfactory proof. This rider does not insure any child after the child's 25th birthday.

Waiver of Monthly Deduction Rider (Optional)

We will waive the Monthly Deduction for the Policy during continued covered disability of the Insured while the Policy and this rider are in force. If this benefit is in effect, all benefits included under the Policy shall continue in force subject to the Policy Loan provisions.

Any Policy adjustments made will increase or decrease the Monthly Deduction accordingly.

The Insured is considered to be totally disabled if:

(1)	During the first 24 months of total disability, the Insured is unable to perform any of the substantial and material duties of his or her occupation for wage or profit, due to sickness or accidental bodily injury. Being a homemaker or student is considered engaging in work for wage or profit; and,
(2)	After the first 24 months of total disability, the Insured is unable to perform any of the substantial and material duties of his or her occupation for wage or profit, or any other occupation for which he or she becomes reasonably suited by education, training or experience, due to sickness or accidental bodily injury. Being a homemaker or student is considered engaging in work for wage or profit.
(3)	Upon the total and permanent loss, by Insured of:
(a)	the sight of both eyes;
(b)	hearing of both ears;

(c)   speech;

(d)	the use of both hands;
(e)	the use of both feet; or
(f)	the use of one hand and one foot.

We will waive the Monthly Deduction for the Policy upon receipt of satisfactory proof that:

(1)	the Insured is totally disabled; and
(2)	total disability began while this rider was in force; and
(3)	total disability has continued for six consecutive months.

If the Insured’s total disability begins before the Policy Anniversary nearest the Insured’s 60th birthday, we will waive the Monthly Deduction for the policy for the period that the Insured continues to be totally disabled. We will continue to waive the Monthly Deduction for the policy, while the policy remains in force.

If the Insured’s total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, we will waive the Monthly Deduction for the policy for the period that the Insured continues to be totally disabled, but only up to the Policy Anniversary nearest the Insured’s 65th birthday.

The premium must continue to be paid until the claim for waiver of Monthly Deduction is approved by us. A premium paid and later waived will be refunded. If total disability begins during a grace period, payment of the overdue premium is required to avoid a lapse of insurance before we approve the claim for waiver of Monthly Deduction.

Monthly Deductions credited by us will not be deducted from the death benefit proceeds.

Written Notice and satisfactory proof of the Insured’s total disability must be given to us while this rider is in force:

(1)	during the life of the Insured;
(2)	during the period of total disability;
(3)	within one year after the beginning of the total disability; and
(4)	before the Policy Anniversary nearest the Insured’s 65th birthday.

Failure to give Written Notice and satisfactory proof within one year will not cause the denial of a claim if it is shown that the Written Notice and satisfactory proof were given as soon as was reasonably possible. However, no amount due more than one year prior to our receipt of satisfactory proof of claim will be waived.

Satisfactory proof of continuance of total disability must be given to us as often as we reasonably require but not more frequently than once every 30 days. After the first two years of continuous disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as part of any satisfactory proof. If satisfactory proof is not given to us when required, no further Monthly Deductions will be waived.

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No benefit will be paid if disability results from or is contributed to by:

(1)	attempted suicide, or intentionally self-inflicted injury, while sane or insane;
(2)	an act of declared or undeclared war, whether or not the Insured is a member of any armed forces;
(3)	any active participation in a riot, insurrection or terrorist activity;
(4)	an attempt to commit, or commission of, an assault or felony;
(5)	voluntary intake or use by means of:
(a)	any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions; or
(b)	poison, gas or fumes, unless a direct result of an occupational accident;
(6)	intoxication as defined by the jurisdiction where the total disability occurred; or
(7)	participation in an illegal occupation or activity.

This rider will terminate at the earliest of:

(1)	when the policy terminates;
(2)	on the expiry date shown on the Policy schedule. However, the termination will not affect an eligible claim for total disability that occurred before age 65; or
(3)	when we receive Written Notice from you requesting termination of this rider.

This rider does not have Cash Surrender Value or loan value.

Example: The Insured of a Policy with this rider suffers a covered disability at age 45. After six months of disability, all Monthly Deductions from the Policy will be waived. The Insured then recovers at age 48, and Monthly Deductions under the Policy are resumed.

Waiver of Specified Premium Rider (Optional)

The Waiver of Specified Premium Rider provides payment of a specified premium to be credited to the Policy as premiums paid during continued covered disability of the Insured under the Policy while the Policy and this rider are in force. On any Monthly Date during continued covered disability, the benefit that is paid may be more or less than the cost of insurance and other charges. The Cash Surrender Value may increase or decrease. Additional premium payments may be required to keep the Policy in force.

The Insured is considered to be totally disabled if:

(1)	During the first 24 months of total disability, the Insured is unable to perform any of the substantial and material duties of his or her occupation for wage or profit, due to sickness or accidental bodily injury. Being a homemaker or student is considered engaging in work for wage or profit; and,
(2)	After the first 24 months of total disability, the Insured is unable to perform any of the substantial and material duties of his or her occupation for wage or profit, or any other occupation for which he or she becomes reasonably suited by education, training or experience, due to sickness or accidental bodily injury. Being a homemaker or student is considered engaging in work for wage or profit.
(3)	Upon the total and permanent loss, by Insured of:
a.	the sight of both eyes;
b.	hearing of both ears;
c.	speech;
d.	the use of both hands;
e.	the use of both feet; or
f.	the use of one hand and one foot.

We will credit, as premium to the policy, the specified premium benefit amount. This will be credited upon receipt of satisfactory proof that:

(1)	the Insured is totally disabled; and
(2)	total disability began while this rider was in force; and
(3)	total disability has continued for six consecutive months.

If the Insured’s total disability begins before the Policy Anniversary nearest the Insured’s 60th birthday, we will credit specified premiums due under the policy for the period that the Insured continues to be totally disabled. We will continue to credit specified premiums due under the Policy, while the Policy remains in force.

If the Insured’s total disability begins after the Policy Anniversary nearest the Insured’s 60th birthday, we will credit specified premiums due under the Policy for the period that the Insured continues to be totally disabled, but only up to the Policy Anniversary nearest the Insured’s 65th birthday.

The premium must continue to be paid until the claim for specified premium is approved by us. A premium paid and later waived will be refunded. If total disability begins during a grace period, payment of the overdue premium is required to avoid a lapse of insurance before we approve the claim for the specified premium benefit.

Specified premiums credited by us will not be deducted from the death benefit proceeds.

If the Waiver of Specified Premium benefit is in effect, all benefits included under the Policy, excluding optional benefits that are issued as attachments to the Policy, shall continue as long as the Policy does not terminate.

Ameritas Advisor ClearEdge VUL	38

Written Notice and satisfactory proof of the Insured’s total disability must be given to us while this rider is in force:

(1) during the life of the Insured;

(2) during the period of total disability;

(3) within one year after the beginning of the total disability; and

(4) before the Policy Anniversary nearest the Insured’s 65th birthday.

Failure to give Written Notice and satisfactory proof within one year will not cause the denial of a claim if it is shown that the Written Notice and satisfactory proof were given as soon as was reasonably possible. However, no specified premium due more than one year prior to our receipt of satisfactory proof of claim will be credited.

Satisfactory proof of continuance of total disability must be given to us as often as we reasonably require. After the first two years of continuous disability, satisfactory proof will not be required more than once a year. Examination of the Insured at our expense by physicians approved by us may be required as part of any satisfactory proof. If satisfactory proof is not given to us when required, no further specified premiums will be credited.

No benefit will be paid if disability results from or is contributed to by:

(1)	attempted suicide, or intentionally self-inflicted injury, while sane or insane;
(2)	an act of declared or undeclared war, whether or not the Insured is a member of any armed forces;
(3)	any active participation in a riot, insurrection or terrorist activity;
(4)	an attempt to commit, or commission of, an assault or felony;
(5)	voluntary intake or use by means of:
(a)	any drug, unless prescribed or administered by a physician and taken in accordance with the physician’s instructions; or
(b)	poison, gas or fumes, unless a direct result of an occupational accident;
(6)	intoxication as defined by the jurisdiction where the total disability occurred; or
(7)	participation in an illegal occupation or activity.

This rider will terminate at the earliest of:

(1)	when the policy terminates;
(2)	on the expiry date shown on the policy schedule. However, the termination will not affect an eligible claim for total disability that occurred before age 65; or
(3)	when we receive Written Notice from you requesting termination of this rider.

This rider does not have Cash Surrender Value or loan value.

Example: The Insured of a Policy with this rider suffers a covered disability at age 45. After six months of disability, a specified premium will be credited to the Policy as reflected on the Policy schedule. These payments will continue until the Policy is terminated or the Insured recovers.

SURRENDERS AND WITHDRAWALS

Cash Surrender

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail, email or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	Any Cash Surrender Value available under the Policy at any time other than on a Policy Anniversary, shall be calculated with allowance for lapse of time from the last preceding anniversary.
▪	The Policy has no Surrender charge.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawalcharge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

We may deduct a partial withdrawal fee, which will not exceed the maximum partial withdrawal fee of $50.

If death benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

If death benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

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If death benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail, email or fax.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. You may tell us how to allocate the partial withdrawal among the Investment Options, provided that the remaining Account Value in each Subaccount is not less than $100, if you do not tell us, we will deduct it Pro-Rata.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Advisory Fee Withdrawals

If you elect to pay the Advisory Fees from the Account Value, you have done so pursuant to a separate agreement between yourself and your financial professional. Ameritas Life has not made any independent investigation of these financial professionals, and is not endorsing such services. Ameritas Life will, pursuant to an Advisory Fee Authorization signed by you, process a partial withdrawal from the value of your Policy to pay for the services of your financial professional. The advisory fees are separate from and in addition to the Policy and optional rider fees and expenses described in this Prospectus. Your financial professional will be solely responsible for the accuracy of any such advisory fee payment calculation as well as the frequency or reasonableness of each withdrawal request to pay advisory fees. We have no duty to inquire into the amount of the Account Value submitted for withdrawal but we will follow instructions provided through the Advisory Fee Authorization and ensure the amount requested is distributed and processed accurately. We will not allow or make an advisory fee withdrawal until we have a completed Advisory Fee Authorization from the Policy Owner.

You may authorize your financial professional to make withdrawals to pay advisory fees from your Policy by submitting the Advisory Fee Authorization. This authorization is used to authorize your financial professional to deduct advisory fees directly from your Policy, change or terminate any prior advisory fee authorization, and to change the financial professional that services your Policy. Thereafter, your financial professional must submit a written request for each one-time withdrawal to pay advisory fees or to establish or change a systematic withdrawal program to pay advisory fees, if available. Any systematic withdrawal program will continue until you terminate it. Your authorized withdrawals to pay advisory fees will be noted on your confirmation statements and/or your quarterly statements, as well as on your annual statements.

If you elect to authorize your financial professional to make withdrawals to pay advisory fees from your Account Value, the advisory fee will be deducted from the Investment Options on a Pro-Rata basis. Specific Investment Options may be chosen with a systematic withdrawal program, only if available. Your financial professional can have the fee deducted on an annual, semi-annual, quarterly, or monthly (for systematic withdrawal programs only) basis. Work with your financial professional to determine which options work for you.

Withdrawals to pay advisory fees (regardless of percentage or amount withdrawn) will not reduce the Specified Amount. However, withdrawals to pay advisory fees will reduce the Account Value by the withdrawal amount. In some cases, such as when the Policy's death benefit is driven by the Corridor Factor, withdrawing part of the Account Value may result in a death benefit reduction that is larger than the amount of the partial withdrawal. Withdrawals used to pay Advisory Fees are subject to the same restrictions and limitations for partial withdrawals generally, as described above.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy Loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the Policy Loan, withdrawal or Surrender.

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For information regarding your "right to examine" and "free look," see "Right to Examine" Period under the PREMIUMS section and STATE VARIATIONS under the GENERAL DESCRIPTION OF THE POLICY section.

POLICY LOANS

You may obtain a Policy Loan secured by the Cash Surrender Value of your Policy. Any Policy Loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a Policy Loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a Policy Loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Policy Loans and Other Distributions.

Amount You Can Borrow	Policy Loan Interest Rate

Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  Policy Loan interest on the Policy Loan Balance including the requested Policy Loan to the next Policy Anniversary; minus

▪  the sum of the next three Monthly Deductions.

Policy Loan Interest Rate During the First 5 Policy Years:
Current net annual loan interest rate of 1.0% (guaranteed not to exceed 3%): we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.

Policy Loan Interest Rate After the First 5 Policy Years:
Current net annual loan interest rate of 0.0% (guaranteed not to exceed 2.5%): we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% (guaranteed to be at least 1.0%) to any amounts in the Loan Account.

Loan Rules

▪	The Policy must be assigned to us as security for the Policy Loan.
▪	We will accept a loan request signed by you on our form of Written Notice by mail, email or fax. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Interest accrues daily and becomes a part of the Policy Loan Balance. Policy Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid Policy Loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct Policy Loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If the Policy Loan Balance exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay the Policy Loan Balance in full or in part any time while the Policy is in force. We will deduct the amount of the Policy Loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a Policy Loan repayment; otherwise, we will treat any unspecified payment as premium. Policy Loan repayments will not incur a maximum sales charge imposed on premiums (load).
▪	The death benefit will be reduced by the amount of any Policy Loan Balance on the date of the Insured's death.
▪	We may defer making a Policy Loan from the Fixed Account for up to six months unless the Policy Loan is to pay premiums to us.

A Policy Loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all Policy Loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the Investment Options or receive the potentially higher current interest rate credited to the Fixed Account.

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LAPSE AND REINSTATEMENT

Lapse and Grace Period

Lapse

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Policy Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. Any premium payments sent by United States mail shall be deemed received if postmarked within the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. A death benefit will not be paid if the Policy has lapsed.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b - c) divided by (d) + (e) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Account Value at the beginning of the grace period; and

(d) is one minus the premium charge.

(e) is the sum of all due and unpaid Policy Loan interest during the grace period.

▪	Repayment or reinstatement of any outstanding Policy Loan.

The effective date of reinstatement will be the first Monthly Date following approval of the reinstatement.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

The Policy cannot be reinstated once it has been fully Surrendered.

TAXES

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the Beneficiary's gross income; however, special rules apply to employer owned life insurance or if the policy is transferred for value, particularly in a reportable policy sale. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee
Ameritas Advisor ClearEdge VUL	42

and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as Policy Loans being treated as a distribution (see Tax Treatment of Policy Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a Beneficiary of the Policy. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Policy Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Loan Balance exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and Policy Loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Policy Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay Policy Loan interest, the Policy Loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, Policy Loan, or assignment of the Policy that is included in income except where the distribution or Policy Loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

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Policy Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate Policy Loans could be treated as distributions rather than loans.

Distributions (including upon Surrender and partial withdrawals) and Policy Loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy Loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or Beneficiary.

Interest paid on Policy Loans generally is not tax deductible.

Advisory Fee Endorsement. Paying Advisory Fees from the Policy may be considered a distribution and may have tax consequences. The Internal Revenue Service has not issued any generally applicable guidance on this. We strongly urge you to consult legal counsel and your personal tax adviser.

Aggregation of modified endowment contracts. Pre-death distributions (including a Policy Loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. For variable life policies to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered owned by the insurance company and not by the Policy Owner. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The application of the investor control doctrine is subject to some uncertainty. The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in future regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement (Overloan Protection Benefit Endorsement). Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

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Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 30% of first year target premium and 1% of premiums above that amount paid in the first Policy year, as well as up to 1% of target premium in Policy years two through ten, for such marketing and education services, pursuant to these arrangements. We do not pay commissions to these broker-dealers pursuant to a selling agreement. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

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APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds ® IS American High-Income Trust, Class 1	0.32%*	12.69%	6.36%	4.67%
	Capital Research and Management Company (SM)
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 1	0.34%	38.81%	18.97%	14.64%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 1	0.28%	26.47%	13.65%	11.19%
	Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 1	0.57%*	16.22%	8.90%	4.95%
	Capital Research and Management Company (SM)
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds ® IS The Bond Fund of America, Class 1	0.23%*	5.21%	2.14%	2.33%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 1	0.27%*	17.66%	12.90%	10.19%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.65%	16.82%	10.27%	7.46%
	Calvert Research and Management
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I (named Calvert VP Nasdaq 100 Index Portfolio, Class I prior to 5/1/24)	0.48%*	54.40%	22.09%	17.29%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I (named Calvert VP Russell 2000 Small Cap Index Portfolio, Class I prior to 5/1/24)	0.39%*	16.60%	9.69%	6.77%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund, Class 1	0.86%*	21.94%	13.68%	8.67%
	Columbia Management Investment Advisers, LLC
Total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio	0.28%*	14.72%	8.93%	6.07%
	Dimensional Fund Advisors LP
Long-term capital appreciation.	DFA VA International Small Portfolio	0.40%	14.11%	7.86%	4.89%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Long-term capital appreciation.	DFA VA International Value Portfolio	0.27%	17.86%	8.87%	4.16%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Capital appreciation.	DWS Alternative Asset Allocation VIP, Class A	0.83%	6.19%	6.09%	2.96%
	DWS Investment Management Americas, Inc. /
	RREEF America L.L.C.
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	38.57%	17.58%	13.58%
	DWS Investment Management Americas, Inc.
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio, Initial Class [2]	0.89%	9.66%	7.79%	5.18%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [3]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [2]	0.47%	10.65%	12.30%	8.58%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [2,4]	0.27%	4.89%	1.72%	1.11%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [2]	0.58%	36.24%	19.64%	14.80%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio, Initial Class [2]	0.78%	27.50%	11.43%	7.75%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [2]	0.38%	6.20%	1.97%	2.33%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [2]	0.57%	15.08%	12.45%	8.12%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [2]	0.65%	9.41%	3.73%	3.36%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio, Initial Class [2]	0.59%	58.32%	26.57%	19.61%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series I	0.61%*	6.14%	1.89%	2.73%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	0.87%	13.15%	12.77%	9.79%
	Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series I	0.88%	18.13%	13.07%	8.93%
	Invesco Advisers, Inc.
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II (American Century VP Inflation Protection Fund, Class I prior to reorganization 4/26/24)	0.52%*	3.60%	2.90%	2.16%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II (American Century VP Mid Cap Value Fund, Class I prior to reorganization 4/26/24)	0.86%*	6.13%	11.05%	8.77%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Blended Research® Small Cap Equity Portfolio, Initial Class	0.51%*	18.96%	10.28%	8.27%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Conservative Allocation Portfolio, Initial Class	0.03%	10.42%	5.59%	4.55%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class	0.91%*	11.46%	6.41%	6.55%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Growth Allocation Portfolio, Initial Class	0.03%	15.29%	9.91%	7.54%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class	0.80%*	21.32%	13.31%	11.12%
	Massachusetts Financial Services Company

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2023
			1 year	5 year	10 year
Seeks capital appreciation.	MFS® Mid Cap Value Portfolio, Initial Class	0.79%*	12.73%	12.90%	8.73%
	Massachusetts Financial Services Company
Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Portfolios.	MFS® Moderate Allocation Portfolio, Initial Class	0.01%	12.99%	7.96%	6.21%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class	0.87%*	14.41%	11.08%	7.67%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	13.01%	8.49%	4.15%
	Massachusetts Financial Services Company
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Institutional Class	1.33%*	-7.74%	8.70%	-0.67%
	Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Institutional Class	0.69%	3.83%	3.31%	2.40%
	Pacific Investment Management Company LLC
Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO Short-Term Portfolio, Institutional Class	0.51%	6.06%	2.28%	2.02%
	Pacific Investment Management Company LLC
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund, Class IA [5]	0.88%	19.08%	9.96%	4.14%
	Putnam Investment Management, LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [6]	0.21%	14.33%	9.59%	7.89%
	Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [6]	0.13%	12.51%	5.60%	4.84%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [6]	0.29%	20.13%	14.28%	9.27%
	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [6]	0.29%	8.10%	11.57%	9.53%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [6]	0.14%	26.11%	15.52%	11.88%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [6]	0.33%	40.13%	16.08%	12.88%
	Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [6]	0.24%	11.66%	5.13%	4.34%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [6]	0.33%	14.65%	10.28%	6.80%
	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [6]	0.17%	15.83%	12.56%	9.27%
	The Vanguard Group, Inc.
Capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [6]	0.13%	15.55%	7.78%	6.19%
	The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [6]	0.26%	11.70%	7.18%	7.29%
	The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [6]	0.14%	6.16%	2.13%	1.93%
	The Vanguard Group, Inc.
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [6]	0.14%	5.58%	1.04%	1.71%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [6]	0.11%	15.54%	7.31%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [6]	0.13%	25.95%	14.93%	11.29%
	The Vanguard Group, Inc.

Ameritas Advisor ClearEdge VUL	48

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
3	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.
6	Vanguard is a trademark of The Vanguard Group, Inc.

Ameritas Advisor ClearEdge VUL	49

ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your financial professional or us (at our toll-free telephone number) to provide an illustration based upon your specific situation. You may annually request, without charge, an illustration from us. Currently there is no charge for additional illustrations. However, we reserve the right to charge the maximum fee of $50 for additional illustrations requested in the same Policy year.

STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about the Separate Account, us, and the Policy. You may obtain a copy without charge, request other information about the Policy, and make investor inquiries by calling our toll-free telephone number 800-255-9678.

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Loan Balance. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Loans, Subaccount transfers, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Also, reports and other information about the Separate Account are available on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Ameritas Advisor ClearEdge VUL	50

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

about the Policy described in this prospectus, or wish to request a Statement of Additional Information,

telephone us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritas.com

Email: direct@ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2024 Ameritas Life Insurance Corp.	SEC Registration #: 811-08868
Class/Contract # C000238662
File # 333-266911

Ameritas Advisor ClearEdge VUL	51

Statement of Additional Information: May 1, 2024
to accompany the Policy Prospectuses listed below.

LOW-LOAD Variable Life Insurance Policies
Ameritas Low-Load Variable Universal Life	Ameritas Advisor II VUL
Ameritas Low-Load Survivorship Variable Universal Life	Ameritas Advisor ClearEdge VUL
Ameritas Advisor VUL ®
offered through
Ameritas Life Insurance Corp. Separate Account LLVL

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY
MORE INFORMATION ON CHARGES

DISTRIBUTION OF MATERIALS	3
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	4
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by emailing us or accessing it through our website at ameritas.com/prospectuses or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVL (referred to as the "Separate Account” or the “Registrant") is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance and annuities, group dental, vision, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York).

We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC") a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is a segregated asset account of Ameritas Life established to receive and invest your Premiums. Ameritas Life established the Separate Account on August 24, 1994, under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Services

Affiliates of Ameritas Life may provide administrative services, including but not limited to third party administrative services, policy administration and other operation support services, claims administration, and development and maintenance of software, to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On October 1, 2021, Ameritas Life entered into a Fourth Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC, Variable Contract Agency, LLC, Ameritas Advisory Services, LLC, Select Benefits Group, LLC dba Dental Select and Ameritas Bluestar Retirement Services, LLC.

ALIC Seperate Account LLVL	SAI: 1	Statement of Additional Information

At the time of the Agreement, all parties to the Agreement were wholly owned subsidiaries of AHC or Ameritas Life. Ameritas Bluestar Retirement Services, LLC and Select Benefits Group, LLC dba Dental Select have since been dissolved. Ameritas Life made no payments for administrative services provided by affiliated companies in 2021, 2022, or 2023.

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

Ameritas Advisor ClearEdge VUL is offered continuously and distributed by Ameritas Investment Company, LLC ("AIC" or the “Underwriter”), a wholly owned subsidiary of ours, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which served as underwriter until its conversion to a limited liability company in January, 2020). Other policies listed above, and offered through the Separate Account, are no longer offered for new sales.

YEAR:	2021	2022	2023
Variable life insurance compensation we paid to Underwriter that was paid to other broker-dealers and representatives (not kept by the Underwriter).	$48,391	$106,923	$80,395
Variable life insurance compensation earned and kept by the Underwriter.	$0	$0	$0
Fees the Depositor paid to the Underwriter for variable life insurance Principal Underwriter services.	$7,420	$33,860	$26,893

DISTRIBUTION OF THE POLICY

Our Underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products

Ameritas Advisor ClearEdge VUL: We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 30% of first year target premium and 1% of premiums above that amount paid in the first Policy Year, as well as up to 1% of target premium in Policy years 2 – 10, for such marketing and education services, pursuant to these arrangements. We do not pay commissions to these broker-dealers pursuant to a selling agreement. You may ask your financial professional how he/she will personally be compensated for the transaction.

Distribution Compensation for Products No Longer Being Sold

Ameritas Advisor II VUL: We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We may provide up to 25% of first year target premium and 1% of premiums above that amount paid in the first Policy Year for such marketing and education services, pursuant to these arrangements. We do not pay commissions to these broker-dealers pursuant to a selling agreement. You may ask your financial professional how he/she will personally be compensated for the transaction.

Ameritas Advisor VUL: We pay as commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.

Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected

ALIC Seperate Account LLVL	SAI: 2	Statement of Additional Information

premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s gender, issue age, risk class, specified amount, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For Ameritas Advisor II VUL and Ameritas Advisor ClearEdge VUL, guaranteed cost of insurance rates are based on the gender-distinct 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Attained ages 18 and greater will follow smoker-distinct rates while attained ages 0-17 will follow composite rates. For Ameritas Advisor VUL, guaranteed cost of insurance rates are based on the gender-distinct smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

For all products under this Separate Account with the exception of Ameritas Advisor ClearEdge VUL, the cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, gender and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount. Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.
ALIC Seperate Account LLVL	SAI: 3	Statement of Additional Information

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2023 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2023, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1100 Capitol Avenue, Suite 300, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Seperate Account LLVL	SAI: 4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVL

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the “Account”) listed in Note 1 as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2024

We have served as the Account’s auditor since 1996.

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FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
454,014.266 shares at $2.37 per share (cost $990,086)	$1,076,014
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
3,410.188 shares at $25.47 per share (cost $96,211)	86,857
Deutsche DWS Investments VIT Funds (Scudder):
DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
14,973.842 shares at $26.97 per share (cost $270,367)	403,845
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
37,496.100 shares at $13.63 per share (cost $566,313)	511,072
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
29,841.821 shares at $13.86 per share (cost $398,569)	413,608
DWS International Growth VIP Portfolio, Class A (Global) -
8,118.467 shares at $15.11 per share (cost $115,818)	122,670
DWS Alternative Asset Allocation VIP Portfolio, Class A (Alt Asset) -
0.000 shares at $12.74 per share (cost $0)	-
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
16,122.092 shares at $37.84 per share (cost $601,596)	610,060
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
109,643.738 shares at $48.63 per share (cost $4,047,482)	5,331,975
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
42,706.599 shares at $48.30 per share (cost $1,639,177)	2,062,729
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
16,236.594 shares at $4.56 per share (cost $83,798)	74,039
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
143,680.775 shares at $11.17 per share (cost $1,730,241)	1,604,914
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
75,622.448 shares at $35.91 per share (cost $2,509,514)	2,715,602
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
31,853.918 shares at $25.82 per share (cost $720,355)	822,468
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
96,855.636 shares at $10.48 per share (cost $1,075,217)	1,015,047
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Inc. IC) -
15,434.218 shares at $24.85 per share (cost $374,352)	383,540
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
10,296.232 shares at $4.60 per share (cost $48,076)	47,363
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
9,988.160 shares at $36.44 per share (cost $361,945)	363,969

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,360,660.790 shares at $1.00 per share (cost $9,360,661)	$9,360,661
Fidelity(R) VIP Emerging Markets Portfolio, Initial Class (Emerging Markets) -
0.000 shares at $10.58 per share (cost $0)	-
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth) -
0.000 shares at $93.10 per share (cost $0)	-
Fidelity(R) VIP International Capital Appreciation Portfolio, Initial Class (International) -
0.000 shares at $21.20 per share (cost $0)	-
Fidelity(R) VIP Technology Portfolio, Initial Class (Tech) -
0.000 shares at $32.11 per share (cost $0)	-
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
12,331.185 shares at $24.24 per share (cost $292,161)	298,908
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
36,457.915 shares at $25.91 per share (cost $1,000,963)	944,625
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
87,557.285 shares at $18.50 per share (cost $1,692,083)	1,619,810
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
9,999.797 shares at $34.09 per share (cost $346,462)	340,893
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
610.817 shares at $58.96 per share (cost $37,704)	36,014
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Mid Cap) -
0.000 shares at $62.81 per share (cost $0)	-
Invesco V.I. Core Plus Bond Fund Portfolio, Series I (Bond) -
0.000 shares at $5.74 per share (cost $0)	-
Invesco V.I. Main Street Small Cap Fund(R) Portfolio, Series I (Small Cap) -
0.000 shares at $26.91 per share (cost $0)	-
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,248.930 shares at $45.15 per share (cost $34,666)	56,389
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
58,050.092 shares at $9.64 per share (cost $609,696)	559,603
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
89,571.361 shares at $26.63 per share (cost $2,337,585)	2,385,285
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
89,410.228 shares at $33.35 per share (cost $2,385,905)	2,981,831
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
3,095.652 shares at $15.76 per share (cost $56,338)	48,787

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
3,501.510 shares at $160.37 per share (cost $462,229)	$561,537
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
30,031.681 shares at $70.91 per share (cost $1,661,760)	2,129,547
Rydex Precious Metals Fund Portfolio (Precious Metals) -
28,107.351 shares at $37.75 per share (cost $1,041,377)	1,061,053
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
928.848 shares at $30.03 per share (cost $33,304)	27,893
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
2,269.779 shares at $21.43 per share (cost $52,147)	48,641
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
931.510 shares at $16.97 per share (cost $15,134)	15,808
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
140,720.731 shares at $23.27 per share (cost $2,287,479)	3,274,571
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
717,135.983 shares at $60.89 per share (cost $27,682,850)	43,666,410
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
683,534.300 shares at $10.63 per share (cost $7,772,134)	7,265,970
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
519,820.372 shares at $11.92 per share (cost $6,396,106)	6,196,259
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
391,310.450 shares at $23.93 per share (cost $8,338,972)	9,364,059
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
469,981.236 shares at $49.45 per share (cost $18,326,247)	23,240,572
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
12,905.302 shares at $24.44 per share (cost $313,849)	315,406
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
40,908.568 shares at $29.11 per share (cost $1,210,031)	1,190,848
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
233,029.732 shares at $10.31 per share (cost $2,446,252)	2,402,537
Vanguard(R) Equity Income Portfolio (Equity Income) -
447,155.284 shares at $23.91 per share (cost $9,804,470)	10,691,483
Vanguard(R) Growth Portfolio (Growth) -
825,380.781 shares at $25.34 per share (cost $18,980,061)	20,915,149
Vanguard(R) Balanced Portfolio (Balanced) -
363,213.166 shares at $23.29 per share (cost $7,905,107)	8,459,235

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
328,830.736 shares at $7.37 per share (cost $2,466,272)	$2,423,483
Vanguard(R) International Portfolio (International) -
563,769.874 shares at $24.57 per share (cost $13,461,236)	13,851,826
Vanguard(R) Diversified Value Portfolio (Diversified) -
244,995.958 shares at $15.63 per share (cost $3,445,601)	3,829,287
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
890,881.520 shares at $17.61 per share (cost $17,193,552)	15,688,424
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
83,074.397 shares at $21.09 per share (cost $1,776,664)	1,752,039
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
11,810.698 shares at $18.60 per share (cost $223,583)	219,679
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
20,928.625 shares at $20.46 per share (cost $600,053)	428,200
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
24,934.470 shares at $25.99 per share (cost $623,106)	648,047
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
61,734.803 shares at $19.44 per share (cost $1,261,967)	1,200,125
American Century VP International Fund Portfolio, Class I (International) -
3,435.027 shares at $10.58 per share (cost $35,352)	36,343
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
23,312.629 shares at $9.39 per share (cost $238,894)	218,906
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
729.671 shares at $59.26 per share (cost $39,078)	43,240
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
4,808.201 shares at $99.44 per share (cost $490,229)	478,128
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
15,750.965 shares at $14.49 per share (cost $212,523)	228,231
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
11,171.991 shares at $17.50 per share (cost $192,977)	195,510
American Funds(R) IS New World Fund(R) Portfolio, Class 1 (IS New World) -
6,442.765 shares at $25.48 per share (cost $167,324)	164,162
American Funds(R) IS The Bond Fund of America Portfolio, Class 1(IS Bond)
0.000 shares at $9.54 per share (cost $0)	-
American Funds(R) IS American High-Income Trust Portfolio, Class 1(IS High Income)
0.000 shares at $8.94 per share (cost $0)	-

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
60,280.980 shares at $12.84 per share (cost $857,332)	$774,008
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
24,352.413 shares at $32.25 per share (cost $829,624)	785,365
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
58,199.144 shares at $8.57 per share (cost $512,206)	498,767
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
0.000 shares at $12.94 per share (cost $0)	-
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
52,719.918 shares at $16.88 per share (cost $852,214)	889,912
MFS® Variable Insurance Trust III (MFS)
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Initial Class (Small Cap) -
0.000 shares at $10.01 per share (cost $0)	-
MFS(R) Conservative Allocation Portfolio, Initial Class (Conservative All) -
0.000 shares at $9.33 per share (cost $0)	-
MFS(R) Global Real Estate Portfolio, Initial Class (Global RE) -
0.000 shares at $13.08 per share (cost $0)	-
MFS(R) Growth Allocation Portfolio, Initial Class (Growth) -
0.000 shares at $9.56 per share (cost $0)	-
MFS(R) Mid Cap Value Portfolio, Initial Class (Mid Cap Value) -
0.000 shares at $9.83 per share (cost $0)	-
MFS(R) Moderate Allocation Portfolio, Initial Class (Moderate All) -
0.000 shares at $10.72 per share (cost $0)	-
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,134.700 shares at $95.39 per share (cost $791,058)	871,359
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
1,397.749 shares at $119.60 per share (cost $128,302)	167,171
Calvert VP S&P 500 Index Portfolio (S&P 500) -
22,261.826 shares at $172.99 per share (cost $3,480,892)	3,851,073
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
12,906.375 shares at $79.76 per share (cost $1,051,542)	1,029,412
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
6,783.789 shares at $17.73 per share (cost $118,804)	120,277
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
18,911.198 shares at $19.28 per share (cost $357,918)	364,608

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit), continued:
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
11,090.033 shares at $20.58 per share (cost $236,448)	$228,233
Calvert VP Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
0.000 shares at $143.17 per share (cost $0)	-
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
141,052.380 shares at $46.19 per share (cost $5,287,533)	6,515,209
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
125,887.119 shares at $12.90 per share (cost $1,813,066)	1,623,944
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative Class (Commodity) -
126,860.107 shares at $5.35 per share (cost $855,650)	678,702
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
120,571.587 shares at $9.18 per share (cost $1,201,834)	1,106,847
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
2,282.198 shares at $9.60 per share (cost $22,645)	21,909
PIMCO CommodityRealReturn(R) Strategy Portfolio, Institutional Class (Commodity Inst) -
0.000 shares at $5.32 per share (cost $0)	-
PIMCO Real Return Portfolio, Institutional Class (Real Return) -
0.000 shares at $11.57 per share (cost $0)	-
PIMCO Short-Term Portfolio, Institutional Class (Short Term) -
0.000 shares at $10.23 per share (cost $0)	-
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
14,620.425 shares at $9.71 per share (cost $150,111)	141,964
VA International Small Portfolio (Small) -
35,723.514 shares at $11.88 per share (cost $438,048)	424,395
VA International Value Portfolio (Value) -
52,113.491 shares at $13.61 per share (cost $635,862)	709,265
VA Short-Term Fixed Portfolio (Fixed) -
120,847.220 shares at $10.03 per share (cost $1,233,434)	1,212,098
VA U.S. Large Value Portfolio (Large) -
25,805.970 shares at $32.54 per share (cost $724,630)	839,726
VA U.S. Targeted Value Portfolio (Targeted) -
40,798.729 shares at $22.60 per share (cost $839,218)	922,051
VA Global Moderate Allocation Portfolio (Global) -
5,774.142 shares at $15.08 per share (cost $82,160)	87,074
VA Equity Allocation Portfolio (Equity) -
39,018.430 shares at $14.19 per share (cost $503,119)	553,672

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2023

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Series Trust II (Columbia)
Columbia Variable Portfolio - Small Cap Value Fund Portfolio, Class 1 (Small) -
0.000 shares at $12.98 per share (cost $0)	$-
Putnam Variable Trust (Putnam)
Putnam VT International Value Fund Portfolio, Class IA (International) -
0.000 shares at $11.93 per share (cost $0)	-

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$242,928,227

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,422
Mortality and expense risk charge	(6,314)
Net investment income(loss)	9,108

Realized gain(loss) on investments:
Net realized gain distributions	3,695
Net realized gain(loss) on sale of fund shares	790
Net realized gain(loss)	4,485

Change in unrealized appreciation/depreciation	130,268

Net increase(decrease) in net assets resulting
from operations	$143,861

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,108	$4,756
Net realized gain(loss)	4,485	103,282
Net change in unrealized appreciation/depreciation	130,268	(300,236)
Net increase(decrease) in net assets resulting
from operations	143,861	(192,198)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	49,539	56,672
Subaccounts transfers (including fixed account), net	28,748	(167,877)
Transfers for policyowner benefits and terminations	(5,173)	(7,228)
Policyowner maintenance charges	(15,867)	(15,718)
Net increase(decrease) from policyowner transactions	57,247	(134,151)

Total increase(decrease) in net assets	201,108	(326,349)
Net assets at beginning of period	874,906	1,201,255
Net assets at end of period	$1,076,014	$874,906

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2023		2023		2023

$160		$4,899		$4,497
(516)		(1,077)		(2,449)
(356)		3,822		2,048

-		18,486		9,640
(575)		1,222		(14,278)
(575)		19,708		(4,638)

9,631		59,061		66,972

$8,700		$82,591		$64,382

Mid Cap		Equity 500		Small Cap

2023	2022	2023	2022	2023	2022

$(356)	$(579)	$3,822	$3,253	$2,048	$1,599
(575)	18,055	19,708	21,454	(4,638)	71,991
9,631	(39,578)	59,061	(98,813)	66,972	(200,013)

8,700	(22,102)	82,591	(74,106)	64,382	(126,423)

-	-	1,164	2,095	16,758	21,321
-	(225)	-	(15)	51,514	8,637
(8)	(5,809)	-	(52)	(40,237)	(18,408)
(2,762)	(3,194)	(3,470)	(3,408)	(14,338)	(17,167)
(2,770)	(9,228)	(2,306)	(1,380)	13,697	(5,617)

5,930	(31,330)	80,285	(75,486)	78,079	(132,040)
80,927	112,257	323,560	399,046	432,993	565,033
$86,857	$80,927	$403,845	$323,560	$511,072	$432,993

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,967
Mortality and expense risk charge	(1,985)
Net investment income(loss)	1,982

Realized gain(loss) on investments:
Net realized gain distributions	13,321
Net realized gain(loss) on sale of fund shares	(1,094)
Net realized gain(loss)	12,227

Change in unrealized appreciation/depreciation	32,398

Net increase(decrease) in net assets resulting
from operations	$46,607

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,982	$736
Net realized gain(loss)	12,227	8,065
Net change in unrealized appreciation/depreciation	32,398	(70,002)
Net increase(decrease) in net assets resulting
from operations	46,607	(61,201)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	85,734	47,851
Subaccounts transfers (including fixed account), net	6,536	(94,258)
Transfers for policyowner benefits and terminations	(872)	(1,706)
Policyowner maintenance charges	(14,741)	(14,401)
Net increase(decrease) from policyowner transactions	76,657	(62,514)

Total increase(decrease) in net assets	123,264	(123,715)
Net assets at beginning of period	290,344	414,059
Net assets at end of period	$413,608	$290,344

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder

Global		Alt Asset		Growth

2023		2023		2023

$883		$-		$398
(723)		-		(2,882)
160		-		(2,484)

-		-		21,911
355		-		(4,985)
355		-		16,926

15,185		-		154,573

$15,700		$-		$169,015

Global		Alt Asset		Growth

2023	2022	2023	2022	2023	2022

$160	$1,022	$-	$-	$(2,484)	$(2,446)
355	1,291	-	-	16,926	75,703
15,185	(69,175)	-	-	154,573	(279,252)

15,700	(66,862)	-	-	169,015	(205,995)

8,155	11,325	-	-	13,678	14,791
6,826	(82,431)	-	-	(5,013)	7,489
(90)	(106)	-	-	(318)	(466)
(6,341)	(5,098)	-	-	(21,027)	(18,083)
8,550	(76,310)	-	-	(12,680)	3,731

24,250	(143,172)	-	-	156,335	(202,264)
98,420	241,592	-	-	453,725	655,989
$122,670	$98,420	$-	$-	$610,060	$453,725

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$26,120
Mortality and expense risk charge	(37,758)
Net investment income(loss)	(11,638)

Realized gain(loss) on investments:
Net realized gain distributions	192,518
Net realized gain(loss) on sale of fund shares	308,343
Net realized gain(loss)	500,861

Change in unrealized appreciation/depreciation	1,084,203

Net increase(decrease) in net assets resulting
from operations	$1,573,426

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(11,638)	$(10,089)
Net realized gain(loss)	500,861	374,990
Net change in unrealized appreciation/depreciation	1,084,203	(2,311,775)
Net increase(decrease) in net assets resulting
from operations	1,573,426	(1,946,874)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	160,703	145,831
Subaccounts transfers (including fixed account), net	(1,223,017)	(349,978)
Transfers for policyowner benefits and terminations	(54,629)	(122,427)
Policyowner maintenance charges	(133,631)	(126,494)
Net increase(decrease) from policyowner transactions	(1,250,574)	(453,068)

Total increase(decrease) in net assets	322,852	(2,399,942)
Net assets at beginning of period	5,009,123	7,409,065
Net assets at end of period	$5,331,975	$5,009,123

The accompanying notes are an integral part of these financial statements.

FS-15

Fidelity
		High Income		Inv. Grade
Contrafund SC		SC		Bond IC

2023		2023		2023

$7,334		$4,039		$42,991
(5,327)		(215)		(11,452)
2,007		3,824		31,539

65,316		-		-
2,912		(781)		(187,999)
68,228		(781)		(187,999)

435,431		3,969		250,038

$505,666		$7,012		$93,578

Contrafund SC		High Income SC		Inv. Grade Bond IC

2023	2022	2023	2022	2023	2022

$2,007	$1,937	$3,824	$3,602	$31,539	$40,640
68,228	79,062	(781)	(476)	(187,999)	84,647
435,431	(538,966)	3,969	(12,580)	250,038	(428,074)

505,666	(457,967)	7,012	(9,454)	93,578	(302,787)

59,225	58,905	-	78	94,024	99,300
(4,876)	571,547	-	63,465	(612,384)	243,709
-	(255)	-	(25)	(85,204)	(37,301)
(14,808)	(13,008)	(5,058)	(4,479)	(27,901)	(29,467)
39,541	617,189	(5,058)	59,039	(631,465)	276,241

545,207	159,222	1,954	49,585	(537,887)	(26,546)
1,517,522	1,358,300	72,085	22,500	2,142,801	2,169,347
$2,062,729	$1,517,522	$74,039	$72,085	$1,604,914	$2,142,801

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap SC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,302
Mortality and expense risk charge	(17,430)
Net investment income(loss)	(3,128)

Realized gain(loss) on investments:
Net realized gain distributions	78,130
Net realized gain(loss) on sale of fund shares	40,311
Net realized gain(loss)	118,441

Change in unrealized appreciation/depreciation	285,791

Net increase(decrease) in net assets resulting
from operations	$401,104

	Mid Cap SC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,128)	$(7,037)
Net realized gain(loss)	118,441	218,533
Net change in unrealized appreciation/depreciation	285,791	(815,753)
Net increase(decrease) in net assets resulting
from operations	401,104	(604,257)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	58,101	78,175
Subaccounts transfers (including fixed account), net	(486,933)	(111,362)
Transfers for policyowner benefits and terminations	(148,234)	(247,079)
Policyowner maintenance charges	(74,478)	(76,668)
Net increase(decrease) from policyowner transactions	(651,544)	(356,934)

Total increase(decrease) in net assets	(250,440)	(961,191)
Net assets at beginning of period	2,966,042	3,927,233
Net assets at end of period	$2,715,602	$2,966,042

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Strategic IC		Equity Inc. IC

2023		2023		2023

$8,088		$45,030		$7,077
(4,933)		(6,786)		(2,345)
3,155		38,244		4,732

2,046		-		10,622
9,480		(17,277)		(686)
11,526		(17,277)		9,936

126,005		61,081		19,354

$140,686		$82,048		$34,022

Overseas IC		Strategic IC		Equity Inc. IC

2023	2022	2023	2022	2023	2022

$3,155	$2,001	$38,244	$29,830	$4,732	$3,991
11,526	(7,390)	(17,277)	(14,327)	9,936	12,089
126,005	(335,420)	61,081	(134,214)	19,354	(34,897)

140,686	(340,809)	82,048	(118,711)	34,022	(18,817)

35,496	37,269	43,322	42,739	9,155	11,554
(46,661)	97,182	(380)	(17,742)	41,022	72,789
(3,660)	(310,708)	(12,567)	(63,055)	(831)	(15,074)
(28,791)	(26,525)	(20,425)	(19,695)	(21,665)	(13,083)
(43,616)	(202,782)	9,950	(57,753)	27,681	56,186

97,070	(543,591)	91,998	(176,464)	61,703	37,369
725,398	1,268,989	923,049	1,099,513	321,837	284,468
$822,468	$725,398	$1,015,047	$923,049	$383,540	$321,837

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,586
Mortality and expense risk charge	(328)
Net investment income(loss)	2,258

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,244)
Net realized gain(loss)	(3,244)

Change in unrealized appreciation/depreciation	4,681

Net increase(decrease) in net assets resulting
from operations	$3,695

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,258	$1,890
Net realized gain(loss)	(3,244)	(3,655)
Net change in unrealized appreciation/depreciation	4,681	(4,259)
Net increase(decrease) in net assets resulting
from operations	3,695	(6,024)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,480	2,746
Subaccounts transfers (including fixed account), net	4,895	(19,647)
Transfers for policyowner benefits and terminations	(16)	(15,931)
Policyowner maintenance charges	(2,774)	(2,170)
Net increase(decrease) from policyowner transactions	4,585	(35,002)

Total increase(decrease) in net assets	8,280	(41,026)
Net assets at beginning of period	39,083	80,109
Net assets at end of period	$47,363	$39,083

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
				Emerging
Mid Cap IC		Money Market		Markets

2023		2023		2023

$2,044		$474,642		$-
(2,250)		(52,760)		-
(206)		421,882		-

9,309		-		-
(1,951)		-		-
7,358		-		-

35,849		-		-

$43,001		$421,882		$-

Mid Cap IC		Money Market		Emerging Markets

2023	2022	2023	2022	2023	2022

$(206)	$(732)	$421,882	$88,574	$-	$-
7,358	703	-	-	-	-
35,849	(66,448)	-	-	-	-

43,001	(66,477)	421,882	88,574	-	-

22,948	18,186	2,080,394	2,155,904	-	-
7,058	30,202	(1,103,575)	(107,160)	-	-
(853)	(24,739)	(947,664)	(1,479,363)	-	-
(7,015)	(6,344)	(390,096)	(389,727)	-	-
22,138	17,305	(360,941)	179,654	-	-

65,139	(49,172)	60,941	268,228	-	-
298,830	348,002	9,299,720	9,031,492	-	-
$363,969	$298,830	$9,360,661	$9,299,720	$-	$-

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

Fidelity

Growth

2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity				AIM

International		Tech		Dividend

2023		2023		2023

$-		$-		$5,732
-		-		(1,559)
-		-		4,173

-		-		23,606
-		-		3,479
-		-		27,085

-		-		(7,497)

$-		$-		$23,761

International		Tech		Dividend

2023	2022	2023	2022	2023	2022

$-	$-	$-	$-	$4,173	$4,122
-	-	-	-	27,085	49,255
-	-	-	-	(7,497)	(59,877)

-	-	-	-	23,761	(6,500)

-	-	-	-	7,037	6,211
-	-	-	-	1,178	(1,171)
-	-	-	-	(26,384)	(19,895)
-	-	-	-	(14,634)	(14,306)
-	-	-	-	(32,803)	(29,161)

-	-	-	-	(9,042)	(35,661)
-	-	-	-	307,950	343,611
$-	$-	$-	$-	$298,908	$307,950

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Health

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(4,613)
Net investment income(loss)	(4,613)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(4,420)
Net realized gain(loss)	(4,420)

Change in unrealized appreciation/depreciation	32,374

Net increase(decrease) in net assets resulting
from operations	$23,341

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,613)	$(4,911)
Net realized gain(loss)	(4,420)	126,972
Net change in unrealized appreciation/depreciation	32,374	(274,331)
Net increase(decrease) in net assets resulting
from operations	23,341	(152,270)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	27,328	13,947
Subaccounts transfers (including fixed account), net	16,319	41,750
Transfers for policyowner benefits and terminations	(12,552)	(53,826)
Policyowner maintenance charges	(29,210)	(29,448)
Net increase(decrease) from policyowner transactions	1,885	(27,577)

Total increase(decrease) in net assets	25,226	(179,847)
Net assets at beginning of period	919,399	1,099,246
Net assets at end of period	$944,625	$919,399

The accompanying notes are an integral part of these financial statements.

FS-23

AIM

Technology		Intl. Growth		Franchise

2023		2023		2023

$-		$626		$-
(7,222)		(2,195)		(204)
(7,222)		(1,569)		(204)

-		234		577
(35,235)		(19,626)		(4,793)
(35,235)		(19,392)		(4,216)

552,232		81,255		16,254

$509,775		$60,294		$11,834

Technology		Intl. Growth		Franchise

2023	2022	2023	2022	2023	2022

$(7,222)	$(7,248)	$(1,569)	$4,391	$(204)	$(189)
(35,235)	510,009	(19,392)	45,690	(4,216)	8,934
552,232	(1,240,783)	81,255	(157,959)	16,254	(21,116)

509,775	(738,022)	60,294	(107,878)	11,834	(12,371)

50,031	47,338	23,342	24,626	6,221	8,497
39,056	162,793	(113,057)	(7,511)	(10,269)	11,124
(49,056)	(46,324)	(31,084)	(87,374)	-	(11,090)
(45,959)	(41,688)	(14,784)	(14,330)	(5,388)	(5,744)
(5,928)	122,119	(135,583)	(84,589)	(9,436)	2,787

503,847	(615,903)	(75,289)	(192,467)	2,398	(9,584)
1,115,963	1,731,866	416,182	608,649	33,616	43,200
$1,619,810	$1,115,963	$340,893	$416,182	$36,014	$33,616

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

AIM

Mid Cap

2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-25

AIM				Janus

Bond		Small Cap		Growth

2023		2023		2023

$-		$-		$70
-		-		(219)
-		-		(149)

-		-		-
-		-		441
-		-		441

-		-		16,777

$-		$-		$17,069

Bond		Small Cap		Growth

2023	2022	2023	2022	2023	2022

$-	$-	$-	$-	$(149)	$111
-	-	-	-	441	8,452
-	-	-	-	16,777	(26,611)

-	-	-	-	17,069	(18,048)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	(3)	(56)
-	-	-	-	(1,354)	(1,394)
-	-	-	-	(1,357)	(1,450)

-	-	-	-	15,712	(19,498)
-	-	-	-	40,677	60,175
$-	$-	$-	$-	$56,389	$40,677

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$25,419
Mortality and expense risk charge	(3,853)
Net investment income(loss)	21,566

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(12,906)
Net realized gain(loss)	(12,906)

Change in unrealized appreciation/depreciation	20,992

Net increase(decrease) in net assets resulting
from operations	$29,652

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21,566	$21,443
Net realized gain(loss)	(12,906)	(9,916)
Net change in unrealized appreciation/depreciation	20,992	(53,442)
Net increase(decrease) in net assets resulting
from operations	29,652	(41,915)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,397	18,264
Subaccounts transfers (including fixed account), net	(68,292)	43,013
Transfers for policyowner benefits and terminations	(5,645)	(23,669)
Policyowner maintenance charges	(33,308)	(32,999)
Net increase(decrease) from policyowner transactions	(88,848)	4,609

Total increase(decrease) in net assets	(59,196)	(37,306)
Net assets at beginning of period	618,799	656,105
Net assets at end of period	$559,603	$618,799

The accompanying notes are an integral part of these financial statements.

FS-27

Neuberger Berman

Mid-Cap		Equity		Regency

2023		2023		2023

$-		$9,139		$482
(10,230)		(13,391)		(223)
(10,230)		(4,252)		259

-		43,127		2,434
(6,728)		29,347		(907)
(6,728)		72,474		1,527

370,771		571,557		2,857

$353,813		$639,779		$4,643

Mid-Cap		Equity		Regency

2023	2022	2023	2022	2023	2022

$(10,230)	$(11,271)	$(4,252)	$(1,421)	$259	$(535)
(6,728)	445,618	72,474	285,731	1,527	(8,863)
370,771	(1,320,705)	571,557	(895,731)	2,857	(16,937)

353,813	(886,358)	639,779	(611,421)	4,643	(26,335)

51,026	60,811	67,101	110,385	2,698	3,955
77,834	(63,497)	(205,732)	(12,895)	(106)	(122,943)
(50,271)	(49,032)	(19,635)	(44,738)	-	-
(92,927)	(92,688)	(101,432)	(102,764)	(3,843)	(4,398)
(14,338)	(144,406)	(259,698)	(50,012)	(1,251)	(123,386)

339,475	(1,030,764)	380,081	(661,433)	3,392	(149,721)
2,045,810	3,076,574	2,601,750	3,263,183	45,395	195,116
$2,385,285	$2,045,810	$2,981,831	$2,601,750	$48,787	$45,395

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,943)
Net investment income(loss)	(2,943)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,218
Net realized gain(loss)	1,218

Change in unrealized appreciation/depreciation	150,917

Net increase(decrease) in net assets resulting
from operations	$149,192

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,943)	$(953)
Net realized gain(loss)	1,218	96,687
Net change in unrealized appreciation/depreciation	150,917	(315,527)
Net increase(decrease) in net assets resulting
from operations	149,192	(219,793)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	25,994	32,868
Subaccounts transfers (including fixed account), net	(35,491)	(95,820)
Transfers for policyowner benefits and terminations	(3,785)	(9,411)
Policyowner maintenance charges	(43,580)	(43,132)
Net increase(decrease) from policyowner transactions	(56,862)	(115,495)

Total increase(decrease) in net assets	92,330	(335,288)
Net assets at beginning of period	469,207	804,495
Net assets at end of period	$561,537	$469,207

The accompanying notes are an integral part of these financial statements.

FS-29

Rydex
		Precious
NASDAQ		Metals		Inv. S&P 500

2023		2023		2023

$-		$3,725		$852
(8,786)		(6,301)		(271)
(8,786)		(2,576)		581

-		-		-
30,673		7,955		(15,664)
30,673		7,955		(15,664)

741,260		72,123		(140)

$763,147		$77,502		$(15,223)

NASDAQ		Precious Metals		Inv. S&P 500

2023	2022	2023	2022	2023	2022

$(8,786)	$(9,984)	$(2,576)	$(861)	$581	$(1,304)
30,673	167,509	7,955	36,648	(15,664)	(4,587)
741,260	(1,089,153)	72,123	(138,849)	(140)	10,240

763,147	(931,628)	77,502	(103,062)	(15,223)	4,349

29,470	35,190	56,573	55,436	2,850	5,447
(140,177)	(519,059)	(258,374)	(10,763)	(250,267)	268,678
(6,055)	(13,698)	(5,980)	(25,531)	-	-
(47,432)	(43,553)	(51,812)	(51,182)	(5,416)	(4,075)
(164,194)	(541,120)	(259,593)	(32,040)	(252,833)	270,050

598,953	(1,472,748)	(182,091)	(135,102)	(268,056)	274,399
1,530,594	3,003,342	1,243,144	1,378,246	295,949	21,550
$2,129,547	$1,530,594	$1,061,053	$1,243,144	$27,893	$295,949

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,430
Mortality and expense risk charge	(428)
Net investment income(loss)	2,002

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(31,528)
Net realized gain(loss)	(31,528)

Change in unrealized appreciation/depreciation	28,314

Net increase(decrease) in net assets resulting
from operations	$(1,212)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,002	$843
Net realized gain(loss)	(31,528)	(4,064)
Net change in unrealized appreciation/depreciation	28,314	(39,093)
Net increase(decrease) in net assets resulting
from operations	(1,212)	(42,314)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,846	9,174
Subaccounts transfers (including fixed account), net	(9,730)	23,060
Transfers for policyowner benefits and terminations	(9,666)	(4,988)
Policyowner maintenance charges	(8,859)	(9,621)
Net increase(decrease) from policyowner transactions	(21,409)	17,625

Total increase(decrease) in net assets	(22,621)	(24,689)
Net assets at beginning of period	71,262	95,951
Net assets at end of period	$48,641	$71,262

The accompanying notes are an integral part of these financial statements.

FS-31

Rydex		Third Avenue		Vanguard
Sector
Rotation		Value		Equity Index

2023		2023		2023

$122		$74,340		$524,125
(188)		(18,483)		(194,428)
(66)		55,857		329,697

-		206,824		1,160,818
1,717		87,187		1,055,240
1,717		294,011		2,216,058

1,958		201,381		5,944,580

$3,609		$551,249		$8,490,335

Sector Rotation		Value		Equity Index

2023	2022	2023	2022	2023	2022

$(66)	$(55)	$55,857	$22,434	$329,697	$305,133
1,717	(5,095)	294,011	120,117	2,216,058	2,831,241
1,958	(1,549)	201,381	255,571	5,944,580	(11,047,238)

3,609	(6,699)	551,249	398,122	8,490,335	(7,910,864)

2,561	1,432	43,194	45,908	602,252	668,975
(2,241)	15,001	(37,974)	(200,790)	1,779,745	(639,992)
(42)	(83)	(35,393)	(68,105)	(438,428)	(953,352)
(520)	(397)	(75,379)	(65,150)	(767,197)	(714,994)
(242)	15,953	(105,552)	(288,137)	1,176,372	(1,639,363)

3,367	9,254	445,697	109,985	9,666,707	(9,550,227)
12,441	3,187	2,828,874	2,718,889	33,999,703	43,549,930
$15,808	$12,441	$3,274,571	$2,828,874	$43,666,410	$33,999,703

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Total Bond

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$140,825
Mortality and expense risk charge	(31,749)
Net investment income(loss)	109,076

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(97,617)
Net realized gain(loss)	(97,617)

Change in unrealized appreciation/depreciation	342,322

Net increase(decrease) in net assets resulting
from operations	$353,781

	Total Bond

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$109,076	$83,686
Net realized gain(loss)	(97,617)	(7,397)
Net change in unrealized appreciation/depreciation	342,322	(928,580)
Net increase(decrease) in net assets resulting
from operations	353,781	(852,291)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	259,832	253,950
Subaccounts transfers (including fixed account), net	1,402,167	119,544
Transfers for policyowner benefits and terminations	(122,488)	(73,222)
Policyowner maintenance charges	(147,400)	(133,873)
Net increase(decrease) from policyowner transactions	1,392,111	166,399

Total increase(decrease) in net assets	1,745,892	(685,892)
Net assets at beginning of period	5,520,078	6,205,970
Net assets at end of period	$7,265,970	$5,520,078

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
				Stock Market
REIT Index		Mid-Cap		Index

2023		2023		2023

$137,972		$131,994		$213,877
(31,384)		(49,928)		(107,559)
106,588		82,066		106,318

260,293		165,641		1,042,378
(45,833)		76,508		138,749
214,460		242,149		1,181,127

291,808		963,449		3,142,171

$612,856		$1,287,664		$4,429,616

REIT Index		Mid-Cap		Stock Market Index

2023	2022	2023	2022	2023	2022

$106,588	$83,880	$82,066	$55,959	$106,318	$144,672
214,460	326,591	242,149	1,145,898	1,181,127	1,671,474
291,808	(2,389,766)	963,449	(3,411,619)	3,142,171	(6,123,654)

612,856	(1,979,295)	1,287,664	(2,209,762)	4,429,616	(4,307,508)

202,693	192,134	248,674	259,224	518,767	995,585
73,913	2,725	(531,811)	(416,932)	1,991,536	(238,267)
(127,348)	(115,767)	(208,208)	(167,721)	(287,132)	(906,086)
(147,026)	(148,713)	(223,053)	(218,986)	(359,749)	(290,246)
2,232	(69,621)	(714,398)	(544,415)	1,863,422	(439,014)

615,088	(2,048,916)	573,266	(2,754,177)	6,293,038	(4,746,522)
5,581,171	7,630,087	8,790,793	11,544,970	16,947,534	21,694,056
$6,196,259	$5,581,171	$9,364,059	$8,790,793	$23,240,572	$16,947,534

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Conservative

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,053
Mortality and expense risk charge	(1,550)
Net investment income(loss)	3,503

Realized gain(loss) on investments:
Net realized gain distributions	6,540
Net realized gain(loss) on sale of fund shares	(499)
Net realized gain(loss)	6,041

Change in unrealized appreciation/depreciation	18,578

Net increase(decrease) in net assets resulting
from operations	$28,122

	Conservative

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,503	$3,025
Net realized gain(loss)	6,041	5,790
Net change in unrealized appreciation/depreciation	18,578	(36,663)
Net increase(decrease) in net assets resulting
from operations	28,122	(27,848)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	27,131	12,772
Subaccounts transfers (including fixed account), net	107,903	(5,056)
Transfers for policyowner benefits and terminations	(67)	-
Policyowner maintenance charges	(7,450)	(4,587)
Net increase(decrease) from policyowner transactions	127,517	3,129

Total increase(decrease) in net assets	155,639	(24,719)
Net assets at beginning of period	159,767	184,486
Net assets at end of period	$315,406	$159,767

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard
				Equity
Moderate		Short-Term		Income

2023		2023		2023

$22,640		$47,331		$321,914
(7,218)		(12,676)		(57,544)
15,422		34,655		264,370

36,085		-		629,371
(2,464)		(40,888)		132,162
33,621		(40,888)		761,533

103,980		141,655		(276,392)

$153,023		$135,422		$749,511

Moderate		Short-Term		Equity Income

2023	2022	2023	2022	2023	2022

$15,422	$20,827	$34,655	$41,968	$264,370	$212,730
33,621	41,467	(40,888)	(80,770)	761,533	1,254,815
103,980	(283,691)	141,655	(179,703)	(276,392)	(1,658,235)

153,023	(221,397)	135,422	(218,505)	749,511	(190,690)

14,771	9,770	25,054	94,095	297,503	330,837
20,585	(70,486)	377,112	(104,642)	(1,446,623)	1,486,591
(527)	-	(696,524)	(109,727)	(540,699)	(98,813)
(26,190)	(24,140)	(42,058)	(69,361)	(360,280)	(335,195)
8,639	(84,856)	(336,416)	(189,635)	(2,050,099)	1,383,420

161,662	(306,253)	(200,994)	(408,140)	(1,300,588)	1,192,730
1,029,186	1,335,439	2,603,531	3,011,671	11,992,071	10,799,341
$1,190,848	$1,029,186	$2,402,537	$2,603,531	$10,691,483	$11,992,071

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$43,288
Mortality and expense risk charge	(92,865)
Net investment income(loss)	(49,577)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(62,436)
Net realized gain(loss)	(62,436)

Change in unrealized appreciation/depreciation	6,105,408

Net increase(decrease) in net assets resulting
from operations	$5,993,395

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(49,577)	$(91,205)
Net realized gain(loss)	(62,436)	5,902,771
Net change in unrealized appreciation/depreciation	6,105,408	(13,649,577)
Net increase(decrease) in net assets resulting
from operations	5,993,395	(7,838,011)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	435,136	435,476
Subaccounts transfers (including fixed account), net	(37,316)	716,675
Transfers for policyowner benefits and terminations	(469,141)	(721,870)
Policyowner maintenance charges	(407,928)	(380,932)
Net increase(decrease) from policyowner transactions	(479,249)	49,349

Total increase(decrease) in net assets	5,514,146	(7,788,662)
Net assets at beginning of period	15,401,003	23,189,665
Net assets at end of period	$20,915,149	$15,401,003

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard
		High Yield
Balanced		Bond		International

2023		2023		2023

$177,081		$106,533		$207,126
(48,758)		(12,906)		(72,557)
128,323		93,627		134,569

343,168		-		446,627
21,723		(17,803)		(23,542)
364,891		(17,803)		423,085

604,843		156,591		1,189,094

$1,098,057		$232,415		$1,746,748

Balanced		High Yield Bond		International

2023	2022	2023	2022	2023	2022

$128,323	$124,177	$93,627	$99,659	$134,569	$118,796
364,891	1,007,118	(17,803)	(29,443)	423,085	2,937,505
604,843	(2,684,611)	156,591	(313,591)	1,189,094	(9,009,042)

1,098,057	(1,553,316)	232,415	(243,375)	1,746,748	(5,952,741)

206,683	210,457	162,689	123,872	283,608	344,024
(557,772)	(417,321)	114,404	(254,549)	(392,217)	(226,182)
(426,997)	(342,720)	(41,095)	(79,259)	(259,055)	(487,645)
(276,078)	(282,640)	(78,868)	(78,010)	(337,396)	(315,015)
(1,054,164)	(832,224)	157,130	(287,946)	(705,060)	(684,818)

43,893	(2,385,540)	389,545	(531,321)	1,041,688	(6,637,559)
8,415,342	10,800,882	2,033,938	2,565,259	12,810,138	19,447,697
$8,459,235	$8,415,342	$2,423,483	$2,033,938	$13,851,826	$12,810,138

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$49,067
Mortality and expense risk charge	(19,867)
Net investment income(loss)	29,200

Realized gain(loss) on investments:
Net realized gain distributions	186,515
Net realized gain(loss) on sale of fund shares	29,298
Net realized gain(loss)	215,813

Change in unrealized appreciation/depreciation	370,131

Net increase(decrease) in net assets resulting
from operations	$615,144

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$29,200	$22,148
Net realized gain(loss)	215,813	386,465
Net change in unrealized appreciation/depreciation	370,131	(903,761)
Net increase(decrease) in net assets resulting
from operations	615,144	(495,148)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	101,033	109,719
Subaccounts transfers (including fixed account), net	9,302	(336,241)
Transfers for policyowner benefits and terminations	(99,126)	(139,137)
Policyowner maintenance charges	(89,123)	(93,265)
Net increase(decrease) from policyowner transactions	(77,914)	(458,924)

Total increase(decrease) in net assets	537,230	(954,072)
Net assets at beginning of period	3,292,057	4,246,129
Net assets at end of period	$3,829,287	$3,292,057

The accompanying notes are an integral part of these financial statements.

FS-39

Vanguard
Small Company		International
Growth		Stock		Global Bond

2023		2023		2023

$60,783		$43,768		$3,352
(76,016)		(10,617)		(1,197)
(15,233)		33,151		2,155

-		18,328		292
(230,790)		(5,880)		(1,639)
(230,790)		12,448		(1,347)

2,829,371		155,930		10,568

$2,583,348		$201,529		$11,376

Small Company Growth		International Stock		Global Bond

2023	2022	2023	2022	2023	2022

$(15,233)	$(39,624)	$33,151	$30,610	$2,155	$1,525
(230,790)	4,314,589	12,448	33,762	(1,347)	46
2,829,371	(9,319,906)	155,930	(278,514)	10,568	(13,503)

2,583,348	(5,044,941)	201,529	(214,142)	11,376	(11,932)

296,230	334,717	126,057	115,584	25,942	14,400
(730,629)	(159,712)	291,387	66,363	86,970	32,323
(125,010)	(637,739)	(18,977)	(3,801)	(1,196)	(305)
(327,005)	(314,065)	(21,846)	(15,649)	(5,722)	(4,730)
(886,414)	(776,799)	376,621	162,497	105,994	41,688

1,696,934	(5,821,740)	578,150	(51,645)	117,370	29,756
13,991,490	19,813,230	1,173,889	1,225,534	102,309	72,553
$15,688,424	$13,991,490	$1,752,039	$1,173,889	$219,679	$102,309

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Discovery

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,349)
Net investment income(loss)	(2,349)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(24,357)
Net realized gain(loss)	(24,357)

Change in unrealized appreciation/depreciation	98,097

Net increase(decrease) in net assets resulting
from operations	$71,391

	Discovery

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,349)	$(2,450)
Net realized gain(loss)	(24,357)	136,152
Net change in unrealized appreciation/depreciation	98,097	(371,380)
Net increase(decrease) in net assets resulting
from operations	71,391	(237,678)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	15,887	18,931
Subaccounts transfers (including fixed account), net	(7,596)	(34,052)
Transfers for policyowner benefits and terminations	(19)	(8,560)
Policyowner maintenance charges	(22,861)	(22,357)
Net increase(decrease) from policyowner transactions	(14,589)	(46,038)

Total increase(decrease) in net assets	56,802	(283,716)
Net assets at beginning of period	371,398	655,114
Net assets at end of period	$428,200	$371,398

The accompanying notes are an integral part of these financial statements.

FS-41

Allspring		American Century

Opportunity		Mid Cap		International

2023		2023		2023

$-		$27,019		$486
(2,505)		(6,878)		(532)
(2,505)		20,141		(46)

49,838		131,865		-
(1,649)		(7,614)		(1,193)
48,189		124,251		(1,193)

90,518		(81,442)		7,842

$136,202		$62,950		$6,603

Opportunity		Mid Cap		International

2023	2022	2023	2022	2023	2022

$(2,505)	$(2,660)	$20,141	$24,023	$(46)	$289
48,189	123,620	124,251	212,814	(1,193)	4,448
90,518	(277,977)	(81,442)	(271,537)	7,842	(14,152)

136,202	(157,017)	62,950	(34,700)	6,603	(9,415)

6,243	10,630	59,646	86,340	6,432	5,593
(12,587)	(10,332)	(99,560)	(43,897)	(2,565)	5,120
(2,138)	(55,022)	(191,339)	(63,670)	(564)	-
(21,554)	(20,391)	(34,067)	(34,030)	(6,391)	(5,386)
(30,036)	(75,115)	(265,320)	(55,257)	(3,088)	5,327

106,166	(232,132)	(202,370)	(89,957)	3,515	(4,088)
541,881	774,013	1,402,495	1,492,452	32,828	36,916
$648,047	$541,881	$1,200,125	$1,402,495	$36,343	$32,828

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,571
Mortality and expense risk charge	(1,458)
Net investment income(loss)	6,113

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(13,337)
Net realized gain(loss)	(13,337)

Change in unrealized appreciation/depreciation	13,477

Net increase(decrease) in net assets resulting
from operations	$6,253

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,113	$10,601
Net realized gain(loss)	(13,337)	(3,110)
Net change in unrealized appreciation/depreciation	13,477	(38,864)
Net increase(decrease) in net assets resulting
from operations	6,253	(31,373)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	68,134	73,159
Subaccounts transfers (including fixed account), net	(12,548)	(9,835)
Transfers for policyowner benefits and terminations	(72,922)	(144)
Policyowner maintenance charges	(3,965)	(3,642)
Net increase(decrease) from policyowner transactions	(21,301)	59,538

Total increase(decrease) in net assets	(15,048)	28,165
Net assets at beginning of period	233,954	205,789
Net assets at end of period	$218,906	$233,954

The accompanying notes are an integral part of these financial statements.

FS-43

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2023		2023		2023

$653		$2,350		$4,311
(305)		(2,450)		(1,314)
348		(100)		2,997

2,409		18,224		1,683
(284)		(6,135)		(124)
2,125		12,089		1,559

6,084		102,925		25,926

$8,557		$114,914		$30,482

IS Growth-Inc		IS Growth		Blue Chip

2023	2022	2023	2022	2023	2022

$348	$178	$(100)	$(368)	$2,997	$1,485
2,125	1,561	12,089	12,145	1,559	13,403
6,084	(4,947)	102,925	(121,935)	25,926	(18,235)

8,557	(3,208)	114,914	(110,158)	30,482	(3,347)

28,251	4,122	79,469	32,633	50,695	9,795
(10,794)	1,285	25,559	(117,083)	19,190	81,182
(10)	(10)	(1,158)	(2,289)	(961)	(594)
(2,078)	(1,592)	(9,301)	(8,437)	(2,958)	(1,646)
15,369	3,805	94,569	(95,176)	65,966	88,737

23,926	597	209,483	(205,334)	96,448	85,390
19,314	18,717	268,645	473,979	131,783	46,393
$43,240	$19,314	$478,128	$268,645	$228,231	$131,783

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds
	IS
	International

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,107
Mortality and expense risk charge	(1,743)
Net investment income(loss)	1,364

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(10,846)
Net realized gain(loss)	(10,846)

Change in unrealized appreciation/depreciation	33,369

Net increase(decrease) in net assets resulting
from operations	$23,887

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,364	$1,317
Net realized gain(loss)	(10,846)	7,946
Net change in unrealized appreciation/depreciation	33,369	(29,191)
Net increase(decrease) in net assets resulting
from operations	23,887	(19,928)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	62,122	21,634
Subaccounts transfers (including fixed account), net	(104,070)	130,739
Transfers for policyowner benefits and terminations	(2,129)	(169)
Policyowner maintenance charges	(3,160)	(2,391)
Net increase(decrease) from policyowner transactions	(47,237)	149,813

Total increase(decrease) in net assets	(23,350)	129,885
Net assets at beginning of period	218,860	88,975
Net assets at end of period	$195,510	$218,860

The accompanying notes are an integral part of these financial statements.

FS-45

American Funds
				IS
IS New World		IS Bond		High Income

2023		2023		2023

$2,512		$-		$-
(1,078)		-		-
1,434		-		-

-		-		-
(33,147)		-		-
(33,147)		-		-

53,140		-		-

$21,427		$-		$-

IS New World		IS Bond		IS High Income

2023	2022	2023	2022	2023	2022

$1,434	$2,228	$-	$-	$-	$-
(33,147)	14,747	-	-	-	-
53,140	(64,616)	-	-	-	-

21,427	(47,641)	-	-	-	-

21,661	17,939	-	-	-	-
(12,809)	76,827	-	-	-	-
(89,463)	(2,442)	-	-	-	-
(3,148)	(2,437)	-	-	-	-
(83,759)	89,887	-	-	-	-

(62,332)	42,246	-	-	-	-
226,494	184,248	-	-	-	-
$164,162	$226,494	$-	$-	$-	$-

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Global Inc.

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(4,280)
Net investment income(loss)	(4,280)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(17,483)
Net realized gain(loss)	(17,483)

Change in unrealized appreciation/depreciation	37,415

Net increase(decrease) in net assets resulting
from operations	$15,652

	Global Inc.

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,280)	$(3,009)
Net realized gain(loss)	(17,483)	(10,624)
Net change in unrealized appreciation/depreciation	37,415	(11,457)
Net increase(decrease) in net assets resulting
from operations	15,652	(25,090)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,872	36,968
Subaccounts transfers (including fixed account), net	75,685	172,096
Transfers for policyowner benefits and terminations	(5,495)	(17,429)
Policyowner maintenance charges	(12,640)	(10,727)
Net increase(decrease) from policyowner transactions	125,422	180,908

Total increase(decrease) in net assets	141,074	155,818
Net assets at beginning of period	632,934	477,116
Net assets at end of period	$774,008	$632,934

The accompanying notes are an integral part of these financial statements.

FS-47

MFS
				New
Utilities IC		Mid Cap		Discovery

2023		2023		2023

$27,045		$-		$-
(5,198)		(1,350)		-
21,847		(1,350)		-

41,849		2,241		-
5,182		(41,928)		-
47,031		(39,687)		-

(91,388)		93,476		-

$(22,510)		$52,439		$-

Utilities IC		Mid Cap		New Discovery

2023	2022	2023	2022	2023	2022

$21,847	$17,044	$(1,350)	$(1,563)	$-	$-
47,031	49,055	(39,687)	28,215	-	-
(91,388)	(72,258)	93,476	(107,257)	-	-

(22,510)	(6,159)	52,439	(80,605)	-	-

40,710	58,563	17,613	25,350	-	-
(22,657)	36,896	307,258	25,150	-	-
(85,036)	(4,641)	(105,553)	(1,181)	-	-
(21,779)	(21,272)	(4,654)	(4,948)	-	-
(88,762)	69,546	214,664	44,371	-	-

(111,272)	63,387	267,103	(36,234)	-	-
896,637	833,250	231,664	267,898	-	-
$785,365	$896,637	$498,767	$231,664	$-	$-

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,082
Mortality and expense risk charge	(6,705)
Net investment income(loss)	6,377

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(18,830)
Net realized gain(loss)	(18,830)

Change in unrealized appreciation/depreciation	113,617

Net increase(decrease) in net assets resulting
from operations	$101,164

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,377	$14,800
Net realized gain(loss)	(18,830)	32,331
Net change in unrealized appreciation/depreciation	113,617	(297,631)
Net increase(decrease) in net assets resulting
from operations	101,164	(250,500)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	107,367	74,089
Subaccounts transfers (including fixed account), net	(393,102)	25,517
Transfers for policyowner benefits and terminations	(41,006)	(110,152)
Policyowner maintenance charges	(32,477)	(33,181)
Net increase(decrease) from policyowner transactions	(359,218)	(43,727)

Total increase(decrease) in net assets	(258,054)	(294,227)
Net assets at beginning of period	1,147,966	1,442,193
Net assets at end of period	$889,912	$1,147,966

The accompanying notes are an integral part of these financial statements.

FS-49

MFS
Conservative
Small Cap		All		Global RE

2023		2023		2023

$-		$-		$-
-		-		-
-		-		-

-		-		-
-		-		-
-		-		-

-		-		-

$-		$-		$-

Small Cap		Conservative All		Global RE

2023	2022	2023	2022	2023	2022

$-	$-	$-	$-	$-	$-
-	-	-	-	-	-
-	-	-	-	-	-
-
-	-	-	-	-	-

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-
-	-	-	-	-	-
$-	$-	$-	$-	$-	$-

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

MFS

Growth

2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-51

MFS				Summit
Mid Cap				EAFE
Value		Moderate All		Intl.

2023		2023		2023

$-		$-		$9,806
-		-		(2,593)
-		-		7,213

-		-		-
-		-		5,281
-		-		5,281

-		-		83,829

$-		$-		$96,323

Mid Cap Value		Moderate All		EAFE Intl.

2023	2022	2023	2022	2023	2022

$-	$-	$-	$-	$7,213	$5,876
-	-	-	-	5,281	(549)
-	-	-	-	83,829	(41,204)

-	-	-	-	96,323	(35,877)

-	-	-	-	19,611	17,370
-	-	-	-	477,793	115,180
-	-	-	-	(16,848)	(14,410)
-	-	-	-	(7,420)	(5,454)
-	-	-	-	473,136	112,686

-	-	-	-	569,459	76,809
-	-	-	-	301,900	225,091
$-	$-	$-	$-	$871,359	$301,900

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,910
Mortality and expense risk charge	(456)
Net investment income(loss)	1,454

Realized gain(loss) on investments:
Net realized gain distributions	6,446
Net realized gain(loss) on sale of fund shares	229
Net realized gain(loss)	6,675

Change in unrealized appreciation/depreciation	14,682

Net increase(decrease) in net assets resulting
from operations	$22,811

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,454	$964
Net realized gain(loss)	6,675	16,179
Net change in unrealized appreciation/depreciation	14,682	(39,806)
Net increase(decrease) in net assets resulting
from operations	22,811	(22,663)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	1,940
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(704)	(620)
Net increase(decrease) from policyowner transactions	(704)	1,320

Total increase(decrease) in net assets	22,107	(21,343)
Net assets at beginning of period	145,064	166,407
Net assets at end of period	$167,171	$145,064

The accompanying notes are an integral part of these financial statements.

FS-53

Summit
S&P		Russell
500		Small Cap		Moderate

2023		2023		2023

$45,413		$7,664		$1,650
(20,166)		(5,115)		(769)
25,247		2,549		881

167,684		488		6,176
12,245		(13,897)		290
179,929		(13,409)		6,466

513,131		142,127		4,729

$718,307		$131,267		$12,076

S&P 500		Russell Small Cap		Moderate

2023	2022	2023	2022	2023	2022

$25,247	$19,132	$2,549	$1,240	$881	$456
179,929	248,147	(13,409)	70,225	6,466	3,660
513,131	(797,638)	142,127	(284,238)	4,729	(21,054)

718,307	(530,359)	131,267	(212,773)	12,076	(16,938)

124,308	90,243	63,445	62,563	13,075	11,715
612,705	569,997	131,680	(83,460)	4,109	7,718
(81,562)	(26,363)	(26,293)	(24,618)	(2,601)	(3,029)
(62,032)	(50,948)	(23,382)	(20,656)	(6,445)	(6,113)
593,419	582,929	145,450	(66,171)	8,138	10,291

1,311,726	52,570	276,717	(278,944)	20,214	(6,647)
2,539,347	2,486,777	752,695	1,031,639	100,063	106,710
$3,851,073	$2,539,347	$1,029,412	$752,695	$120,277	$100,063

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Mod.
	Growth

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,558
Mortality and expense risk charge	(2,396)
Net investment income(loss)	2,162

Realized gain(loss) on investments:
Net realized gain distributions	20,467
Net realized gain(loss) on sale of fund shares	870
Net realized gain(loss)	21,337

Change in unrealized appreciation/depreciation	19,074

Net increase(decrease) in net assets resulting
from operations	$42,573

	Mod. Growth

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,162	$1,069
Net realized gain(loss)	21,337	20,087
Net change in unrealized appreciation/depreciation	19,074	(83,879)
Net increase(decrease) in net assets resulting
from operations	42,573	(62,723)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	31,927	30,711
Subaccounts transfers (including fixed account), net	(17,279)	4,053
Transfers for policyowner benefits and terminations	(21,983)	(71,768)
Policyowner maintenance charges	(11,628)	(11,778)
Net increase(decrease) from policyowner transactions	(18,963)	(48,782)

Total increase(decrease) in net assets	23,610	(111,505)
Net assets at beginning of period	340,998	452,503
Net assets at end of period	$364,608	$340,998

The accompanying notes are an integral part of these financial statements.

FS-55

Summit				T. Rowe
		Nasdaq-100
Growth		Index		Blue Chip

2023		2023		2023

$2,869		$-		$-
(577)		-		(31,925)
2,292		-		(31,925)

17,680		-		-
(2,094)		-		3,983
15,586		-		3,983

(4,671)		-		2,050,246

$13,207		$-		$2,022,304

Growth		Nasdaq-100 Index		Blue Chip

2023	2022	2023	2022	2023	2022

$2,292	$98	$-	$-	$(31,925)	$(32,687)
15,586	405	-	-	3,983	336,727
(4,671)	(3,901)	-	-	2,050,246	(3,075,307)

13,207	(3,398)	-	-	2,022,304	(2,771,267)

2,474	3,710	-	-	240,660	342,350
189,621	13,742	-	-	556,706	(463,661)
(879)	(1,481)	-	-	(400,246)	(136,040)
(724)	(464)	-	-	(157,575)	(156,340)
190,492	15,507	-	-	239,545	(413,691)

203,699	12,109	-	-	2,261,849	(3,184,958)
24,534	12,425	-	-	4,253,360	7,438,318
$228,233	$24,534	$-	$-	$6,515,209	$4,253,360

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Morgan Stanley
	Emerging
	Markets

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$24,712
Mortality and expense risk charge	(9,326)
Net investment income(loss)	15,386

Realized gain(loss) on investments:
Net realized gain distributions	26,750
Net realized gain(loss) on sale of fund shares	(55,327)
Net realized gain(loss)	(28,577)

Change in unrealized appreciation/depreciation	168,366

Net increase(decrease) in net assets resulting
from operations	$155,175

	Emerging Markets

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,386	$(2,602)
Net realized gain(loss)	(28,577)	111,821
Net change in unrealized appreciation/depreciation	168,366	(670,770)
Net increase(decrease) in net assets resulting
from operations	155,175	(561,551)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	107,365	107,243
Subaccounts transfers (including fixed account), net	(16,118)	(38,792)
Transfers for policyowner benefits and terminations	(23,096)	(279,348)
Policyowner maintenance charges	(30,891)	(29,507)
Net increase(decrease) from policyowner transactions	37,260	(240,404)

Total increase(decrease) in net assets	192,435	(801,955)
Net assets at beginning of period	1,431,509	2,233,464
Net assets at end of period	$1,623,944	$1,431,509

The accompanying notes are an integral part of these financial statements.

FS-57

Pimco
				Low
Commodity		Total Return		Duration

2023		2023		2023

$101,541		$37,682		$793
(3,799)		(5,820)		(123)
97,742		31,862		670

-		-		-
(69,697)		(45,347)		(802)
(69,697)		(45,347)		(802)

(86,601)		69,099		1,132

$(58,556)		$55,614		$1,000

Commodity		Total Return		Low Duration

2023	2022	2023	2022	2023	2022

$97,742	$150,693	$31,862	$16,873	$670	$398
(69,697)	34,186	(45,347)	(24,809)	(802)	(1,170)
(86,601)	(106,562)	69,099	(128,118)	1,132	(1,940)

(58,556)	78,317	55,614	(136,054)	1,000	(2,712)

67,952	47,805	44,606	35,502	1,090	2,266
67,223	2,394	23,952	295,883	(12,160)	7,874
(122,988)	(13,406)	(73,422)	(304)	(76)	(21,355)
(12,672)	(14,502)	(39,310)	(32,861)	(2,123)	(2,583)
(485)	22,291	(44,174)	298,220	(13,269)	(13,798)

(59,041)	100,608	11,440	162,166	(12,269)	(16,510)
737,743	637,135	1,095,407	933,241	34,178	50,688
$678,702	$737,743	$1,106,847	$1,095,407	$21,909	$34,178

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

Pimco
Commodity
Inst

2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Commodity Inst

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-59

Pimco				DFA
Real		Short
Return		Term		Bond

2023		2023		2023

$-		$-		$5,519
-		-		(1,210)
-		-		4,309

-		-		-
-		-		(12,879)
-		-		(12,879)

-		-		16,687

$-		$-		$8,117

Real Return		Short Term		Bond

2023	2022	2023	2022	2023	2022

$-	$-	$-	$-	$4,309	$2,834
-	-	-	-	(12,879)	(3,305)
-	-	-	-	16,687	(21,023)

-	-	-	-	8,117	(21,494)

-	-	-	-	8,604	30,780
-	-	-	-	(26,985)	23,271
-	-	-	-	(145,295)	(1,918)
-	-	-	-	(2,742)	(2,909)
-	-	-	-	(166,418)	49,224

-	-	-	-	(158,301)	27,730
-	-	-	-	300,265	272,535
$-	$-	$-	$-	$141,964	$300,265

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Small

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,471
Mortality and expense risk charge	(2,776)
Net investment income(loss)	9,695

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(19,077)
Net realized gain(loss)	(19,077)

Change in unrealized appreciation/depreciation	57,565

Net increase(decrease) in net assets resulting
from operations	$48,183

	Small

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,695	$7,153
Net realized gain(loss)	(19,077)	(40,147)
Net change in unrealized appreciation/depreciation	57,565	(119,151)
Net increase(decrease) in net assets resulting
from operations	48,183	(152,145)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	40,871	49,886
Subaccounts transfers (including fixed account), net	156	4,749
Transfers for policyowner benefits and terminations	(88,725)	(251,678)
Policyowner maintenance charges	(4,116)	(4,105)
Net increase(decrease) from policyowner transactions	(51,814)	(201,148)

Total increase(decrease) in net assets	(3,631)	(353,293)
Net assets at beginning of period	428,026	781,319
Net assets at end of period	$424,395	$428,026

The accompanying notes are an integral part of these financial statements.

FS-61

DFA

Value		Fixed		Large

2023		2023		2023

$31,840		$46,147		$17,959
(5,158)		(4,645)		(5,755)
26,682		41,502		12,204

6,354		-		10,946
15,338		3,097		13,767
21,692		3,097		24,713

58,658		(15,200)		36,791

$107,032		$29,399		$73,708

Value		Fixed		Large

2023	2022	2023	2022	2023	2022

$26,682	$23,528	$41,502	$(484)	$12,204	$8,411
21,692	14,426	3,097	(10,052)	24,713	76,941
58,658	(56,778)	(15,200)	(4,347)	36,791	(155,209)

107,032	(18,824)	29,399	(14,883)	73,708	(69,857)

70,631	73,465	68,904	141,061	59,504	42,094
(109,906)	74,027	828,438	(439,613)	(25,983)	11,166
(53,270)	(19,174)	(1,963)	(11,829)	(30,577)	(334,198)
(15,155)	(13,154)	(7,241)	(6,208)	(8,878)	(7,610)
(107,700)	115,164	888,138	(316,589)	(5,934)	(288,548)

(668)	96,340	917,537	(331,472)	67,774	(358,405)
709,933	613,593	294,561	626,033	771,952	1,130,357
$709,265	$709,933	$1,212,098	$294,561	$839,726	$771,952

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Targeted

	2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,111
Mortality and expense risk charge	(5,956)
Net investment income(loss)	7,155

Realized gain(loss) on investments:
Net realized gain distributions	58,343
Net realized gain(loss) on sale of fund shares	9,726
Net realized gain(loss)	68,069

Change in unrealized appreciation/depreciation	77,842

Net increase(decrease) in net assets resulting
from operations	$153,066

	Targeted

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,155	$6,080
Net realized gain(loss)	68,069	136,261
Net change in unrealized appreciation/depreciation	77,842	(205,558)
Net increase(decrease) in net assets resulting
from operations	153,066	(63,217)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	51,110	71,947
Subaccounts transfers (including fixed account), net	(77,624)	(123,235)
Transfers for policyowner benefits and terminations	(157,233)	(7,322)
Policyowner maintenance charges	(5,897)	(5,645)
Net increase(decrease) from policyowner transactions	(189,644)	(64,255)

Total increase(decrease) in net assets	(36,578)	(127,472)
Net assets at beginning of period	958,629	1,086,101
Net assets at end of period	$922,051	$958,629

The accompanying notes are an integral part of these financial statements.

FS-63

DFA				Columbia

Global		Equity		Small

2023		2023		2023

$2,206		$11,160		$-
(548)		(2,917)		-
1,658		8,243		-

898		11,131		-
177		(818)		-
1,075		10,313		-

7,572		69,514		-

$10,305		$88,070		$-

Global		Equity		Small

2023	2022	2023	2022	2023	2022

$1,658	$621	$8,243	$4,855	$-	$-
1,075	870	10,313	7,999	-	-
7,572	(5,657)	69,514	(27,947)	-	-

10,305	(4,166)	88,070	(15,093)	-	-

7,429	6,585	111,509	121,878	-	-
10,703	27,302	(443)	97,227	-	-
(117)	(458)	(790)	(256)	-	-
(3,290)	(1,584)	(7,051)	(5,454)	-	-
14,725	31,845	103,225	213,395	-	-

25,030	27,679	191,295	198,302	-	-
62,044	34,365	362,377	164,075	-	-
$87,074	$62,044	$553,672	$362,377	$-	$-

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

Putnam

International

2023
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

International

STATEMENTS OF CHANGES IN NET ASSETS	2023	2022
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-65

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2023 AND 2022

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2023 there are one hundred nine subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*High Income IC
*Mid Cap	*Mid Cap IC
*Money Market
DWS Investment Management	*Emerging Markets (A)
Americas, Inc.	*Growth (A)
Scudder	*International (A)
*Equity 500	*Tech (A)
*Small Cap
*Mid Value	Invesco Advisers, Inc
*Global	AIM
*Alt Asset (A)	*Dividend
*Growth	*Health
*Technology
Fidelity Management & Research	*Intl. Growth
Company LLC	*Franchise
Fidelity	*Mid Cap (A)
*Contrafund IC	*Bond (A)
*Contrafund SC	*Small Cap (A)
*High Income SC
*Inv. Grade Bond IC	Janus Henderson Investors US LLC
*Mid Cap SC	(formerly Janus Capital Management LLC)
*Overseas IC	Janus
*Strategic IC	*Growth
*Equity Inc. IC

FS-66

1. ORGANIZATION, continued

Neuberger Berman Investment Advisors LLC	Schroder Investment Management North
Neuberger Berman	America Inc. and Baillie Gifford Overseas Ltd.
*Bond	Vanguard
*Mid-Cap	*International
*Equity
(Commenced April 29, 2019)	Hotchkis and Wiley Capital Management, LLC
*Regency	And Lazard Asset Management LLC
Vanguard
Guggenheim Investments	*Diversified
Rydex
*Nova	The Vanguard Group, Inc. and
*NASDAQ	ArrowMark Colorado Holdings, LLC
*Precious Metals	Vanguard
*Inv. S&P 500	*Small Company Growth
*Gov. Long Bond
*Sector Rotation	The Vanguard Group, Inc.
Vanguard
Third Avenue Management LLC	*International Stock
Third Avenue	(Commenced on June 29, 2019)
*Value	*Global Bond
(Commenced on May 9, 2019)
The Vanguard Group, Inc
Vanguard	Allspring Funds Management, LLC (formerly
*Equity Index	Allspring Funds – Variable Trust)
*Total Bond	Allspring
*REIT Index	*Discovery
*Mid-Cap	*Opportunity
*Stock Market Index
*Conservative	American Century Investment Management, Inc.
*Moderate	American Century
*Short-Term	*Mid Cap
*International
Wellington Management Company, LLP	*Inflation
and The Vanguard Group, Inc.	(Commenced on March 3, 2020)
Vanguard
*Equity Income	Capital Research and Management Company (SM)
American Funds
Wellington Management Company, LLP	*Is Growth-Inc
Vanguard	(Commenced August 15, 2019)
*Growth	*IS Growth
*Balanced	(Commenced June 6, 2019
*Blue Chip
Wellington Management Company, LLP and	(Commenced December 9, 2019)
The Vanguard Group, Inc. (formerly	*IS International
Wellington Management Company, LLP)	(Commenced August 13, 2019)
*High Yield Bond	*IS New World
(Commenced June 15, 2020)
*IS Bond (A)
*IS High Income (A)

FS-67

1. ORGANIZATION, continued

Franklin Advisers, Inc.	Morgan Stanley Investment Management Inc.
Franklin Templeton	Morgan Stanley
*Global Inc.	*Emerging Markets

Massachusetts Financial Services	Pacific Investment Management Company LLC
Company	Pimco
MFS	*Commodity
*Utilities IC	*Total Return
*Mid Cap	*Low Duration
(Commenced May 14, 2019)	*Commodity Inst (A)
*Research	*Real Return (A)
*Small Cap (A)	*Short Term (A)
*Conservative All (A)
*Global RE (A)	Dimensional Fund Advisors LP
*Growth (A)	DFA
*Mid Cap Value (A)	*Bond
*Moderate All (A)	*Small
*Value
Calvert Research and Management	*Fixed
(See Note 3)	*Large
Summit	*Targeted
*EAFE Intl.	*Global
*S&P MidCap	*Equity
*S&P 500	(Commenced March 3, 2020)
*Russell Small Cap
*Moderate	Columbia Management Advisers, LLC
*Mod. Growth	Columbia
*Growth	*Small (A)
*Nasdaq-100 Index (A)
Putnam Investment Management, LLC
T. Rowe Price Associates, Inc.	Putnam
T. Rowe	*International (A)
*Blue Chip

(A) These subaccounts have had no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-69

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2023 and 2022, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
S&P 500.050
Russell Small Cap	.050
Moderate	.050
Mod. Growth	.050
Growth	.050
Nasdaq-100 Index	.050

FS-70

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2023 were as follows:

	Purchases	Sales
Calvert:
Balanced	$112,039	$41,989
Mid Cap	158	3,284

Scudder:
Equity 500	24,543	4,541
Small Cap	89,162	63,777
Mid Value	117,395	25,434
Global	26,076	17,366
Alt Asset	-	-
Growth	46,726	39,979

Fidelity:
Contrafund IC	372,395	1,442,089
Contrafund SC	128,733	21,869
High Income SC	4,037	5,271
Inv. Grade Bond IC	825,226	1,425,153
Mid Cap SC	129,668	706,209
Overseas IC	92,937	131,351
Strategic IC	280,899	232,704
Equity Inc. IC	127,692	84,657
High Income IC	88,657	81,813
Mid Cap IC	66,453	35,211
Money Market	7,864,828	7,803,887
Emerging Markets	-	-
Growth	-	-
International	-	-
Tech	-	-

AIM:
Dividend	48,788	53,812
Health	44,230	46,958
Technology	117,484	130,634
Intl. Growth	35,085	172,002
Franchise	12,414	21,477
Mid Cap	-	-
Bond	-	-
Small Cap	-	-

Janus:
Growth	69	1,575

FS-71

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Neuberger Berman:
Bond	$82,755	$150,037
Mid-Cap	98,712	123,280
Equity	100,577	321,400
Regency	5,622	4,180

Rydex:
Nova	13,499	73,305
NASDAQ	530,704	703,685
Precious Metals	976,403	1,238,571
Inv. S&P 500	10,935	263,188
Gov. Long Bond	122,782	142,190
Sector Rotation	69,820	70,128

Third Avenue:
Value	482,016	324,887

Vanguard:
Equity Index	5,911,149	3,244,261
Total Bond	2,147,755	646,568
REIT Index	738,111	368,998
Mid-Cap	971,639	1,438,330
Stock Market Index	3,944,508	932,390
Conservative	145,794	8,234
Moderate	88,361	28,214
Short-Term	483,917	785,678
Equity Income	2,532,281	3,688,639
Growth	1,079,220	1,608,046
Balanced	883,016	1,465,690
High Yield Bond	442,966	192,209
International	1,229,621	1,353,485
Diversified	851,948	714,147
Small Company Growth	235,287	1,136,934
International Stock	493,817	65,716
Global Bond	128,994	20,554

Allspring:
Discovery	30,117	47,055
Opportunity	53,507	36,209

American Century:
Mid Cap	423,205	536,518
International	236,535	239,670
Inflation	95,705	110,893

.

FS-72

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
IS Growth-Inc	$30,589	$12,464
IS Growth	148,616	35,922
Blue Chip	80,676	10,029
IS International	62,926	108,799
IS New World	117,384	199,709
IS Bond	-	-
IS High Income	-	-

Franklin Templeton:
Global Inc.	214,010	92,868

MFS:
Utilities IC	141,982	167,048
Mid Cap	327,979	112,423
New Discovery	-	-
Research	297,092	649,932
Small Cap	-	-
Conservative All	-	-
Global RE	-	-
Growth	-	-
Mid Cap Value	-	-
Moderate All	-	-

Summit:
EAFE Intl.	681,087	200,739
S&P MidCap	8,354	1,158
S&P 500	1,017,211	230,860
Russell Small Cap	245,615	97,128
Moderate	32,021	16,827
Mod. Growth	67,434	63,766
Growth	230,934	20,470
Nasdaq-100 Index	-	-

T. Rowe:
Blue Chip	941,697	734,076

Morgan Stanley:
Emerging Markets	340,848	261,452

Pimco:
Commodity	462,410	365,153
Total Return	349,939	362,250
Low Duration	3,300	15,899
Commodity Inst	-	-
Real Return	-	-
Short Term	-	-

FS-73

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$46,498	$208,607
Small	116,186	158,305
Value	139,006	213,671
Fixed	1,252,591	322,951
Large	167,770	150,553
Targeted	176,414	300,560
Global	23,943	6,661
Equity	274,568	151,969

Columbia:
Small	-	-

Putnam:
International	-	-

FS-74

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2023, these fees range between .10 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $15 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2023	3.70	5.95	234,324	1,076,014	1.62	0.45	0.75	15.95	16.30
2022	3.18	5.13	220,700	874,906	1.14	0.45	0.75	(16.04)	(15.79)
2021	3.78	6.11	247,115	1,201,255	1.18	0.45	0.75	14.26	14.60
2020	3.30	5.35	248,854	1,056,900	1.58	0.45	0.75	14.40	14.74
2019	2.87	4.68	220,248	813,094	1.62	0.45	0.75	23.48	23.85

Mid Cap
2023	52.32	93.07	1,284	86,857	0.19	0.45	0.75	10.81	11.14
2022	47.07	83.99	1,252	80,927	-	0.45	0.75	(20.08)	(19.85)
2021	58.73	105.10	1,355	112,257	0.20	0.45	0.75	14.17	14.51
2020	51.29	92.06	1,405	102,525	0.45	0.45	0.75	11.41	11.75
2019	45.89	82.63	1,456	97,828	0.42	0.45	0.75	30.38	30.78

Scudder:
Equity 500
2023	53.16	53.16	7,596	403,845	1.35	0.30	0.30	25.63	25.63
2022	42.32	42.32	7,646	323,560	1.24	0.30	0.30	(18.58)	(18.58)
2021	51.98	51.98	7,677	399,046	1.42	0.30	0.30	28.02	28.02
2020	40.60	40.60	7,907	321,027	1.66	0.30	0.30	17.74	17.74
2019	34.48	34.48	7,920	273,117	1.94	0.30	0.30	30.79	30.79

Small Cap
2023	31.33	49.79	14,532	511,072	1.07	0.30	0.75	15.89	16.39
2022	26.92	42.96	14,174	432,993	0.93	0.30	0.75	(21.23)	(20.88)
2021	34.02	54.54	13,070	565,033	0.99	0.30	0.75	13.65	14.12
2020	29.82	47.99	12,067	475,192	1.04	0.30	0.75	18.54	19.07
2019	25.04	40.48	15,222	491,150	1.05	0.30	0.75	24.29	24.85

Mid Value
2023	25.70	27.82	17,284	413,608	1.13	0.30	0.75	14.09	14.61
2022	22.43	24.38	13,728	290,344	0.79	0.30	0.75	(16.43)	(16.05)
2021	26.72	29.17	17,831	414,059	1.16	0.30	0.75	29.53	30.11
2020	20.53	22.52	11,688	248,840	1.12	0.30	0.75	(1.54)	(1.10)
2019	20.76	22.87	10,442	229,112	0.84	0.30	0.75	20.61	21.15

Global
2023	16.27	16.35	7,517	122,670	0.77	0.45	0.75	15.24	15.52
2022	14.08	14.18	6,953	98,420	1.28	0.45	0.75	(29.03)	(28.83)
2021	19.79	19.99	12,015	241,592	0.33	0.45	0.75	7.32	7.63
2020	18.38	18.62	11,729	219,565	1.34	0.45	0.75	21.76	22.14
2019	15.05	15.29	10,764	165,282	0.61	0.45	0.75	30.19	30.64

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)	$	Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alt Asset
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Growth
2023	53.84	94.33	8,326	610,060	0.07	0.30	0.75	37.55	38.16
2022	38.97	68.58	8,631	453,725	0.09	0.30	0.75	(31.25)	(30.94)
2021	56.43	99.76	8,015	655,989	0.21	0.30	0.75	21.86	22.41
2020	46.10	81.86	6,581	435,880	0.56	0.30	0.75	24.62	38.00
2019	41.26	59.32	4,108	220,633	0.63	0.45	0.75	36.11	36.52

Fidelity:
Contrafund IC
2023	87.13	145.47	44,764	5,331,975	0.46	0.45	0.75	32.46	32.86
2022	65.59	109.82	55,890	5,009,123	0.50	0.45	0.75	(26.86)	(26.64)
2021	89.40	150.15	60,881	7,409,065	0.06	0.45	0.75	26.88	27.26
2020	70.25	118.34	58,149	5,832,135	0.25	0.45	0.75	29.59	29.98
2019	54.05	91.32	56,389	4,545,743	0.46	0.45	0.75	30.60	30.99

Contrafund SC
2023	88.51	88.51	23,305	2,062,729	0.41	0.30	0.30	32.94	32.94
2022	37.63	66.58	22,793	1,517,522	0.43	0.30	0.60	(26.60)	(10.06)
2021	90.71	153.55	13,941	1,358,300	0.05	0.30	0.60	26.95	27.33
2020	71.24	120.95	19,456	1,460,542	0.15	0.30	0.60	29.65	30.04
2019	54.78	93.29	18,359	1,102,640	0.37	0.30	0.60	30.66	31.06

High Income SC
2023	7.32	7.32	10,119	74,039	5.60	0.30	0.30	10.17	10.17
2022	6.64	6.64	10,854	72,085	5.18	0.30	0.30	(11.82)	(11.82)
2021	7.53	7.53	2,987	22,500	5.14	0.30	0.30	4.19	4.19
2020	7.23	7.23	3,924	28,365	4.89	0.30	0.30	2.34	2.34
2019	7.06	7.06	4,358	30,786	5.03	0.30	0.30	14.58	14.58

Inv. Grade Bond IC
2023	14.81	17.06	91,146	1,604,914	2.04	0.30	0.75	5.41	5.89
2022	13.99	16.18	144,701	2,142,801	2.49	0.30	0.75	(13.61)	(13.22)
2021	16.12	18.73	129,362	2,169,347	2.05	0.30	0.75	(1.35)	(0.90)
2020	16.27	18.99	135,734	2,316,006	2.26	0.30	0.75	8.58	9.07
2019	14.92	17.49	118,633	1,826,473	3.00	0.30	0.75	8.85	9.34

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Mid Cap SC
2023	74.21	129.75	34,389	2,715,602	0.47	0.30	0.75	14.15	14.66
2022	64.72	113.67	39,975	2,966,042	0.39	0.30	0.75	(15.49)	(15.11)
2021	76.23	134.50	42,580	3,927,233	0.51	0.30	0.75	24.57	25.13
2020	60.92	107.97	42,067	3,329,457	0.57	0.30	0.75	17.16	17.69
2019	51.77	92.16	41,611	3,056,451	0.81	0.30	0.75	22.43	22.98

Overseas IC
2023	30.87	42.10	22,664	822,468	1.03	0.30	0.75	19.61	20.15
2022	25.69	35.20	24,094	725,398	0.86	0.30	0.75	(25.05)	(24.71)
2021	34.13	46.96	31,183	1,268,989	0.54	0.30	0.75	18.81	19.35
2020	28.59	39.53	31,040	1,061,947	0.44	0.30	0.75	14.75	15.27
2019	24.80	34.45	32,865	982,896	1.64	0.30	0.75	26.81	27.40

Strategic IC
2023	14.64	19.44	57,661	1,015,047	4.41	0.30	0.75	8.60	9.10
2022	13.42	17.90	55,201	923,049	4.00	0.30	0.75	(11.92)	(11.53)
2021	15.17	20.32	58,705	1,099,513	2.56	0.30	0.75	2.97	3.41
2020	14.67	19.73	59,907	1,103,457	3.19	0.30	0.75	6.71	7.62
2019	13.63	18.49	68,420	1,215,281	3.32	0.30	0.75	10.07	10.73

Equity Inc. IC
2023	32.38	63.95	7,602	383,540	2.10	0.70	0.70	9.88	9.88
2022	29.47	58.20	6,660	321,837	1.93	0.70	0.70	(5.62)	(5.62)
2021	31.23	61.66	4,993	284,468	1.98	0.70	0.70	24.02	24.02
2020	25.18	49.72	3,980	197,818	1.86	0.70	0.70	5.95	20.51
2019	46.92	46.92	4,138	194,184	2.15	0.70	0.70	26.56	26.56

High Income IC
2023	6.85	10.21	5,166	47,363	5.14	0.45	0.75	9.66	9.98
2022	6.23	9.31	6,564	39,083	5.85	0.45	0.75	(12.04)	(11.77)
2021	7.06	10.59	9,740	80,109	5.03	0.45	0.75	3.63	3.94
2020	6.79	10.22	8,394	69,734	4.49	0.45	0.75	1.98	2.28
2019	6.64	10.02	9,669	81,340	4.25	0.45	0.75	14.25	14.59

Mid Cap IC
2023	46.65	91.88	4,710	363,969	0.63	0.70	0.70	14.28	14.28
2022	40.83	80.40	4,304	298,830	0.48	0.70	0.70	(15.34)	(15.34)
2021	48.22	94.96	3,984	348,002	0.67	0.70	0.70	8.29	24.73
2020	76.13	76.13	3,206	244,060	0.67	0.70	0.70	17.37	17.37
2019	64.87	64.87	3,427	222,304	0.86	0.70	0.70	22.59	22.59

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
2023	1.05	1.09	8,721,096	9,360,661	4.80	0.30	0.75	4.11	4.58
2022	1.01	1.04	9,089,175	9,299,720	1.50	0.30	0.75	0.68	1.14
2021	1.01	1.03	8,895,987	9,031,492	0.01	0.30	0.75	(0.74)	(0.29)
2020	1.01	1.03	8,490,049	8,666,080	0.29	0.30	0.75	(0.43)	0.02
2019	1.02	1.03	8,340,158	8,521,788	2.00	0.30	0.75	1.26	1.71

Emerging Markets
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Growth
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

International
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Tech
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

AIM:
Dividend
2023	42.09	42.46	7,155	298,908	2.04	0.30	0.75	8.23	8.72
2022	38.89	39.06	7,992	307,950	1.86	0.30	0.75	(2.41)	(1.97)
2021	39.84	39.85	8,684	343,611	2.25	0.30	0.75	18.01	18.54
2020	33.61	33.77	8,089	270,785	3.05	0.30	0.75	(0.61)	(0.16)
2019	33.67	33.98	9,001	302,824	1.92	0.30	0.75	24.16	24.72

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2023	53.44	67.11	17,142	944,625	-	0.30	0.75	2.26	2.72
2022	52.03	65.63	16,666	919,399	-	0.30	0.75	(13.96)	(13.57)
2021	60.20	76.28	17,012	1,099,246	0.21	0.30	0.75	11.46	11.96
2020	53.77	68.44	16,841	972,978	0.32	0.30	0.75	13.60	14.12
2019	47.12	60.24	17,076	868,144	0.04	0.30	0.75	31.52	32.11

Technology
2023	54.97	56.61	31,157	1,619,810	-	0.30	0.75	45.85	46.51
2022	37.52	38.81	30,928	1,115,963	-	0.30	0.75	(40.40)	(40.13)
2021	62.67	65.12	28,834	1,731,866	-	0.30	0.75	13.56	14.07
2020	54.94	57.34	28,350	1,514,900	-	0.30	0.75	45.02	45.68
2019	37.71	39.54	28,680	1,053,430	-	0.30	0.75	34.87	35.47

Intl. Growth
2023	37.82	53.34	6,537	340,893	0.19	0.30	0.75	17.27	17.80
2022	32.11	45.48	9,332	416,182	1.65	0.30	0.75	(28.80)	(18.91)
2021	45.09	56.09	11,112	608,649	1.29	0.30	0.75	(1.00)	5.10
2020	42.52	53.37	11,695	608,486	1.88	0.30	0.75	(18.92)	13.14
2019	44.99	47.17	24,571	1,121,462	1.62	0.30	0.75	27.61	28.19

Franchise
2023	85.38	140.86	343	36,014	-	0.45	0.75	39.88	40.30
2022	60.86	100.70	421	33,616	-	0.45	0.75	(31.62)	(22.85)
2021	123.29	147.27	309	43,200	-	0.45	0.75	11.09	11.42
2020	110.66	132.57	216	26,441	0.08	0.45	0.75	41.28	41.79
2019	78.04	93.83	361	32,344	-	0.45	0.75	11.21	35.75

Mid Cap
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Bond
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Small Cap
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Janus:
Growth
2023	73.70	73.70	765	56,389	0.14	0.45	0.45	42.53	42.53
2022	31.58	51.71	787	40,677	0.71	0.45	0.75	(31.86)	(30.20)
2021	74.08	103.97	780	60,175	0.10	0.45	0.75	19.44	19.80
2020	61.84	87.05	798	51,491	0.41	0.45	0.75	31.96	32.36
2019	46.72	65.97	818	42,988	0.46	0.45	0.75	34.51	34.91

Neuberger Berman:
Bond
2023	11.66	24.23	31,211	559,603	4.30	0.30	0.75	5.11	5.62
2022	11.04	23.05	36,423	618,799	3.82	0.30	0.75	(5.89)	(5.44)
2021	11.68	24.50	33,467	656,105	2.50	0.30	0.75	(0.01)	0.41
2020	11.63	24.50	32,859	735,070	2.34	0.30	0.75	2.68	3.25
2019	11.26	23.86	33,560	722,002	2.00	0.30	0.75	2.91	3.43

Mid-Cap
2023	46.28	48.01	50,323	2,385,285	-	0.30	0.75	17.27	17.79
2022	39.47	40.76	50,815	2,045,810	-	0.30	0.75	(29.26)	(28.95)
2021	55.79	57.36	54,232	3,076,574	-	0.30	0.75	12.15	12.66
2020	49.75	50.92	57,698	2,910,403	-	0.30	0.75	38.94	39.56
2019	35.81	36.48	73,382	2,659,479	-	0.30	0.75	31.76	32.35

Equity
2023	42.16	42.75	69,902	2,981,831	0.34	0.45	0.75	25.96	26.33
2022	26.80	33.47	77,011	2,601,750	0.44	0.30	0.75	(19.06)	(14.65)
2021	41.35	41.97	78,379	3,263,183	0.38	0.30	0.75	22.56	23.40
2020	33.74	34.01	81,353	2,756,452	0.62	0.30	0.75	18.67	19.24
2019	28.43	28.52	86,447	2,461,949	0.41	0.30	0.75	8.98	9.21

Regency
2023	20.24	38.84	2,253	48,787	1.05	0.45	0.75	10.18	10.51
2022	18.31	35.25	2,317	45,395	0.23	0.45	0.75	(10.42)	(10.16)
2021	20.38	39.36	6,158	195,116	0.60	0.45	0.75	10.12	31.64
2020	29.90	29.90	31	928	1.23	0.75	0.75	(3.38)	(3.38)
2019	30.94	30.94	31	970	0.40	0.75	0.75	15.94	15.94

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex:
Nova
2023	63.92	232.09	4,709	561,537	-	0.30	0.75	34.07	34.66
2022	47.67	172.35	5,508	469,207	0.42	0.30	0.75	(30.78)	(30.48)
2021	68.88	247.92	6,832	804,495	0.35	0.30	0.75	41.13	41.71
2020	48.81	174.95	6,792	552,976	0.85	0.30	0.75	19.13	19.63
2019	40.97	146.23	4,462	371,490	1.11	0.30	0.75	43.96	44.57

NASDAQ
2023	117.93	121.81	18,438	2,129,547	-	0.30	0.75	52.08	52.76
2022	77.54	79.74	20,173	1,530,594	-	0.30	0.75	(34.63)	(34.34)
2021	118.62	121.44	26,144	3,003,342	-	0.30	0.75	24.61	25.17
2020	95.20	97.02	27,390	2,538,896	0.29	0.30	0.75	43.88	44.53
2019	66.17	67.13	28,607	1,864,188	0.13	0.30	0.75	35.84	36.45

Precious Metals
2023	9.08	47.43	76,494	1,061,053	0.34	0.30	0.75	3.05	3.52
2022	8.81	45.81	80,207	1,243,144	0.51	0.30	0.75	(11.74)	(11.35)
2021	9.99	51.68	88,904	1,378,246	3.68	0.30	0.75	(9.87)	(9.46)
2020	11.08	57.08	83,711	1,360,406	4.56	0.30	0.75	33.30	33.90
2019	8.31	42.63	82,505	991,096	-	0.30	0.75	51.06	51.74

Inv. S&P 500
2023	0.57	5.04	17,408	27,893	1.79	0.45	0.75	(15.57)	(15.33)
2022	0.68	5.96	354,859	295,949	-	0.45	0.75	15.72	16.07
2021	0.59	5.13	7,487	21,550	-	0.45	0.75	(24.94)	(24.78)
2020	0.78	6.82	7,674	23,562	0.63	0.45	0.75	(25.58)	(25.36)
2019	1.05	9.14	28,887	60,198	0.90	0.45	0.75	(23.49)	(23.26)

Gov. Long Bond
2023	19.82	27.02	2,294	48,641	3.00	0.30	0.75	(3.90)	(1.77)
2022	20.18	28.12	3,229	71,262	1.66	0.30	0.75	(41.27)	(29.56)
2021	34.36	39.92	2,670	95,951	0.34	0.30	0.75	(8.18)	(7.74)
2020	37.42	43.27	4,683	190,215	0.13	0.30	0.75	21.05	21.85
2019	30.91	35.51	4,900	161,699	1.18	0.30	0.75	15.91	16.60

Sector Rotation
2023	16.87	18.33	925	15,808	0.45	0.70	0.70	11.97	11.97
2022	15.07	16.37	816	12,441	0.45	0.70	0.70	(14.98)	(14.25)
2021	17.72	19.25	166	3,187	0.08	0.70	0.70	(1.81)	22.94
2020	15.66	15.66	109	1,705	4.76	0.70	0.70	4.20	4.20
2019	15.03	15.03	312	4,691	0.52	0.70	0.70	4.80	4.80

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Third Avenue:
Value
2023	27.46	56.86	94,232	3,274,571	2.40	0.30	0.75	19.91	20.45
2022	22.80	47.42	96,657	2,828,874	1.46	0.30	0.75	15.25	15.76
2021	19.69	41.14	106,917	2,718,889	0.69	0.30	0.75	21.16	21.70
2020	16.18	33.96	98,005	2,179,131	3.08	0.30	0.75	(3.12)	(2.69)
2019	16.63	35.05	70,882	1,648,356	0.27	0.30	0.75	11.62	12.13

Vanguard:
Equity Index
2023	120.87	167.47	460,716	43,666,410	1.39	0.10	0.75	(0.28)	25.18
2022	72.13	133.78	449,909	33,999,703	1.36	0.30	0.75	(18.84)	(18.47)
2021	88.47	164.83	463,254	43,549,930	1.25	0.30	0.75	27.59	28.17
2020	69.03	129.19	485,146	36,417,349	1.68	0.30	0.75	17.32	17.85
2019	58.58	110.12	480,642	31,269,261	1.88	0.30	0.75	30.32	30.91

Total Bond
2023	12.81	26.30	520,646	7,265,970	2.43	0.30	0.75	4.79	5.26
2022	12.17	25.10	399,783	5,520,078	2.04	0.30	0.75	(13.86)	(13.47)
2021	14.06	29.14	387,133	6,205,970	2.12	0.30	0.75	(2.45)	(2.01)
2020	14.35	29.87	366,029	6,160,975	2.34	0.30	0.75	6.78	7.26
2019	13.38	27.97	335,711	5,861,593	2.39	0.30	0.75	7.87	8.35

REIT Index
2023	20.39	69.41	249,801	6,196,259	2.44	0.30	0.75	10.87	11.37
2022	18.31	62.60	239,872	5,581,171	1.92	0.30	0.75	(26.85)	(26.52)
2021	24.92	85.58	233,433	7,630,087	1.97	0.30	0.75	39.16	39.79
2020	17.83	61.49	225,219	5,523,444	2.59	0.30	0.75	(5.56)	(5.14)
2019	18.79	65.12	217,659	6,012,779	2.61	0.30	0.75	27.85	28.42

Mid-Cap
2023	46.78	80.51	183,263	9,364,059	1.45	0.30	0.75	14.97	15.49
2022	40.51	70.03	195,822	8,790,793	1.14	0.30	0.75	(19.42)	(19.06)
2021	50.05	86.91	205,418	11,544,970	1.07	0.30	0.75	23.43	23.98
2020	40.36	70.41	182,911	8,929,449	1.47	0.30	0.75	17.19	17.72
2019	34.29	60.09	178,466	7,852,060	1.48	0.30	0.75	29.90	30.48

Stock Market Index
2023	76.58	133.77	270,126	23,240,572	1.10	0.30	0.75	25.02	25.58
2022	60.99	107.00	241,399	16,947,534	1.34	0.30	0.75	(20.19)	(19.83)
2021	76.07	134.07	243,421	21,694,056	1.17	0.30	0.75	24.70	25.26
2020	60.73	107.51	217,713	16,701,481	1.69	0.30	0.75	19.65	20.19
2019	50.53	89.85	194,833	14,043,368	1.58	0.30	0.75	29.75	30.36

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Conservative
2023	30.40	31.98	10,028	315,406	1.87	0.45	0.75	11.67	12.01
2022	27.22	28.55	5,638	159,767	2.44	0.45	0.75	(15.53)	(15.28)
2021	32.23	33.70	5,517	184,486	1.44	0.45	0.75	5.20	5.51
2020	30.64	31.94	4,895	155,302	1.66	0.45	0.75	10.90	11.24
2019	27.62	28.71	3,199	91,286	3.67	0.45	0.75	12.89	15.27

Moderate
2023	39.38	40.12	32,859	1,190,848	2.05	0.45	0.70	14.75	15.03
2022	26.65	34.23	32,623	1,029,186	2.43	0.45	0.75	(16.55)	(16.30)
2021	40.90	41.82	35,101	1,335,439	1.49	0.45	0.75	9.25	9.58
2020	37.33	38.27	33,599	1,191,296	2.30	0.45	0.75	12.92	13.26
2019	32.96	33.90	18,575	614,413	2.32	0.45	0.75	18.64	19.00

Short-Term
2023	11.51	11.71	206,464	2,402,537	2.00	0.30	0.75	5.37	5.84
2022	10.92	11.07	236,252	2,603,531	1.87	0.30	0.75	(6.42)	(6.00)
2021	11.67	11.77	256,701	3,011,671	1.58	0.30	0.75	(1.19)	(0.75)
2020	11.82	11.86	213,854	2,512,006	1.72	0.30	0.75	4.71	5.18
2019	11.28	11.28	102,595	1,159,165	2.07	0.30	0.75	4.91	5.38

Equity Income
2023	50.05	122.04	214,652	10,691,483	2.91	0.30	0.75	7.29	7.78
2022	46.44	113.74	260,949	11,992,071	2.52	0.30	0.75	(1.40)	(0.96)
2021	46.89	115.36	220,488	10,799,341	1.92	0.30	0.75	24.39	24.95
2020	37.53	92.73	186,418	8,431,699	2.79	0.30	0.75	2.48	2.94
2019	36.45	90.49	182,641	8,607,929	2.48	0.30	0.75	23.51	24.06

Growth
2023	66.77	98.00	332,250	20,915,149	0.24	0.30	0.75	39.10	39.72
2022	47.79	70.46	338,584	15,401,003	-	0.30	0.75	(33.86)	(33.56)
2021	71.93	106.53	333,766	23,189,665	0.03	0.30	0.75	16.98	17.51
2020	61.22	91.06	322,899	19,991,041	0.33	0.30	0.75	42.03	42.67
2019	42.91	64.12	294,201	13,184,351	0.40	0.30	0.75	32.82	33.42

Balanced
2023	41.88	113.85	173,153	8,459,235	2.05	0.45	0.75	13.48	13.82
2022	36.79	100.33	185,684	8,415,342	1.94	0.45	0.75	(14.94)	(14.69)
2021	43.13	117.95	202,497	10,800,882	1.79	0.45	0.75	18.13	18.48
2020	36.40	99.85	201,149	9,414,460	2.66	0.45	0.75	9.85	10.18
2019	33.04	90.89	183,968	8,509,639	2.72	0.45	0.75	21.57	21.94

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2023	10.43	34.89	180,023	2,423,483	4.81	0.30	0.75	10.84	11.33
2022	9.37	31.48	164,342	2,033,938	5.13	0.30	0.75	(10.04)	(9.63)
2021	10.36	34.99	176,175	2,565,259	4.19	0.30	0.75	2.91	3.37
2020	10.03	34.00	176,847	2,555,885	5.62	0.30	0.75	4.88	5.36
2019	9.52	32.42	170,576	2,535,270	5.44	0.30	0.75	14.81	15.33

International
2023	41.29	65.13	318,410	13,851,826	1.53	0.30	0.75	13.80	14.31
2022	36.12	57.23	334,637	12,810,138	1.36	0.30	0.75	(30.64)	(30.33)
2021	51.84	82.51	349,637	19,447,697	0.27	0.30	0.75	(2.28)	(1.84)
2020	52.81	84.43	345,209	19,969,932	1.23	0.30	0.75	56.41	57.11
2019	33.61	53.98	373,223	14,385,254	1.48	0.30	0.75	30.23	30.82

Diversified
2023	40.10	54.65	90,997	3,829,287	1.41	0.30	0.75	19.23	19.77
2022	33.48	45.83	92,115	3,292,057	1.15	0.30	0.75	(12.15)	(11.75)
2021	37.94	52.17	104,363	4,246,129	1.04	0.30	0.75	29.49	30.08
2020	29.17	40.29	97,257	3,181,412	2.70	0.30	0.75	10.94	11.44
2019	26.17	36.31	101,869	3,109,595	2.87	0.30	0.75	24.77	25.32

Small Company Growth
2023	48.43	116.00	310,958	15,688,424	0.41	0.30	0.75	18.76	19.29
2022	40.60	97.67	330,280	13,991,490	0.27	0.30	0.75	(25.91)	(25.57)
2021	54.55	131.83	339,365	19,813,230	0.37	0.30	0.75	13.37	13.88
2020	47.90	116.29	330,229	17,813,764	0.67	0.30	0.75	22.26	22.82
2019	39.00	95.11	331,924	15,408,353	0.50	0.30	0.75	27.15	27.73

International Stock
2023	24.23	24.34	72,079	1,752,039	2.86	0.70	0.70	14.74	14.74
2022	21.12	21.21	55,391	1,173,889	3.35	0.70	0.70	(16.60)	(16.60)
2021	25.32	25.43	48,241	1,225,534	1.42	0.70	0.70	7.77	7.77
2020	23.49	23.60	21,142	498,016	1.16	0.70	0.70	10.40	31.67
2019	21.28	21.28	8,283	176,264	-	0.70	0.70	8.29	8.29

Global Bond
2023	20.08	20.17	10,900	219,679	1.94	0.70	0.70	5.78	5.78
2022	18.98	19.07	5,372	102,309	2.68	0.70	0.70	(13.73)	(13.73)
2021	22.00	22.10	3,284	72,553	0.53	0.70	0.70	(2.52)	(2.52)
2020	22.57	22.67	258	5,820	0.56	0.70	0.70	0.11	5.93
2019	21.31	21.31	87	1,853	-	0.70	0.70	1.48	1.48

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring:
Discovery
2023	31.07	64.41	7,614	428,200	-	0.30	0.75	19.25	20.14
2022	25.86	54.02	7,827	371,398	-	0.30	0.75	(39.49)	(38.31)
2021	42.74	87.56	8,573	655,114	-	0.30	0.75	(10.18)	(5.75)
2020	74.45	92.90	15,133	1,178,107	-	0.45	0.75	61.44	61.92
2019	45.98	57.55	9,506	486,249	-	0.45	0.75	37.98	38.40

Opportunity
2023	60.99	124.22	11,405	648,047	-	0.30	0.75	25.56	26.12
2022	48.36	98.93	11,850	541,881	-	0.30	0.75	(21.40)	(21.04)
2021	61.25	125.86	12,821	774,013	0.04	0.30	0.75	23.85	24.40
2020	49.23	101.62	13,302	650,577	0.31	0.30	0.75	20.10	20.64
2019	40.81	84.62	32,716	1,332,003	0.31	0.30	0.75	30.49	31.07

American Century:
Mid Cap
2023	36.46	47.05	31,740	1,200,125	2.25	0.30	0.75	5.35	5.82
2022	34.46	44.67	39,883	1,402,495	2.23	0.30	0.75	(1.93)	(1.49)
2021	34.98	45.54	41,576	1,492,452	1.18	0.30	0.75	22.29	22.83
2020	28.48	37.24	36,824	1,163,036	1.79	0.30	0.75	0.45	0.91
2019	28.22	37.08	41,391	1,315,019	2.06	0.30	0.75	28.19	28.76

International
2023	13.86	15.57	2,556	36,343	0.59	0.45	0.75	11.74	12.07
2022	12.36	13.93	2,588	32,828	1.42	0.45	0.75	(25.32)	(25.09)
2021	16.50	18.65	2,172	36,916	0.16	0.45	0.75	7.94	8.26
2020	14.10	17.28	2,135	33,704	1.55	0.30	0.75	(15.36)	24.94
2019	13.17	13.83	41,415	544,389	0.81	0.30	0.75	27.47	28.04

Inflation
2023	10.61	10.76	20,520	218,906	3.62	0.70	0.70	2.88	2.88
2022	10.31	10.46	22,471	233,954	5.62	0.70	0.70	(13.48)	(13.48)
2021	11.92	12.09	17,078	205,789	3.91	0.70	0.70	5.87	5.87
2020	11.26	11.42	8,446	96,415	2.22	0.70	0.70	0.67	5.38
2019	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2023	73.91	83.29	570	43,240	1.48	0.70	0.70	25.59	25.59
2022	58.85	66.32	314	19,314	1.74	0.70	0.70	(16.87)	(16.87)
2021	70.79	79.78	255	18,717	1.66	0.70	0.70	23.55	23.55
2020	57.30	64.57	90	5,452	2.43	0.70	0.70	13.02	19.30
2019	57.13	57.13	4	209	0.07	0.70	0.70	8.81	8.81

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
IS Growth
2023	143.55	161.41	3,190	478,128	0.67	0.70	0.70	37.85	37.85
2022	104.14	117.09	2,470	268,645	0.57	0.70	0.70	(30.25)	(30.25)
2021	149.29	167.86	3,080	473,979	0.92	0.70	0.70	21.45	21.45
2020	122.93	138.22	199	26,053	0.75	0.70	0.70	19.67	51.40
2019	91.30	91.30	16	1,439	0.20	0.70	0.70	16.15	16.15

Blue Chip
2023	19.87	21.98	11,104	228,231	2.28	0.70	0.70	16.84	16.84
2022	17.01	18.81	7,489	131,783	2.98	0.70	0.70	(8.92)	(8.92)
2021	18.67	20.65	2,295	46,393	2.10	0.70	0.70	27.23	27.23
2020	14.68	16.23	2,234	36,186	2.07	0.70	0.70	8.28	18.32
2019	14.99	14.99	271	4,064	1.74	0.70	0.70	3.36	3.36

IS International
2023	21.11	21.93	9,130	195,510	1.24	0.70	0.70	15.31	15.31
2022	18.31	19.01	11,881	218,860	2.16	0.70	0.70	(21.12)	(21.12)
2021	23.21	24.10	3,759	88,975	3.94	0.70	0.70	(1.92)	(1.92)
2020	23.66	24.58	1,133	27,755	0.95	0.70	0.70	13.48	29.68
2019	21.66	21.66	511	11,071	3.13	0.70	0.70	11.96	11.96

IS New World
2023	29.80	29.80	5,509	164,162	1.63	0.70	0.70	15.41	15.41
2022	25.82	25.82	8,772	226,494	1.86	0.70	0.70	(22.40)	(22.40)
2021	33.28	33.28	5,537	184,248	1.26	0.70	0.70	4.43	4.43
2020	31.87	31.87	4,237	135,014	0.25	0.70	0.70	7.09	32.43
2019	-	-	-	-	-	-	-	-	-

IS Bond
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

IS High Income
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Global Inc.
2023	16.11	23.26	42,254	774,008	-	0.30	0.75	2.12	2.58
2022	15.70	22.78	35,797	632,934	-	0.30	0.75	(5.66)	(5.24)
2021	16.57	24.15	22,797	477,116	-	0.30	0.75	(5.70)	(5.28)
2020	17.49	25.61	19,747	460,043	6.73	0.30	0.75	(5.99)	(5.56)
2019	18.52	27.24	35,844	824,406	6.70	0.30	0.75	1.25	1.71

MFS:
Utilities IC
2023	54.52	66.75	12,666	785,365	3.55	0.30	0.75	(2.84)	(2.42)
2022	55.87	68.70	14,510	896,637	2.59	0.30	0.75	0.01	0.45
2021	55.63	68.69	13,285	833,250	1.73	0.30	0.75	13.24	13.75
2020	48.90	60.66	11,474	664,263	2.47	0.30	0.75	5.11	5.59
2019	46.31	57.71	10,638	584,245	4.14	0.30	0.75	24.14	24.70

Mid Cap
2023	13.05	14.88	36,854	498,767	-	0.70	0.70	20.48	20.48
2022	10.83	12.35	20,283	231,664	-	0.70	0.70	(29.19)	(29.19)
2021	15.29	17.44	16,630	267,898	-	0.70	0.70	13.32	13.32
2020	13.49	15.39	1,881	27,866	-	0.70	0.70	30.75	35.53
2019	11.36	11.36	888	10,083	-	0.70	0.70	12.94	12.94

New Discovery
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Research
2023	21.98	21.99	40,869	889,912	1.13	0.45	0.75	12.17	12.51
2022	19.55	19.59	58,979	1,147,966	1.84	0.45	0.75	(18.19)	(17.95)
2021	23.82	23.95	60,724	1,442,193	0.83	0.45	0.75	10.74	11.07
2020	21.45	21.63	61,585	1,325,918	2.08	0.45	0.75	12.10	12.44
2019	16.96	19.29	61,483	1,179,311	1.65	0.30	0.75	6.65	27.09

Small Cap
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Conservative All
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Global RE
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Growth
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Mid Cap Value
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Moderate All
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Summit:
EAFE Intl.
2023	117.49	122.74	7,378	871,359	2.35	0.45	0.75	16.90	17.25
2022	83.54	105.00	3,065	301,900	3.46	0.30	0.75	(16.37)	(15.22)
2021	119.49	123.84	1,851	225,091	1.81	0.30	0.75	10.05	10.88
2020	107.76	112.53	1,461	160,513	3.40	0.30	0.75	6.97	7.75
2019	100.01	105.20	1,414	146,428	2.63	0.30	0.75	20.36	21.29

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2023	190.88	190.88	876	167,171	1.25	0.30	0.30	15.77	15.77
2022	164.88	164.88	880	145,064	0.95	0.30	0.30	(13.59)	(13.59)
2021	190.81	190.81	872	166,407	0.85	0.30	0.30	24.04	24.04
2020	153.83	153.83	864	132,957	1.27	0.30	0.30	12.98	12.98
2019	111.74	136.15	844	114,903	1.16	0.30	0.60	11.23	25.45

S&P 500
2023	289.64	318.37	12,976	3,851,073	1.41	0.30	0.75	24.99	25.55
2022	230.70	254.73	10,495	2,539,347	1.42	0.30	0.75	(18.95)	(18.58)
2021	283.36	314.27	8,380	2,486,777	1.34	0.30	0.75	27.46	28.03
2020	221.32	246.57	7,412	1,738,305	1.82	0.30	0.75	17.22	17.75
2019	187.96	210.35	6,360	1,295,985	1.79	0.30	0.75	30.17	30.76

Russell Small Cap
2023	128.76	136.74	8,673	1,029,412	0.91	0.30	0.75	15.73	16.25
2022	111.25	117.63	7,235	752,695	0.75	0.30	0.75	(21.11)	(20.75)
2021	141.02	148.43	7,782	1,031,639	0.80	0.30	0.75	13.68	14.19
2020	124.05	129.99	5,291	658,508	1.21	0.30	0.75	18.75	19.29
2019	104.47	108.97	4,387	464,529	0.99	0.30	0.75	24.14	24.70

Moderate
2023	21.96	22.08	5,539	120,277	1.46	0.45	0.75	11.09	11.43
2022	19.77	19.82	5,077	100,063	1.12	0.45	0.75	(14.81)	(14.56)
2021	23.19	23.21	4,586	106,710	1.10	0.45	0.75	9.24	9.58
2020	21.17	21.25	5,150	109,641	1.71	0.45	0.75	4.57	4.88
2019	18.86	20.32	4,785	97,363	1.39	0.30	0.75	0.47	16.14

Mod. Growth
2023	23.00	23.53	15,609	364,608	1.32	0.45	0.75	12.94	13.28
2022	20.36	20.77	16,534	340,998	0.99	0.45	0.75	(15.24)	(14.99)
2021	24.03	24.44	18,589	452,503	1.01	0.45	0.75	12.80	13.13
2020	21.30	21.60	18,846	406,169	1.68	0.45	0.75	2.98	3.29
2019	19.81	20.68	18,128	378,840	1.44	0.30	0.75	3.76	17.68

Growth
2023	23.51	23.97	9,694	228,233	3.36	0.70	0.70	14.85	14.85
2022	20.47	20.87	1,176	24,534	1.14	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	504	12,425	2.57	0.70	0.70	15.06	15.06
2020	21.06	21.48	33	698	2.38	0.70	0.70	1.44	10.43
2019	21.17	21.17	6	126	0.01	0.70	0.70	18.39	18.39

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Nasdaq-100 Index
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2023	54.11	59.06	115,935	6,515,209	-	0.30	0.75	48.18	48.85
2022	36.52	39.68	112,766	4,253,360	-	0.30	0.75	(38.96)	(38.69)
2021	59.83	64.71	120,870	7,438,318	-	0.30	0.75	16.74	17.27
2020	51.25	55.18	115,022	6,057,012	-	0.30	0.75	33.28	33.88
2019	38.45	41.22	125,114	4,991,443	-	0.30	0.75	28.92	29.50

Morgan Stanley:
Emerging Markets
2023	17.00	22.06	96,835	1,623,944	1.59	0.30	0.75	11.14	11.64
2022	15.22	19.84	94,657	1,431,509	0.46	0.30	0.75	(25.64)	(25.31)
2021	20.38	26.69	110,369	2,233,464	0.84	0.30	0.75	2.22	2.68
2020	19.85	26.11	109,020	2,186,448	1.29	0.30	0.75	13.58	14.10
2019	17.40	22.99	177,728	3,097,904	1.10	0.30	0.75	18.70	19.23

Pimco:
Commodity
2023	8.43	9.74	74,607	678,702	15.62	0.45	0.75	(8.54)	(8.27)
2022	9.21	10.62	74,899	737,743	21.98	0.45	0.75	7.81	8.13
2021	8.55	9.82	72,011	637,135	4.31	0.45	0.75	32.35	32.74
2020	6.46	7.40	24,564	163,567	6.57	0.45	0.75	0.59	0.90
2019	6.41	6.42	55,195	360,397	4.47	0.30	0.75	9.42	10.60

Total Return
2023	12.36	14.71	89,627	1,106,847	3.56	0.30	0.75	5.15	5.62
2022	11.70	13.99	93,009	1,095,407	2.65	0.30	0.75	(14.94)	(14.56)
2021	13.70	16.44	64,288	933,241	1.82	0.30	0.75	(2.00)	(1.56)
2020	13.91	16.78	65,491	1,017,586	2.12	0.30	0.75	7.83	8.32
2019	12.84	15.56	52,731	750,162	3.06	0.30	0.75	7.55	8.03

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Low Duration
2023	10.56	10.78	2,058	21,909	3.60	0.45	0.75	4.19	4.50
2022	10.11	10.35	3,364	34,178	1.61	0.45	0.75	(6.45)	(6.16)
2021	10.77	11.06	4,642	50,688	0.52	0.45	0.75	(1.66)	(1.37)
2020	10.38	11.25	6,276	69,843	1.63	0.30	0.75	0.70	2.21
2019	10.66	11.00	42,431	458,820	2.76	0.30	0.75	3.25	3.72

Commodity Inst
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Real Return
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Short Term
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

DFA:
Bond
2023	10.07	12.17	12,333	141,964	3.21	0.70	0.70	4.32	4.32
2022	9.65	11.66	26,530	300,265	1.67	0.70	0.70	(6.98)	(6.98)
2021	10.37	12.54	22,059	272,535	0.79	0.70	0.70	(1.73)	(1.73)
2020	10.56	12.76	14,442	183,808	0.03	0.70	0.70	0.01	0.75
2019	12.67	12.67	13,386	169,541	2.74	0.70	0.70	3.46	3.46

Small
2023	14.34	21.45	22,426	424,395	3.13	0.70	0.70	13.32	13.32
2022	12.65	18.93	24,682	428,026	1.88	0.70	0.70	(18.22)	(18.22)
2021	15.47	23.14	35,336	781,319	2.79	0.70	0.70	13.77	13.77
2020	13.60	20.34	28,667	582,342	2.29	0.70	0.70	8.65	18.08
2019	18.72	18.72	27,018	505,857	3.05	0.70	0.70	23.04	23.04

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Value
2023	15.74	19.94	37,276	709,265	4.30	0.70	0.70	17.04	17.04
2022	13.44	17.04	44,246	709,933	4.64	0.70	0.70	(4.13)	(4.13)
2021	14.02	17.77	34,872	613,593	4.08	0.70	0.70	17.29	17.29
2020	11.96	15.15	30,433	459,598	2.73	0.70	0.70	(2.45)	23.66
2019	15.53	15.53	22,843	354,756	3.76	0.70	0.70	15.05	15.05

Fixed
2023	10.33	10.49	116,178	1,212,098	6.81	0.70	0.70	4.25	4.25
2022	9.91	10.06	29,562	294,561	0.62	0.70	0.70	(1.84)	(1.84)
2021	10.10	10.25	61,667	626,033	0.01	0.70	0.70	(0.88)	(0.88)
2020	10.19	10.34	37,130	379,356	0.86	0.70	0.70	(0.37)	(0.10)
2019	10.35	10.35	8,529	88,318	2.28	0.70	0.70	1.80	1.80

Large
2023	35.28	49.82	18,725	839,726	2.17	0.70	0.70	10.15	10.15
2022	32.03	45.23	19,390	771,952	1.58	0.70	0.70	(5.54)	(5.54)
2021	33.90	47.88	24,819	1,130,357	1.85	0.70	0.70	26.15	26.15
2020	26.88	37.96	20,472	776,190	2.43	0.70	0.70	(2.06)	15.65
2019	38.76	38.76	17,354	672,585	2.09	0.70	0.70	24.91	24.91

Targeted
2023	29.19	41.80	23,065	922,051	1.54	0.70	0.70	19.20	19.20
2022	24.49	35.07	29,354	958,629	1.34	0.70	0.70	(4.88)	(4.88)
2021	25.75	36.86	33,354	1,086,101	1.56	0.70	0.70	38.71	38.71
2020	18.56	26.58	23,960	607,558	2.29	0.70	0.70	3.26	42.02
2019	25.74	25.74	13,321	342,862	1.54	0.70	0.70	21.71	21.71

Global
2023	17.31	18.16	4,931	87,074	2.79	0.70	0.70	13.93	13.93
2022	15.19	15.94	3,986	62,044	2.06	0.70	0.70	(11.58)	(11.58)
2021	17.18	18.03	1,952	34,365	1.74	0.70	0.70	7.29	13.41
2020	15.90	15.90	786	12,503	0.96	0.70	0.70	10.51	10.51
2019	14.39	14.39	1,629	23,435	1.79	0.70	0.70	17.30	17.30

Equity
2023	16.80	16.88	32,871	553,672	2.66	0.70	0.70	19.31	19.31
2022	14.08	14.14	25,668	362,377	3.03	0.70	0.70	(14.28)	(14.28)
2021	16.43	16.50	9,957	164,075	4.41	0.70	0.70	23.51	23.51
2020	13.30	13.36	3,621	48,163	3.42	0.70	0.70	12.66	24.36
2019	-	-	-	-	-	-	-	-	-

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Columbia:
Small
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

Putnam:
International
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-
2020	-	-	-	-	-	-	-	-	-
2019	-	-	-	-	-	-	-	-	-

FS-94

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2023	2022
Calvert:
Balanced
Units issued	75,155	121,294
Units redeemed	(61,531)	(147,709)
Net increase(decrease)	13,624	(26,415)

Mid Cap
Units issued	166	145
Units redeemed	(134)	(248)
Net increase(decrease)	32	(103)

Scudder:
Equity 500
Units issued	24	45
Units redeemed	(74)	(76)
Net increase(decrease)	(50)	(31)

Small Cap
Units issued	12,652	13,575
Units redeemed	(12,294)	(12,471)
Net increase(decrease)	358	1,104

Mid Value
Units issued	14,321	34,315
Units redeemed	(10,765)	(38,418)
Net increase(decrease)	3,556	(4,103)

Global
Units issued	11,659	11,215
Units redeemed	(11,095)	(16,277)
Net increase(decrease)	564	(5,062)

Alt Asset
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Growth
Units issued	1,729	3,251
Units redeemed	(2,034)	(2,635)
Net increase(decrease)	(305)	616

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity:
Contrafund IC
Units issued	20,027	16,153
Units redeemed	(31,153)	(21,144)
Net increase(decrease)	(11,126)	(4,991)

Contrafund SC
Units issued	4,119	13,790
Units redeemed	(3,607)	(4,938)
Net increase(decrease)	512	8,852

High Income SC
Units issued	-	8,521
Units redeemed	(735)	(654)
Net increase(decrease)	(735)	7,867

Inv. Grade Bond IC
Units issued	178,062	171,597
Units redeemed	(231,617)	(156,258)
Net increase(decrease)	(53,555)	15,339

Mid Cap SC
Units issued	16,906	14,520
Units redeemed	(22,492)	(17,125)
Net increase(decrease)	(5,586)	(2,605)

Overseas IC
Units issued	16,001	14,034
Units redeemed	(17,431)	(21,123)
Net increase(decrease)	(1,430)	(7,089)

Strategic IC
Units issued	136,922	105,293
Units redeemed	(134,462)	(108,797)
Net increase(decrease)	2,460	(3,504)

Equity Inc. IC
Units issued	5,239	5,406
Units redeemed	(4,297)	(3,739)
Net increase(decrease)	942	1,667

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Fidelity, continued:
High Income IC
Units issued	12,077	15,335
Units redeemed	(13,475)	(18,511)
Net increase(decrease)	(1,398)	(3,176)

Mid Cap IC
Units issued	2,447	14,954
Units redeemed	(2,041)	(14,634)
Net increase(decrease)	406	320

Money Market
Units issued	13,402,643	16,900,102
Units redeemed	(13,770,722)	(16,706,914)
Net increase(decrease)	(368,079)	193,188

Emerging Markets
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

International
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Tech
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

AIM:
Dividend
Units issued	3,524	3,494
Units redeemed	(4,361)	(4,186)
Net increase(decrease)	(837)	(692)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
AIM, continued:
Health
Units issued	3,865	2,701
Units redeemed	(3,389)	(3,047)
Net increase(decrease)	476	(346)

Technology
Units issued	9,337	6,628
Units redeemed	(9,108)	(4,534)
Net increase(decrease)	229	2,094

Intl. Growth
Units issued	19,556	20,969
Units redeemed	(22,351)	(22,749)
Net increase(decrease)	(2,795)	(1,780)

Franchise
Units issued	533	511
Units redeemed	(611)	(399)
Net increase(decrease)	(78)	112

Mid Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Bond
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Small Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Janus:
Growth
Units issued	-	111
Units redeemed	(22)	(104)
Net increase(decrease)	(22)	7

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Neuberger Berman:
Bond
Units issued	14,400	20,641
Units redeemed	(19,612)	(17,685)
Net increase(decrease)	(5,212)	2,956

Mid-Cap
Units issued	13,152	11,875
Units redeemed	(13,644)	(15,292)
Net increase(decrease)	(492)	(3,417)

Equity
Units issued	7,688	10,127
Units redeemed	(14,797)	(11,495)
Net increase(decrease)	(7,109)	(1,368)

Regency
Units issued	149	7,619
Units redeemed	(213)	(11,460)
Net increase(decrease)	(64)	(3,841)

Rydex:
Nova
Units issued	882	1,996
Units redeemed	(1,681)	(3,320)
Net increase(decrease)	(799)	(1,324)

NASDAQ
Units issued	9,837	12,166
Units redeemed	(11,572)	(18,137)
Net increase(decrease)	(1,735)	(5,971)

Precious Metals
Units issued	73,700	69,258
Units redeemed	(77,413)	(77,955)
Net increase(decrease)	(3,713)	(8,697)

Inv. S&P 500
Units issued	5,602	357,592
Units redeemed	(343,053)	(10,220)
Net increase(decrease)	(337,451)	347,372

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Rydex, continued:
Gov. Long Bond
Units issued	6,986	3,287
Units redeemed	(7,921)	(2,728)
Net increase(decrease)	(935)	559

Sector Rotation
Units issued	9,725	7,859
Units redeemed	(9,616)	(7,209)
Net increase(decrease)	109	650

Third Avenue:
Value
Units issued	72,446	71,508
Units redeemed	(74,871)	(81,768)
Net increase(decrease)	(2,425)	(10,260)

Vanguard:
Equity Index
Units issued	186,409	158,034
Units redeemed	(175,602)	(171,379)
Net increase(decrease)	10,807	(13,345)

Total Bond
Units issued	395,933	287,918
Units redeemed	(275,070)	(275,268)
Net increase(decrease)	120,863	12,650

REIT Index
Units issued	188,226	135,916
Units redeemed	(178,297)	(129,477)
Net increase(decrease)	9,929	6,439

Mid-Cap
Units issued	138,656	150,948
Units redeemed	(151,215)	(160,544)
Net increase(decrease)	(12,559)	(9,596)

Stock Market Index
Units issued	152,828	137,338
Units redeemed	(124,101)	(139,360)
Net increase(decrease)	28,727	(2,022)

FS-100

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Vanguard, continued:
Conservative
Units issued	9,664	6,531
Units redeemed	(5,274)	(6,410)
Net increase(decrease)	4,390	121

Moderate
Units issued	5,573	13,901
Units redeemed	(5,337)	(16,379)
Net increase(decrease)	236	(2,478)

Short-Term
Units issued	160,069	424,107
Units redeemed	(189,857)	(444,556)
Net increase(decrease)	(29,788)	(20,449)

Equity Income
Units issued	109,443	139,237
Units redeemed	(155,740)	(98,776)
Net increase(decrease)	(46,297)	40,461

Growth
Units issued	118,135	117,939
Units redeemed	(124,469)	(113,121)
Net increase(decrease)	(6,334)	4,818

Balanced
Units issued	53,358	46,856
Units redeemed	(65,889)	(63,669)
Net increase(decrease)	(12,531)	(16,813)

High Yield Bond
Units issued	203,334	173,001
Units redeemed	(187,653)	(184,834)
Net increase(decrease)	15,681	(11,833)

International
Units issued	220,907	280,864
Units redeemed	(237,134)	(295,864)
Net increase(decrease)	(16,227)	(15,000)

FS-101

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Vanguard, continued:
Diversified
Units issued	117,772	109,854
Units redeemed	(118,890)	(122,102)
Net increase(decrease)	(1,118)	(12,248)

Small Company Growth
Units issued	139,340	154,983
Units redeemed	(158,662)	(164,068)
Net increase(decrease)	(19,322)	(9,085)

International Stock
Units issued	29,953	15,432
Units redeemed	(13,265)	(8,282)
Net increase(decrease)	16,688	7,150

Global Bond
Units issued	36,710	3,100
Units redeemed	(31,182)	(1,012)
Net increase(decrease)	5,528	2,088

Allspring:
Discovery
Units issued	3,160	2,128
Units redeemed	(3,373)	(2,874)
Net increase(decrease)	(213)	(746)

Opportunity
Units issued	3,776	4,274
Units redeemed	(4,221)	(5,245)
Net increase(decrease)	(445)	(971)

American Century:
Mid Cap
Units issued	32,701	46,092
Units redeemed	(40,844)	(47,785)
Net increase(decrease)	(8,143)	(1,693)

International
Units issued	19,918	2,963
Units redeemed	(19,950)	(2,547)
Net increase(decrease)	(32)	416

FS-102

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
American Century, continued:
Inflation
Units issued	19,577	54,017
Units redeemed	(21,528)	(48,624)
Net increase(decrease)	(1,951)	5,393

American Funds:
IS Growth-Inc
Units issued	456	86
Units redeemed	(200)	(27)
Net increase(decrease)	256	59

IS Growth
Units issued	1,578	3,805
Units redeemed	(858)	(4,415)
Net increase(decrease)	720	(610)

Blue Chip
Units issued	9,769	10,499
Units redeemed	(6,154)	(5,305)
Net increase(decrease)	3,615	5,194

IS International
Units issued	38,423	13,146
Units redeemed	(41,174)	(5,024)
Net increase(decrease)	(2,751)	8,122

IS New World
Units issued	7,412	18,361
Units redeemed	(10,675)	(15,126)
Net increase(decrease)	(3,263)	3,235

IS Bond
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

IS High Income
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-103

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Franklin Templeton:
Global Inc.
Units issued	93,612	26,974
Units redeemed	(87,155)	(13,974)
Net increase(decrease)	6,457	13,000

MFS:
Utilities IC
Units issued	5,291	10,283
Units redeemed	(7,135)	(9,058)
Net increase(decrease)	(1,844)	1,225

Mid Cap
Units issued	40,854	8,163
Units redeemed	(24,283)	(4,510)
Net increase(decrease)	16,571	3,653

New Discovery
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Research
Units issued	87,592	86,618
Units redeemed	(105,702)	(88,363)
Net increase(decrease)	(18,110)	(1,745)

Small Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Conservative All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Global RE
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-104

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
MFS, continued:
Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Mid Cap Value
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Moderate All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Summit:
EAFE Intl.
Units issued	14,814	2,646
Units redeemed	(10,501)	(1,432)
Net increase(decrease)	4,313	1,214

S&P MidCap
Units issued	-	12
Units redeemed	(4)	(4)
Net increase(decrease)	(4)	8

S&P 500
Units issued	14,219	10,980
Units redeemed	(11,738)	(8,865)
Net increase(decrease)	2,481	2,115

Russell Small Cap
Units issued	5,891	10,041
Units redeemed	(4,453)	(10,588)
Net increase(decrease)	1,438	(547)

Moderate
Units issued	19,079	19,339
Units redeemed	(18,617)	(18,848)
Net increase(decrease)	462	491

FS-105

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Summit, continued:
Mod. Growth
Units issued	51,912	53,549
Units redeemed	(52,837)	(55,604)
Net increase(decrease)	(925)	(2,055)

Growth
Units issued	11,830	2,803
Units redeemed	(3,312)	(2,131)
Net increase(decrease)	8,518	672

Nasdaq-100 Index
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

T. Rowe:
Blue Chip
Units issued	95,696	101,531
Units redeemed	(92,527)	(109,635)
Net increase(decrease)	3,169	(8,104)

Morgan Stanley:
Emerging Markets
Units issued	102,054	77,992
Units redeemed	(99,876)	(93,704)
Net increase(decrease)	2,178	(15,712)

Pimco:
Commodity
Units issued	167,882	140,867
Units redeemed	(168,174)	(137,979)
Net increase(decrease)	(292)	2,888

Total Return
Units issued	237,196	145,017
Units redeemed	(240,578)	(116,296)
Net increase(decrease)	(3,382)	28,721

Low Duration
Units issued	4,110	6,972
Units redeemed	(5,416)	(8,250)
Net increase(decrease)	(1,306)	(1,278)

FS-106

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
Pimco, continued:
Commodity Inst
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Real Return
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Short Term
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

DFA:
Bond
Units issued	9,258	63,822
Units redeemed	(23,455)	(59,351)
Net increase(decrease)	(14,197)	4,471

Small
Units issued	20,131	25,585
Units redeemed	(22,387)	(36,239)
Net increase(decrease)	(2,256)	(10,654)

Value
Units issued	110,234	86,474
Units redeemed	(117,204)	(77,100)
Net increase(decrease)	(6,970)	9,374

Fixed
Units issued	137,910	226,130
Units redeemed	(51,294)	(258,235)
Net increase(decrease)	86,616	(32,105)

Large
Units issued	28,250	11,736
Units redeemed	(28,915)	(17,165)
Net increase(decrease)	(665)	(5,429)

FS-107

6. CHANGES IN UNITS OUTSTANDING, continued

	2023	2022
DFA, continued:
Targeted
Units issued	9,879	45,633
Units redeemed	(16,168)	(49,633)
Net increase(decrease)	(6,289)	(4,000)

Global
Units issued	2,178	2,166
Units redeemed	(1,233)	(132)
Net increase(decrease)	945	2,034

Equity
Units issued	21,533	26,720
Units redeemed	(14,330)	(11,009)
Net increase(decrease)	7,203	15,711

Columbia:
Small
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Putnam:
International
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-108

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2023 AND 2022 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2023

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2023

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2023 and 2022, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements - statutory basis (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2023, are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to

2

the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 22, 2024

3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2023	2022
Bonds	$ 11,364,738	$ 11,039,681
Preferred stocks	5,426	13,583
Common stocks	505,230	513,568
Mortgage loans	2,197,964	2,272,619
Real estate:
Properties occupied by the company	37,427	34,509
Properties held for the production of income	4,666	4,739
Properties held for sale	—	672
Cash, cash equivalents, and short-term investments	156,881	42,135
Loans on insurance contracts	734,995	614,038
Other investments	1,279,668	999,463
Total Cash and Invested Assets	16,286,995	15,535,007

Investment income due and accrued	133,078	119,326
Deferred and uncollected premiums	116,737	117,912
Net deferred income tax asset	116,402	96,762
Funds held under coinsurance - affiliate	37,096	38,068
Other admitted assets	147,578	133,570
Separate account assets	10,379,450	9,286,022
Total Admitted Assets	$ 27,217,336	$ 25,326,667

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 12,544,439	$ 11,903,359
Deposit-type funds	1,170,436	1,170,856
Reserves for unpaid claims	141,720	157,230
Dividends payable to policyholders	25,603	23,805
Interest maintenance reserve	55,841	67,691
Accrued commissions, expenses and insurance taxes	145,356	129,043
Federal income taxes payable	28,255	6,243
Asset valuation reserve	336,910	264,477
Other liabilities	464,163	418,377
Separate account liabilities	10,379,450	9,286,022
Total Liabilities	25,292,173	23,427,103

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,976	49,967
Unassigned surplus	1,441,238	1,415,648
Total Capital and Surplus	1,925,163	1,899,564
Total Liabilities, Capital and Surplus	$ 27,217,336	$ 25,326,667

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
Premiums and Other Revenue
Premiums, net	$ 3,779,855	$ 3,552,816	$ 3,653,978
Net investment income	622,185	513,947	614,996
Commissions and expense allowances on reinsurance ceded	33,566	30,695	28,594
Modco reinsurance adjustment – affiliate	11,843	(38,186)	1,003
Income from fees associated with separate accounts	63,552	65,818	77,749
Miscellaneous income	62,673	47,868	38,397
Total Premiums and Other Revenue	4,573,674	4,172,958	4,414,717

Expenses
Benefits to policyholders	3,358,782	3,054,105	3,399,801
Change in reserves for life, accident and health policies	636,666	513,353	533,841
Commissions	318,711	283,469	278,055
General insurance expenses	589,251	523,108	490,947
Taxes, licenses and fees	59,330	56,276	52,415
Net transfers from separate accounts	(487,201)	(363,372)	(471,335)
Total Expenses	4,475,539	4,066,939	4,283,724

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	98,135	106,019	130,993
Dividends to policyholders	25,630	22,473	24,449
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	72,505	83,546	106,544
Federal income tax expense (benefit)	31,114	(143)	17,359
Gain from Operations before Net Realized Capital Gains	41,391	83,689	89,185
Net realized capital gains, net of taxes	32,387	18,027	7,046
Net Income	73,778	101,716	96,231

Surplus notes
Surplus notes amortization	9	9	9
Unassigned surplus
Change in unrealized gains (losses), net of tax	50,539	(134,296)	147,922
Change in net deferred income taxes	65,216	11,944	17,156
Change in nonadmitted assets	(50,383)	(57,361)	10,189
Change in asset valuation reserve	(72,433)	30,678	(43,318)
Change in liability for reinsurance in unauthorized companies	—	12	(12)
Change in unrecognized actuarial losses on pension, net of tax	(250)	4,730	1,234
Amortization of reinsurance gain, net of tax	(3,954)	(3,377)	(2,832)
Dissolution of subsidiary	(95,745)	(31,756)	—
Cumulative effect of change in accounting principle	58,822	—	—
Net Change in Capital and Surplus	25,599	(77,701)	226,579

Capital and Surplus at the Beginning of the Year	1,899,564	1,977,265	1,750,686
Capital and Surplus at the End of Year	$ 1,925,163	$ 1,899,564	$ 1,977,265

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2023	2022	2021
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,783,194	$ 3,507,642	$ 3,659,508
Net investment income received	620,675	525,537	618,329
Miscellaneous income	160,206	145,009	144,399
Benefits paid to policyholders	(3,377,550)	(3,025,211)	(3,353,557)
Net transfers from separate accounts	490,322	362,578	491,649
Commissions, expenses and taxes paid	(945,340)	(896,024)	(814,118)
Dividends paid to policyholders	(23,832)	(24,820)	(27,895)
Federal income taxes received (paid)	(17,142)	1,865	(5,845)
Net Cash from Operating Activities	690,533	596,576	712,470

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,300,512	1,727,175	2,189,136
Cost of investments acquired	(1,605,951)	(2,681,198)	(3,076,389)
Net change in loans on insurance contracts	(118,593)	(75,171)	(6,821)
Net Cash from Investing Activities	(424,032)	(1,029,194)	(894,074)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(417)	180,346	(9,759)
Proceeds from borrowings	167,500	95,000	—
Redemptions of borrowings	(262,500)	—	—
Other miscellaneous, net	(56,338)	12,833	7,098
Net Cash from Financing and Miscellaneous Activities	(151,755)	288,179	(2,661)

Net Change in Cash, Cash Equivalents and Short-Term Investments	114,746	(144,439)	(184,265)

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	42,135	186,574	370,839

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 156,881	$ 42,135	$ 186,574

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$ —	$ —	$ 155
Recognized commitments for low income housing investments	18,069	15,000	—
Exchanges of bonds and stocks	16,375	35,502	16,918
Net assets (liabilities) acquired from dissolution of subsidiary	(3,296)	375	—
Disposal of investment from dissolution of subsidiary	(92,609)	(95)	—

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2023, 2022 and 2021

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor. Effective October 31, 2022, BlueStar Retirement Services, Inc. (BlueStar) was liquidated with net assets distributed to Ameritas Life. Effective October 1, 2023, Select Benefits Group, LLC (Dental Select) was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income. Redeemable preferred stock would be carried at fair value with changes in unrealized gains and losses recognized in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted cash flows through an allowance, with the remaining unrealized loss, if applicable, recognized in other comprehensive income. Changes in the allowance for credit-related impairment are recorded through income.

Investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transactions under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a nonadmitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $93,405 and $115,309 at December 31, 2023 and 2022, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $518 and $11,388 during the years ended December 31, 2024 and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the amount of borrowing over the carrying value of real estate property was $2,789 and $4,496, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2023	2022
AIC	$ 12,018	$ 11,351
VCA [1]	476	443
AAS [1]	266	758
Dental Select	—	64,535
Total	$ 12,760	$ 77,087

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,256 and $1,633, and $1,265 were recorded as realized losses during 2023, 2022, and 2021, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2023 and 2022 was $1,094 and $28,994, respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $26,657 and $26,562, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchased and sold interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. These swaps were closed in 2021. The total variation margin on open swaps was reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps was reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2025. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 20, 2024. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2023 and 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the fair value of the net call options of $164,907 and $54,710 at December 31, 2023 and 2022, respectively. The Company is not required to post collateral to counterparty banks for bilateral options due to the nature of positions taken. For listed contracts, the Company may be required to post collateral with the clearing (prime) broker depending on the positions taken. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2023 and 2022 was $0 and $3,904, respectively. The notional amount of the options at December 31, 2023 and 2022 was $1,708,473 and $1,162,631, respectively.

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2023, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	$ 3,070,551	$ 2,326,454	$ 232,186	$ 70,244
OTC index call option contracts written	(1,352,371)	(1,173,605)	(123,527)	(33,324)
Exchange traded index call option contracts owned	1,157,176	1,144,236	167,068	52,356
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	—	56,300	—	4,484
Total asset derivatives	$ 2,875,356	$ 2,353,385	$ 275,727	$ 93,760

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2023	2022	2023	2022
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,166,883	$ 1,134,454	$ 110,820	$ 34,566
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross liability	158,753	—	1,651	—
Total liability derivatives	$ 1,325,636	$ 1,134,454	$ 112,471	$ 34,566

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Amount Recognized
	2023	2022	2021
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ (15,207)	$ (25,586)	$ 34,925
Exchange traded index call option contracts - closed	6,913	(20,651)	33,671
Equity put option contracts - closed	(16)	784	(1,584)
Futures contracts - closed	(36,224)	(41,108)	(30,960)
Interest rate swap contracts - closed	—	—	(22,723)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	1,172	—	—
Foreign currency swaps - open	—	938	298
Total recognized in net investment income	$ (43,362)	$ (85,623)	$ 13,627
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 37,212	$ (40,835)	$ (9,980)
Exchange traded index call option contracts - open	30,723	(29,296)	(4,323)
Futures contracts - open	8,028	3,886	(1,185)
Interest rate swap contracts - open	—	—	11,668
Foreign currency swaps - open	—	—	50
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	2,832	4,880	898
Total recognized in change in unrealized gains (losses)	$ 78,795	$ (61,365)	$ (2,872)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is nonadmitted. There were no accrued interest amounts excluded from unassigned surplus at December 31, 2023 and 2022.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, loans on insurance contracts, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $231,533 and $181,150 at December 31, 2023 and 2022, respectively.

Furniture and Equipment

Electronic data processing (EDP) equipment at cost of $12,117 and $10,793 and operating software at cost of $994 and $5,625 are carried at cost less accumulated depreciation at December 31, 2023 and 2022, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $10,678 and $13,920, was $2,433 and $2,498, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2023 and 2022. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $8,098, $5,379 and $5,218 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

17

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $12,296,748 or 10.5% and $11,278,165 or 10.3% of the individual life policies in force as of December 31, 2023 and 2022, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,711, $9,977 and $9,487 for 2023, 2022 and 2021, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes

The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued or paid until written approval from the Department has been received.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

18

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2023 and 2022.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. This examination has reached the IRS Appeals process and any potential tax changes required are not expected to be material. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues (such as the COVID-19 pandemic). Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

In August 2023, the NAIC issued Interpretation 23-01 which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. The guidance was effective immediately and will be automatically nullified on January 1, 2026. There was no impact in 2023 to the Company from the adoption of this guidance.

In August 2023, the NAIC issued Statement of Statutory Accounting Principles (SSAP) No. 26R - Bonds and SSAP No. 43R - Asset-Backed Securities which prescribe a principles-based definition for identifying whether security structures should be reported as long-term bonds. The amended guidance provides criteria for distinguishing bonds from other types of investments. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

In December 2023, the NAIC issued SSAP No. 2R - Cash, Cash Equivalents, Drafts, and Short-Term Investments to further restrict the investments that are permitted for cash equivalent or short-term reporting. The guidance is effective on January 1, 2025. The Company is currently evaluating the impact of this guidance on its financial position and results of operations.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023. There was no impact to prior period Capital and Surplus.

19

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Dental Select was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

Effective October 31, 2022, BlueStar was merged into the Company with its net assets of $375 distributed to the Company. The Company recognized a realized gain of $279 and an unrealized loss of $31,756 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction. The unrealized loss represented the write-off of embedded goodwill.

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 90,094	$ 77	$ (11,261)	$ 78,910
All other governments	24,629	725	(295)	25,059
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	175,210	10	(15,950)	159,270
Hybrid securities	5,137	—	(997)	4,140
Industrial and miscellaneous (unaffiliated)	11,068,016	119,797	(943,336)	10,244,477
Total bonds	$ 11,363,086	$ 120,609	$ (971,839)	$ 10,511,856

December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 107,791	$ 78	$ (12,551)	$ 95,318
All other governments	2,057	—	(106)	1,951
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	202,913	7	(18,350)	184,570
Hybrid securities	5,137	—	(1,083)	4,054
Industrial and miscellaneous (unaffiliated)	10,726,302	29,632	(1,267,076)	9,488,858
Total bonds	$ 11,044,200	$ 29,717	$ (1,299,166)	$ 9,774,751

At December 31, 2023, the amortized cost of bonds was increased by $1,652 and was reduced by $4,519 at December 31, 2022 as a result of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $11,364,738 and $11,039,681, respectively.

20

NOTE 3 - INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds at December 31, 2023 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 225,234	$ 223,383
Due after one year through five years	1,653,198	1,610,811
Due after five years through ten years	2,802,135	2,644,081
Due after ten years	6,522,531	5,885,569
Bonds with multiple repayment dates	159,988	148,012
Total bonds	$ 11,363,086	$ 10,511,856

Proceeds from the sales of bonds were $308,442, $588,433, and $297,045 for the years ended December 31, 2023, 2022 and 2021, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2023	2022	2021
Bonds:
Gross realized capital gains on sales	$ 7,070	$ 12,908	$ 10,740
Gross realized capital losses on sales	(9,335)	(4,606)	(1,350)
Net realized capital gains (losses) on sales	(2,265)	8,302	9,390
Other, including impairments and net gain on dispositions other than sales	(5,148)	(641)	198
Total bonds	(7,413)	7,661	9,588
Preferred stocks	(618)	—	2,050
Common stocks	33,983	3,221	361
Mortgage loans	(2,040)	110	424
Real estate	2,285	55	4,501
Other investments	12,092	20,424	9,696
Realized capital gains before federal income taxes and transfer to IMR	38,289	31,471	26,620
Realized capital gains (losses) transferred to IMR	(2,708)	8,726	12,980
Federal income tax expense	8,610	4,718	6,594
Net realized capital gains	$ 32,387	$ 18,027	$ 7,046

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $842,353 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $25,360 and $29,714 in stock was owned at December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

21

NOTE 3 - INVESTMENTS, (continued)

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2023	2022
Membership stock - class A	$ 326	$ 304
Membership stock - class B	24,339	27,816
Excess stock	695	1,594
Aggregate total	$ 25,360	$ 29,714
Actual or estimated borrowing capacity as determined by the insurer	$ 842,353	$ 896,068

As of December 31, 2023 and 2022, the Company had $700,000 of funding agreements outstanding with the FHLB. There are $1,307,617 and $1,352,091 of bonds and mortgage loans pledged as collateral at December 31, 2023 and 2022, respectively. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves of $702,943 and $700,967 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,189,376	$ 1,205,998
Carrying value	1,307,617	1,352,091
Aggregate total borrowing - funding agreements	700,000	700,000
Aggregate total borrowing - lines of credit	—	95,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2023	2022
Fair value	$ 1,214,466	$ 1,303,738
Carrying value	1,354,135	1,352,091
Amount borrowed at time of maximum collateral - funding agreements	700,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	117,500	95,000

There are prepayment penalties on the Company's funding agreements.

22

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2023
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 25,360	$ 29,714	$ (4,354)	$ —	$ 25,360	0.092%	0.093%
Bonds on deposit with states	145,050	145,434	(384)	—	145,050	0.528%	0.533%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,307,617	1,352,091	(44,474)	—	1,307,617	4.764%	4.804%
Pledged as collateral not
captured in other categories:
Derivatives	26,657	30,466	(3,809)	—	26,657	0.097%	0.098%
Other restricted assets:
Policy Loans reinsurance
assumed	109,179	114,674	(5,495)	—	109,179	0.398%	0.401%
Bonds and short-term
investments from
reinsurance assumed *	937,979	977,515	(39,536)	—	937,979	3.417%	3.446%
Total restricted assets	$ 2,551,842	$ 2,649,894	$ (98,052)	$ —	$ 2,551,842	9.296%	9.375%

December 31, 2022
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$ 29,714	$ 14,841	$ 14,873	$ —	$ 29,714	0.116%	0.117%
Bonds on deposit with states	145,434	134,407	11,027	—	145,434	0.570%	0.574%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,352,091	1,270,608	81,483	—	1,352,091	5.301%	5.339%
Pledged as collateral not
captured in other categories:
Derivatives	30,466	33,998	(3,532)	—	30,466	0.119%	0.120%
Other restricted assets:
Policy Loans reinsurance
assumed	114,674	117,034	(2,360)	—	114,674	0.450%	0.453%
Bonds and short-term
investments from
reinsurance assumed *	977,515	1,104,770	(127,255)	—	977,515	3.832%	3.860%
Total restricted assets	$ 2,649,894	$ 2,675,658	$ (25,764)	$ —	$ 2,649,894	10.388%	10.463%

* Includes investment income due and accrued

23

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 9,760	$ (477)	$ 69,104	$ (10,784)	$ 78,864	$ (11,261)
All other governments	18,886	(211)	1,913	(84)	20,799	(295)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	14,121	(645)	145,149	(15,305)	159,270	(15,950)
Hybrid securities	2,002	(493)	2,138	(504)	4,140	(997)
Industrial and miscellaneous (unaffiliated)	3,006,036	(112,607)	6,556,903	(830,729)	9,562,939	(943,336)
Total bonds	3,050,805	(114,433)	6,775,207	(857,406)	9,826,012	(971,839)
Preferred stocks	1,457	—	3,308	(450)	4,765	(450)
Common stocks	165,162	(1,021)	33,929	(2,135)	199,091	(3,156)
Total	$ 3,217,424	$ (115,454)	$ 6,812,444	$ (859,991)	$ 10,029,868	$ (975,445)

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 61,025	$ (3,086)	$ 34,111	$ (9,465)	$ 95,136	$ (12,551)
All other governments	1,950	(106)	—	—	1,950	(106)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	149,055	(9,310)	35,372	(9,040)	184,427	(18,350)
Hybrid securities	—	—	4,055	(1,083)	4,055	(1,083)
Industrial and miscellaneous (unaffiliated)	5,704,567	(524,996)	3,118,809	(742,080)	8,823,376	(1,267,076)
Total bonds	5,916,597	(537,498)	3,192,347	(761,668)	9,108,944	(1,299,166)
Preferred stocks	4,486	(415)	7,866	(773)	12,352	(1,188)
Common stocks	170,215	(3,811)	26,802	(3,574)	197,017	(7,385)
Total	$ 6,091,298	$ (541,724)	$ 3,227,015	$ (766,015)	$ 9,318,313	$ (1,307,739)

The unrealized losses related to bonds in 2023 and 2022 reported above were partially due to liquidity and market-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines were temporary in nature.

24

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2023, 2022 and 2021.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2023 and 2022, bonds at book/adjusted carrying value totaling $468,893 and $495,262, respectively, (4.2% and 4.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2023, 2022 and 2021, the Company recorded realized losses for other-than-temporary impairments on bonds of $5,122, $1,841 and $1,556, respectively. There were no loan-backed and structured security investments with recognized other-than-temporary impairments in 2023.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2023
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 118,063	$ 116,133	$ (1,930)	$ 2,082,070	$ 1,924,754	$ (157,316)

December 31, 2022
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$ 1,912,652	$ 1,770,507	$ (142,145)	$ 620,400	$ 536,410	$ (83,990)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2023	2022
DSCR distribution
Below 1.0	$ 76,167	$ 55,620
1.0 - 1.2	178,633	215,154
1.2 - 1.5	371,247	430,061
Greater than 1.5	1,559,250	1,518,463
Total	$ 2,185,297	$ 2,219,298

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

25

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2023	2022
Loan to value
Below 60%	$ 10,558	$ 11,990
60-75%	2,109	2,441
Above 75%	—	999
Total	$ 12,667	$ 15,430

The Company sold the residential loan portfolio during 2023. The loss on the sale was not material.

An aging analysis of the commercial loans held by the Company is summarized as follows:

December 31
	2023	2022
Recorded investment (all)
Current	$ 2,197,964	$ 2,234,728
30-59 days past due	—	—
60-89 days past due	—	—
90-179 days past due	—	—
180+ days past due	—	—
Accruing Interest 180+ Days Past Due
Recorded investment	—	—
Interest accrued	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	568	1,287

At December 31, 2023, the average size of an individual commercial mortgage loan was $2,033. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. Due and accrued interest income deemed collectible on impaired loans over 180 days past due is nonadmitted. As of December 31, 2023, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.99% and 4.50% for commercial mortgage loans.

In 2023 and 2022, the Company had 44 and 81, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.99% and 7.50%, respectively, and 4.50% and 2.85%, respectively, totaling $158,851 and $341,346, respectively. Commercial mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2023, 2022 and 2021. The Company had no investment in impaired loans with credit losses as of December 31, 2023 and 2022. There were no mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

26

NOTE 3 - INVESTMENTS, (continued)

Real Estate

There were 2 commercial real estate sales with total gain recognized of $2,285 for the year ended December 31, 2023. There was 1 residential real estate sale with total gain recognized of $55 for the year ended December 31, 2022. The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

There were no residential real estate properties classified as held for sale for the year ended December 31, 2023. There were no commercial real estate properties classified as held for sale for the year ended December 31, 2023. One commercial real estate property with a recorded value of $672 was classified as held for sale for the year ended December 31, 2022. Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the years ended December 31, 2023 and 2022. Fair value for impaired commercial real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Low-Income Housing Tax Credit Investments

The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 17 years. During 2023 and 2022, the Company recognized $10,474 and $8,309, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $77,319 and $68,042 and in other liabilities was $34,500 and $31,918 for the years ended December 31, 2023 and 2022, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $16,789, $10,778, $4,349, $746, and $132, in 2024, 2025, 2026, 2027, and 2028, respectively, and $1,706 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2023 and 2022. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2023 and 2022.

Offsetting and Netting of Assets and Liabilities

Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2023			December 31, 2022
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 232,186	$ 123,527	$ 108,659	$ 70,244	$ 33,324	$ 36,920
Derivatives - foreign
currency swaps	2,961	2,961	—	5,805	1,321	4,484

Liabilities:
Derivatives - call options	$ 123,527	$ 123,527	$ —	$ 33,324	$ 33,324	$ —
Derivatives - foreign
currency swaps	4,612	2,961	1,651	1,321	1,321	—

27

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2023	2022	2021
Income:
Bonds	$ 499,408	$ 419,734	$ 400,928
Preferred stocks	490	586	528
Common stocks	8,382	7,427	7,905
Mortgage loans	98,441	104,071	107,955
Real estate[1]	14,261	14,515	15,187
Loans on insurance contracts	33,583	28,034	30,169
Short-term investments	3,385	763	73
Derivatives	(43,362)	(85,623)	13,627
Other investments	50,021	64,070	84,268
Amortization of interest maintenance reserve	9,711	9,977	9,487
Gross investment income	674,320	563,554	670,127
Total investment expenses	52,135	49,607	55,131
Net investment income	$ 622,185	$ 513,947	$ 614,996

1Includes amounts for the occupancy of company-owned property of $8,302, $8,541 and $8,541 in 2023, 2022, and 2021, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2023 and 2022, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 9 and 32, respectively. The aggregate amount of investment income generated as a result of prepayment penalties and/or acceleration fees collected from called securities was $721 and $2,704, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

28

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 116	$ —	$ 116
Total bonds	—	—	116	—	116
Common stock
Industrial and miscellaneous (unaffiliated)	385,715	—	—	—	385,715
Total common stocks	385,715	—	—	—	385,715
Other investments	12,590	—	—	—	12,590
Derivative assets
Exchange traded index call options	167,068	—	—	—	167,068
Over the counter index call options	—	108,659	—	—	108,659
Foreign currency swaps	—	—	—	—	—
Total other investments	179,658	108,659	—	—	288,317
Separate account assets	—	—	—	10,379,450	10,379,450
Total assets at fair value/net asset value	$ 565,373	$ 108,659	$ 116	$ 10,379,450	$ 11,053,598

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 110,820	$ —	$ —	$ —	$ 110,820
Foreign currency swaps	—	1,651	—	—	1,651
Total liabilities at fair value	$ 110,820	$ 1,651	$ —	$ —	$ 112,471

29

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2022
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$ —	$ —	$ 3	$ —	$ 3
Total bonds	—	—	3	—	3
Common stock
Industrial and miscellaneous (unaffiliated)	368,545	—	—	—	368,545
Total common stocks	368,545	—	—	—	368,545
Other investments	11,373	—	—	—	11,373
Derivative assets
Exchange traded index call options	52,356	—	—	—	52,356
Over the counter index call options	—	36,920	—	—	36,920
Foreign currency swaps	—	4,484	—	—	4,484
Total other investments	63,729	41,404	—	—	105,133
Separate account assets	—	—	—	9,286,022	9,286,022
Total assets at fair value/net asset value	$ 432,274	$ 41,404	$ 3	$ 9,286,022	$ 9,759,703

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$ 34,566	$ —	$ —	$ —	$ 34,566
Total liabilities at fair value	$ 34,566	$ —	$ —	$ —	$ 34,566

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets

The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2023 and 2022. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

30

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers into or out of Level 3 during the years ended December 31, 2023 and 2022.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2023
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 10,511,856	$ 11,364,738	$ —	$ 6,799,237	$ 3,712,619	$ —
Preferred stocks	5,348	5,426	—	5,348	—	—
Common stocks	411,825	411,825	385,715	25,360	750	—
Mortgage loans	2,036,216	2,197,964	—	—	2,036,216	—
Cash, cash equivalents and short-term
investments	156,881	156,881	156,881	—	—	—
Loans on insurance contracts	638,489	734,995	—	—	638,489	—
Other investments	463,757	450,525	190,545	187,037	86,175	—
Investment income due and accrued	133,078	133,078	133,078	—	—	—
Separate account assets	—	10,379,450	—	—	—	10,379,450
Total financial assets	$ 14,357,450	$ 25,834,882	$ 866,219	$ 7,016,982	$ 6,474,249	$ 10,379,450

Liabilities:
Deposit-type funds	$ 1,167,885	$ 1,170,436	$ —	$ —	$ 1,167,885	$ —
Borrowings	2,853	2,853	—	—	2,853	—
Derivative liabilities	112,471	112,471	110,820	1,651	—	—
Separate account liabilities	—	10,379,450	—	—	—	10,379,450
Total financial liabilities	$ 1,283,209	$ 11,665,210	$ 110,820	$ 1,651	$ 1,170,738	$ 10,379,450

31

NOTE 3 - INVESTMENTS, (continued)

December 31, 2022
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 9,774,751	$ 11,039,681	$ —	$ 6,438,160	$ 3,336,591	$ —
Preferred stocks	12,946	13,583	—	12,946	—	—
Common stocks	398,259	398,259	368,545	29,714	—	—
Mortgage loans	2,062,363	2,272,619	—	—	2,062,363	—
Cash, cash equivalents and short-term
investments	42,135	42,135	42,135	—	—	—
Loans on insurance contracts	576,187	614,038	—	—	576,187	—
Other investments	242,065	250,660	66,570	98,690	76,805	—
Investment income due and accrued	119,326	119,326	119,326	—	—	—
Separate account assets	—	9,286,022	—	—	—	9,286,022
Total financial assets	$ 13,228,032	$ 24,036,323	$ 596,576	$ 6,579,510	$ 6,051,946	$ 9,286,022

Liabilities:
Deposit-type funds	$ 1,167,355	$ 1,170,856	$ —	$ —	$ 1,167,355	$ —
Borrowings	99,340	99,562	—	—	99,340	—
Derivative liabilities	34,566	34,566	34,566	—	—	—
Separate account liabilities	—	9,286,022	—	—	—	9,286,022
Total financial liabilities	$ 1,301,261	$ 10,591,006	$ 34,566	$ —	$ 1,266,695	$ 9,286,022

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

32

NOTE 3 - INVESTMENTS, (continued)

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

33

NOTE 4 - INCOME TAXES, (continued)

The components of the net deferred tax asset/(liability) as of December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 315,616	$ 4,065	$ 319,681
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	315,616	4,065	319,681
Deferred tax assets nonadmitted	89,124	—	89,124
Subtotal net admitted deferred tax assets	226,492	4,065	230,557
Deferred tax liabilities	38,567	75,588	114,155
Net admitted deferred tax assets/(liability)	$ 187,925	$ (71,523)	$ 116,402

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2023 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 116,402	$ —	$ 116,402
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,949
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 110,090	$ 4,065	$ 114,155
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 226,492	$ 4,065	$ 230,557

The components of the net deferred tax asset/(liability) as of December 31, 2022 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 270,909	$ 2,554	$ 273,463
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	270,909	2,554	273,463
Deferred tax assets nonadmitted	81,820	—	81,820
Subtotal net admitted deferred tax assets	189,089	2,554	191,643
Deferred tax liabilities	39,067	55,814	94,881
Net admitted deferred tax assets/(net deferred tax liability)	$ 150,022	$ (53,260)	$ 96,762

34

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2022 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 96,762	$ —	$ 96,762
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 270,046
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 92,327	$ 2,554	$ 94,881
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 189,089	$ 2,554	$ 191,643

The changes in the components of the net deferred tax asset/(liability) from December 31, 2022 to December 31, 2023 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 44,707	$ 1,511	$ 46,218
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	44,707	1,511	46,218
Deferred tax assets nonadmitted	7,304	—	7,304
Subtotal net admitted deferred tax assets	37,403	1,511	38,914
Deferred tax liabilities	(500)	19,774	19,274
Net admitted deferred tax assets/(net deferred tax liability)	$ 37,903	$ (18,263)	$ 19,640

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$ —	$ —	$ —
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	19,640	—	19,640
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	19,640	—	19,640
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	903
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	17,763	1,511	19,274
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 37,403	$ 1,511	$ 38,914

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

35

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2023	2022
Ratio percentage used to determine recovery period and
threshold limitation above	916%	900%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 1,806,328	$ 1,800,304

There were no tax planning strategies utilized as of December 31, 2023 or 2022.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2023	2022	2021
Federal	$ 31,114	$ (143)	$ 17,359
Federal income tax on net capital gains	8,041	6,550	9,319
Federal income tax incurred	$ 39,155	$ 6,407	$ 26,678

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 165	$ 158	$ 172	$ 7	$ (14)
Unearned premium reserve	505	518	515	(13)	3
Policyholder reserves	111,591	100,279	93,859	11,312	6,420
Investments	7,877	10,596	10,124	(2,719)	472
Deferred acquisition costs	88,273	82,402	75,319	5,871	7,083
Policyholder dividends accrual	1,632	1,154	1,328	478	(174)
Fixed assets	11,241	6	1	11,235	5
Compensation and benefits accrual	25,789	25,224	30,390	565	(5,166)
Receivables - nonadmitted	29,906	20,859	16,556	9,047	4,303
Net operating loss carry-forward	225	242	260	(17)	(18)
Intangible Amortization	28,309	15,446	10,159	12,863	5,287
Other (including items <5% of total
ordinary tax assets)	10,103	14,025	9,948	(3,922)	4,077
Subtotal	315,616	270,909	248,631	44,707	22,278
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted deferred tax assets	89,124	81,820	44,951	7,304	36,869
Admitted ordinary deferred tax assets	$ 226,492	$ 189,089	$ 203,680	$ 37,403	$ (14,591)

36

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2023	2022	2021	from 2022	from 2021
Capital
Investments	$ 1,272	$ 452	$ 476	$ 820	$ (24)
Real Estate	2,793	1,994	2,102	799	(108)
Other (including items <5% of total
ordinary tax assets)	—	108	283	(108)	(175)
Subtotal	4,065	2,554	2,861	1,511	(307)
Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted	—	—	—	—	—
Admitted capital deferred tax assets	4,065	2,554	2,861	1,511	(307)
Admitted deferred tax assets	$ 230,557	$ 191,643	$ 206,541	$ 38,914	$ (14,898)

Deferred tax liabilities:
Ordinary
Investments	$ 3,171	$ 2,432	$ 1,617	$ 739	$ 815
Fixed assets	2,042	2,285	2,486	(243)	(201)
Deferred and uncollected premium	17,372	17,433	17,778	(61)	(345)
Policyholder reserves	6,588	10,254	13,452	(3,666)	(3,198)
Unearned commissions	9,251	6,520	6,204	2,731	316
Other (including items <5% of total
ordinary tax liabilities)	143	143	143	—	—
Subtotal	38,567	39,067	41,680	(500)	(2,613)

Capital
Investments	$ 74,312	$ 55,091	$ 75,747	$ 19,221	$ (20,656)
Real estate	1,276	723	770	553	(47)
Subtotal	$ 75,588	$ 55,814	$ 76,517	$ 19,774	$ (20,703)

Deferred tax liabilities	$ 114,155	$ 94,881	$ 118,197	$ 19,274	$ (23,316)

Net deferred tax assets	$ 116,402	$ 96,762	$ 88,344	$ 19,640	$ 8,418

The change in the net admitted deferred tax assets was $19,640, $8,418 and $5,732 for the years ended December 31, 2023, 2022 and 2021, respectively. The change in nonadmitted deferred tax assets of $7,304, $36,869 and $(19,641) was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2023, 2022 and 2021, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

37

NOTE 4 - INCOME TAXES, (continued)

	2022	2021	Change
Total gross deferred tax assets	$ 273,463	$ 251,492	$ 21,971
Total deferred tax liabilities	94,881	118,197	(23,316)
Net deferred tax asset	$ 178,582	$ 133,295	45,287
Tax effect of change in unrealized losses and pension liability			(33,343)
Change in net deferred income tax			$ 11,944

	2021	2020	Change
Total gross deferred tax assets	$ 251,492	$ 238,158	$ 13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$ 133,295	$ 147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$ 17,156

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Net gain from operations before income taxes	$ 72,505	$ 83,546	$ 106,544
Net realized capital gains before income taxes	38,289	31,471	26,620
Deferred reinsurance loss, net	(3,954)	(3,377)	(2,832)
Change in pension liability	—	—	117
Change in unauthorized reinsurance	—	12	(12)
Total pre-tax statutory income	106,840	111,652	130,437
Change in nonadmitted assets	(43,079)	(20,491)	(9,453)
IMR amortization	(9,711)	(9,977)	(9,487)
Tax-exempt income	(22,687)	(25,308)	(28,681)
Adjustment to prior year deferreds	3,083	—	—
Dissolution of subsidiary	(92,822)	(35,134)	—
Non-deductible expense	4,884	3,001	2,730
Other	(408)	4,006	1,202
Subtotal	(53,900)	27,749	86,748
Statutory tax rate	0.21	0.21	0.21
Subtotal	(11,319)	5,827	18,217
Adjustment to prior year deferred income tax	(2,923)	—	—
Tax credits	(11,819)	(11,364)	(8,695)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

Federal and foreign income tax incurred	$ 39,155	$ 6,407	$ 26,678
Change in deferred income tax	(65,216)	(11,944)	(17,156)
Total statutory income taxes	$ (26,061)	$ (5,537)	$ 9,522

The Company has no foreign tax credit carryovers to subsequent years.

38

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2023, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 1,072	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $8,354, $15,512 and $31,452 for the tax years 2023, 2022 and 2021 respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2023.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024.

Ameritas-NY established a $50,000 unsecured line of credit with the Company on April 1, 2023, which is due to expire on March 31, 2024. The Company had no balances outstanding at any time during 2023.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,305, $22,281 and $26,047 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2023 and 2022, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis.

	2023	2022
Ameritas Holding Company	$ (5,247)	$ (18,898)
Ameritas Life Insurance Corp. of New York	2,927	3,033
Ameritas Investment Company, LLC	725	375
Ameritas Investment Partners, Inc.	2,012	55
Ameritas Advisory Services, LLC	491	446
Dental Select	—	2,369
Total	$ 908	$ (12,620)

39

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been decreases of $2,829 and $2,455 for the years ended December 31, 2023 and 2021, respectively, and an increase of $3,009 for the year ended December 31, 2022. The Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $20,712, $19,631 and $18,434 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2023	2022	2021
Benefit obligation at beginning of year	$ 34,365	$ 44,138	$ 49,302
Service cost	—	—	35
Interest cost	1,763	1,082	966
Actuarial loss	(84)	(6,145)	(1,458)
Benefits paid	(4,268)	(4,710)	(4,707)
Benefit obligation at end of year	$ 31,776	$ 34,365	$ 44,138

	Pension Benefits
	2023	2022	2021
Fair value of plan assets at beginning of year	$ —	$ —	$ —
Reporting entity contribution	4,268	4,710	4,707
Benefits paid	(4,268)	(4,710)	(4,707)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2023	2022	2021
Components:
Accrued benefit costs	$ 34,049	$ 36,953	$ 40,739
Liability (asset) for pension benefits	(2,273)	(2,588)	3,399
Assets and liabilities recognized:
Liabilities recognized	31,776	34,365	44,138
Unrecognized liabilities (assets)	(2,273)	(2,588)	3,399

40

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Service cost	$ —	$ —	$ 35
Interest cost	1,763	1,082	966
Amount of recognized (gains) losses	(399)	(158)	74
Total net periodic benefit cost	$ 1,364	$ 924	$ 1,075

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2023	2022	2021
Items not yet recognized as a component of net periodic cost - prior year	$ (2,588)	$ 3,399	$ 4,930
Net loss arising during the period	(84)	(6,145)	(1,457)
Net gain (loss) recognized	399	158	(74)
Items not yet recognized as a component of net
periodic cost - current year	$ (2,273)	$ (2,588)	$ 3,399

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2023	2022	2021
Net recognized gains (losses)	$ (2,273)	$ (2,588)	$ 3,399

The weighted-average assumptions are as follows:

	Pension Benefits
	2023	2022	2021
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.08%	2.14%	2.98%
Rate of compensation increase	NA	1.81%	1.79%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	5.43%	3.08%	2.14%
Rate of compensation increase	NA	N/A	1.81%

Future expected pension benefit payments are as follows:

Year	Amount
2024	$ 3,781
2025	$ 3,672
2026	$ 3,561
2027	$ 3,449
2028	$ 3,335
2029-2033	$ 14,912

41

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2023	2022
Accumulated benefit obligation	$ 31,776	$ 34,365
Projected benefit obligation (PBO)	$ 31,776	$ 34,365
Funded status (PBO - Plan assets)	$ 31,776	$ 34,365

Unrecognized items:
Unrecognized gains, net of tax	$ (1,795)	$ (2,045)
Total unrecognized items, net of tax	$ (1,795)	$ (2,045)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. There were no expenses recognized for the Plan funding.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,281, $16,954 and $15,013 in 2023, 2022 and 2021, respectively.

The Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $192,266 in dividends in 2024, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2023, 2022 or 2021.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2023	2022	2021
Unrealized capital gains, net of taxes	$ 87,325	$ 36,786	$ 171,082
Nonadmitted asset values	(231,533)	(181,150)	(123,789)
Asset valuation reserve	(336,910)	(264,477)	(295,155)
42

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2023, 2022 and 2021 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,976 and $49,967 at December 31, 2023 and 2022, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2023 is $110,666. There has not been any principal paid during the life of the Notes as of December 31, 2023. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2023, the Company had outstanding agreements to fund mortgages totaling $69,764. In addition at December 31, 2023, the Company has committed to invest $336,101 in equity-type limited partnerships and $139,035 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2023 and 2022, the Company had FHLB lines of credit available up to $141,900 and $100,821, respectively. The Company had outstanding balances of $95,000 as of December 31, 2022, related to these lines of credit with no outstanding balances as of December 31, 2023.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2023, 2022 and 2021, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $4,540 and $3,519 at December 31, 2023 and 2022, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2023 and 2022, the Company had a related receivable of $3,514 and $2,591, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

43

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2023 and 2022 are as follows:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 4,179	$ 5,102
Decreases during the year
Premium tax offset applied	(425)	(1,062)
Charge off of estimated premium tax offset	—	(136)
	(425)	(1,198)
Increases during the year
Estimated premium tax offset	923	—
Assessments paid	167	275
	1,090	275
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 4,844	$ 4,179

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2023, the undiscounted and discounted guaranty fund assessments were $7,349 and $3,070, and the related undiscounted and discounted assets were $5,151 and $2,121. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. As of December 31, 2022, the undiscounted and discounted guaranty fund assessments were $7,325 and $3,047, and the related undiscounted and discounted assets were $5,147 and $2,117. The payables were from 50 jurisdictions for a range of 1-70 years with a weighted average number of years of 37, and the recoverables were from 44 jurisdictions for a range of 1-20 with a weighted average number of years of 6. The discount rate applied was 3.0% for December 31, 2023 and 2022.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2023 and 2022.

Uncollectibility of Assets

The Company had admitted assets of $19,380 and $14,217 at December 31, 2023 and 2022, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

44

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2023	2022	2021
Gross reimbursement for medical cost incurred	$ 212,227	$ 183,245	$ 180,138
Other income or expenses (including interest paid to or received from plans)	24,431	17,282	15,714
Gross expenses incurred (claims and administrative)	236,658	200,527	195,852

Net gain (loss) from operations	$ (106)	$ 3,587	$ 3,660

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,162, $3,229 and $3,166 in 2023, 2022 and 2021, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $17, $23, and $33 in 2023, 2022 and 2021, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2023:

Calendar Year	Amount
2024	$ 2,593
2025	1,984
2026	1,593
2027	1,288
2028	1,031
2029 and thereafter	450
Total	$ 8,939

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $342,707, $169,606 and $267,540 for the years ended December 31, 2023, 2022 and 2021, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $115,530 and $107,487 for the years ended December 31, 2023 and 2022, respectively, exceeded 5% of total capital and surplus. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $613,333, $422,300 and $504,670 for the years ended December 31, 2023, 2022 and 2021, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $135,269 and $136,104 and cash of $1,992 and $1,534 at December 31, 2023 and 2022, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

45

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2023 and through March 22, 2024, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

At December 31, 2022, the Company determined that certain balances related to a reinsurer under an order of rehabilitation would most likely be uncollectible, and as such had recorded a contingent liability of $12,043. Per a liquidation order effective September 30, 2023, the Company recaptured this previously ceded business. The impacts from the liquidation order resulted in the recording of a $5,217 recoverable at December 31, 2023 as an estimate of settlement from the reinsurer's estate. This recoverable consists of $4,341 for paid claims and $876 for waived and unearned premiums. Waived and unearned premiums are nonadmitted. Death benefits in the Summary of Operations were reduced by the amount of the recoverable for paid claims, and premiums and annuity considerations for life and accident and health contracts in the Summary of Operations were reduced by the amount of the recoverable for waived and unearned premiums.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2023	2022	2021
Assumed	$ 108,381	$ 107,822	$ 109,582
Ceded	(286,288)	(228,462)	(267,198)
Reinsurance premiums, net	$ (177,907)	$ (120,640)	$ (157,616)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2023, 2022 and 2021.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Amortization of $3,954 and $3,377, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2023 and 2022, respectively.

46

NOTE 14 - REINSURANCE , (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2023 and 2022, invested assets of $937,979 and $989,028, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 3.4% and 3.9% of the Company’s admitted assets at December 31, 2023 and 2022, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2023	2022	2021
Total reserve for unpaid claims at January 1	$ 356,953	$ 345,354	$ 316,765
Less reinsurance assumed	(16,244)	(18,121)	(18,267)
Plus reinsurance ceded	192,807	189,189	172,907
Direct balance	533,516	516,422	471,405

Incurred related to:
Current year	831,876	793,236	777,744
Prior year	(4,967)	(13,600)	2,986
Total incurred	826,909	779,636	780,730

Paid related to:
Current year	699,500	664,184	645,529
Prior year	101,997	98,358	90,184
Total paid	801,497	762,542	735,713

Direct balance	558,928	533,516	516,422
Plus reinsurance assumed	16,234	16,244	18,121
Less reinsurance ceded	(202,128)	(192,807)	(189,189)
Total reserve for unpaid claims at December 31	$ 373,034	$ 356,953	$ 345,354

As a result of (favorable)/unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses (decreased)/increased by $(4,967), $(13,600), and $2,986 for the years ended December 31, 2023, 2022, and 2021, respectively. During 2023 and 2022, incurred claims were negative for prior year primarily due to a favorable claim runout for group dental products. During 2021, unfavorable claim runout for disability products was partially offset by favorable claim runout for group dental products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2023.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2023	2022	2021
Paid assumed reinsurance claims	$ 80,811	$ 79,612	$ 81,375
Incurred assumed reinsurance claims	$ 80,801	$ 77,734	$ 81,229

Paid ceded reinsurance claims	$ 31,346	$ 31,761	$ 29,287
Incurred ceded reinsurance claims	$ 40,667	$ 35,379	$ 45,569

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

47

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2023 and 2022, respectively, the Company had $1,744,932 and $2,386,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $21,958 and $27,272 at December 31, 2023 and 2022, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	2,437,537	—	2,437,537	33.7%
At fair value	—	2,255,035	2,255,035	31.1%
Total with adjustment or at fair value	2,437,537	2,255,035	4,692,572	64.8%
At book value without adjustment
(minimal or no charge)	1,924,501	—	1,924,501	26.6%
Not subject to discretionary withdrawal	623,245	—	623,245	8.6%
Total gross	4,985,283	2,255,035	7,240,318	100.0%
Reinsurance ceded	469,981	—	469,981
Total individual annuity reserves	$ 4,515,302	$ 2,255,035	$ 6,770,337
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 315,273	$ —	$ 315,273

48

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2023
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 987,115	$ —	$ 987,115	12.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,648,256	6,648,256	85.5%
Total with adjustment or at fair value	987,115	6,648,256	7,635,371	98.2%
At book value without adjustment
(minimal or no charge)	110,711	—	110,711	1.4%
Not subject to discretionary withdrawal	32,461	—	32,461	0.4%
Total gross	1,130,287	6,648,256	7,778,543	100.0%
Reinsurance ceded	9,612	—	9,612
Total group annuity reserves	$ 1,120,675	$ 6,648,256	$ 7,768,931
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 230,518	$ —	$ 230,518	14.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	399,909	399,909	25.5%
Total with adjustment or at fair value	230,518	399,909	630,427	40.2%
At book value without adjustment
(minimal or no charge)	221,439	—	221,439	14.1%
Not subject to discretionary withdrawal	718,847	—	718,847	45.7%
Total gross	1,170,804	399,909	1,570,713	100.0%
Reinsurance ceded	368	—	368
Total deposit-type funds	$ 1,170,436	$ 399,909	$ 1,570,345
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,806,413	$ 9,303,200	$ 16,109,613

49

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	1,859,173	—	1,859,173	28.2%
At fair value	—	2,149,930	2,149,930	32.6%
Total with adjustment or at fair value	1,859,173	2,149,930	4,009,103	60.8%
At book value without adjustment
(minimal or no charge)	2,109,395	—	2,109,395	32.0%
Not subject to discretionary withdrawal	469,653	—	469,653	7.2%
Total gross	4,438,221	2,149,930	6,588,151	100.0%
Reinsurance ceded	356,957	—	356,957
Total individual annuity reserves	$ 4,081,264	$ 2,149,930	$ 6,231,194
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 188,797	$ —	$ 188,797

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,048,387	$ —	$ 1,048,387	14.9%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	5,825,347	5,825,347	82.8%
Total with adjustment or at fair value	1,048,387	5,825,347	6,873,734	97.7%
At book value without adjustment
(minimal or no charge)	123,819	—	123,819	1.8%
Not subject to discretionary withdrawal	34,966	—	34,966	0.5%
Total gross	1,207,172	5,825,347	7,032,519	100.0%
Reinsurance ceded	8,702	—	8,702
Total group annuity reserves	$ 1,198,470	$ 5,825,347	$ 7,023,817
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

50

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2022
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 215,985	$ —	$ 215,985	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	373,612	373,612	24.2%
Total with adjustment or at fair value	215,985	373,612	589,597	38.2%
At book value without adjustment
(minimal or no charge)	239,630	—	239,630	15.5%
Not subject to discretionary withdrawal	715,673	—	715,673	46.3%
Total gross	1,171,288	373,612	1,544,900	100.0%
Reinsurance ceded	432	—	432
Total deposit-type funds	$ 1,170,856	$ 373,612	$ 1,544,468
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 6,450,590	$ 8,348,889	$ 14,799,479

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 5,614,663	$ 5,257,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,314	22,035
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,170,436	1,170,856
	6,806,413	6,450,590
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,903,291	7,975,277
Exhibit 4, Line 9, Column 1	399,909	373,612
Total	$ 16,109,613	$ 14,799,479

51

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2023
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,037,751	$ 1,034,859	$ 1,041,312	$ —	$ —	$ —
Universal life with secondary guarantees	755,070	643,235	1,272,427	—	—	—
Indexed universal life	13,650	13,645	13,721	—	—	—
Indexed universal life with secondary guarantees	1,269,209	1,060,826	1,131,587	—	—	—
Other permanent cash value life insurance	—	1,710,788	2,828,791	—	—	—
Variable universal life	147,867	1,204,568	159,133	1,064,218	—	1,062,279
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,217	XXX	XXX	—
Accidental death benefits	XXX	XXX	315	XXX	XXX	—
Disability - active lives	XXX	XXX	32,603	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,217	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	22,383	XXX	XXX	—
Total gross	3,223,547	5,667,921	7,025,706	1,064,218	—	1,062,279
Reinsurance ceded	—	—	598,211	—	—	—
Total life reserves	$ 3,223,547	$ 5,667,921	$ 6,427,495	$ 1,064,218	$ —	$ 1,062,279

	2022
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 1,070,838	$ 1,070,386	$ 1,076,419	$ —	$ —	$ —
Universal life with secondary guarantees	753,257	631,387	1,232,632	—	—	—
Indexed universal life	13,971	13,964	14,091	—	—	—
Indexed universal life with secondary guarantees	1,091,925	900,498	960,006	—	—	—
Other permanent cash value life insurance	—	1,605,159	2,742,781	—	—	—
Variable universal life	146,649	1,060,788	157,522	922,149	—	919,743
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	505,067	XXX	XXX	—
Accidental death benefits	XXX	XXX	312	XXX	XXX	—
Disability - active lives	XXX	XXX	32,238	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,493	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	27,773	XXX	XXX	—
Total gross	3,076,640	5,282,182	6,773,334	922,149	—	919,743
Reinsurance ceded	—	—	614,353	—	—	—
Total life reserves	$ 3,076,640	$ 5,282,182	$ 6,158,981	$ 922,149	$ —	$ 919,743

52

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2023	2022
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,373,096	$ 6,100,454
Exhibit 5, Accidental Death Benefits Section, Total (net)	301	296
Exhibit 5, Disability - Active Lives Section, Total (net)	17,131	16,091
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,984	16,285
Exhibit 5, Miscellaneous Reserves Section, Total (net)	20,983	25,855
	6,427,495	6,158,981
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,062,279	919,743
	1,062,279	919,743
Total	$ 7,489,774	$ 7,078,724

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2023		2022
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 6,570	$ 24	$ 4,852	$ (118)
Ordinary renewal	47,932	56,700	47,139	59,327
Group life	1	1	1	1
Total	$ 54,503	$ 56,725	$ 51,992	$ 59,210

NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2023, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account. As of December 31, 2023 and 2022, the Company’s Separate Accounts included legally insulated assets of $10,379,450 and $9,286,022, respectively.

The Company does not engage in securities lending transactions within the separate account.

53

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2023	2022	2021
For the year ended December 31:
Premiums, considerations or deposits	$ 992,717	$ 1,071,230	$ 1,281,793
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 10,365,479	$ 9,268,632

Reserves subject to discretionary withdrawal:
At fair value	$ 10,365,479	$ 9,268,632
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 10,365,479	$ 9,268,632

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2023	2022	2021
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 957,081	$ 1,029,159	$ 1,228,829
Transfers from the separate accounts	(1,444,282)	(1,392,531)	(1,700,163)
Net transfers from the separate accounts	(487,201)	(363,372)	(471,334)
Reconciling adjustments:
Deposit-type contracts assumption reinsurance	—	—	(1)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (487,201)	$ (363,372)	$ (471,335)

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

During 2023, the Company reversed an impairment related to a ceded reinsurer previously under rehabilitation (see Note 14). Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the impairment reversal. There was no overall impact to Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Change in reserves for life, accident and health policies	$ 647,614	$ (10,948)	$ 636,666
General insurance expenses	578,303	10,948	589,251

During 2022, the Company recorded an adjustment for policy loan income related to an assumption agreement. Certain reclassifications have been made to these financial statements from those filed with the Department. The reclassifications detailed below reflect the Summary of Operations impact from the adjustment. There was no impact to Total Premiums and Other Revenue or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Net investment income (including amortization of interest maintenance reserve)	$ 501,104	$ 12,843	$ 513,947
Miscellaneous income *	60,711	(12,843)	47,868

* Reflected on line 8.3 Aggregate write-ins for miscellaneous income in financial statements filed with the Department

54

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit Number			Description of Exhibit
(a)

Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVL. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX-99.1(1).

https://www.sec.gov/Archives/edgar/data/933094/0000933094-98-000004.txt

(b)			Custody Agreements. Not Applicable
(c)	(1)

Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.C1.

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(c)	(2)

Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc2-286.htm

(c)	(3)

Networking Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement 333-142494 filed on January 28, 2021, EX(c)(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340221000011/ovation_exhibitc3-286.htm

(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D1.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd1-125.htm

(d)	(2)		Form of Policy riders.
(d)	(2)	(A)

Accelerated Death Benefit for Terminal Illness Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D2A.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd2a-125.htm

(d)	(2)	(B)

Children's Insurance Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D2B.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd2b-125.htm

(d)	(2)	(C)

Waiver of Monthly Deduction Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D2C.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd2c-125.htm

(d)	(2)	(D)

Waiver of Specified Premium Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D2D.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd2d-125.htm

(d)	(3)		Form of Policy endorsements.
(d)	(3)	(A)

Advisory Fee Endorsement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.D(3).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/advfee_endorsement.htm

(d)	(3)	(B)

Overloan Protection Benefit Endorsement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.D3B.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exd3b-125.htm

Exhibit Number		Description of Exhibit
(e)

Application. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-266911, filed August 16, 2022, EX.99.E.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000021/amadvclearedgevul_exe-125.htm

(f)	(1)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(f)	(2)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 7 to Registration No. 333-233986, filed April 26, 2022, EX-99.F.

https://www.sec.gov/Archives/edgar/data/783402/000078340222000017/performanceiivul_exf2-73.htm

(g)		Reinsurance Agreements. Not applicable.
(h)		Participation Agreements.
(h)	(1)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(h)	(2)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(3)

Columbia Funds Variable Series Trust II. Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 to Registration Statement No. 333-206889, filed April 29, 2016, Exhibit 8(a)(8).

https://www.sec.gov/Archives/edgar/data/814848/000081484816000091/directionva485b-54_ex8a8.htm

(h)	(4)

DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.

https://www.sec.gov/Archives/edgar/data/1016274/000101627411000012/aanewnlva485b-30_ex8.txt

(h)	(5)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(h)	(6)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(h)	(7)

AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h1.txt

(h)	(8)

Lincoln Variable Insurance Products Trust.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Post-Effective Amendment No. 10. To Registration Statement No. 333-233986, Filed April 24, 2024, EX.99.H.10.

https://www.sec.gov/Archives/edgar/data/783402/000078340224000015/perfiivul_exh10-44.htm

(h)	(9)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

Exhibit Number		Description of Exhibit
(h)	(10)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 Initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(h)	(11)

MFS Variable Insurance Trust III. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.15.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a15.htm

(h)	(12)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(h)	(13)

Putnam Variable Trust. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-206889, filed November 25, 2015, EX-8.A.18.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a18.htm

(h)	(14)

Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h6.txt

(i)		Administrative Contracts.
(i)	(1)

Fourth Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp Separate Account LLVL Form N-6 Post-Effective Amendment No. 8 to Registration No. 333-233977, filed April 26, 2022, EX-99.I.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000012/amadvisoriivul_exi1-75.htm

(j)		Other Material Contracts: Powers of Attorney. Exhibit (j), filed herein.
(k)		Legal Opinion. Exhibit (k), filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit (n), filed herein.
(o)		No financial statements are omitted from Item 28.
(p)		Initial Capital Agreements. Not applicable.
(q)

Transfer and Redemption Procedures Pursuant to Rule 6e-3(b)(12)(iii). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-266911, filed December 14, 2022, EX.99.Q.

https://www.sec.gov/Archives/edgar/data/933094/000093309422000028/amadvclearedgevul-139_exq.htm

(r)		Form of Initial Summary Prospectuses. Not applicable.

Item 31.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

Robert M. Jurgensmeier	Director, Chair, Chief Executive Officer
Susan K. Wilkinson	President & Chief Operating Officer
John S. Dinsdale	Director
L. Javier Fernandez	Director
Ann M. Frohman	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
Oris R. Stuart, III	Director
Rohit Verma	Director
Ryan C. Beasley	Executive Vice President, Individual
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Group Sales & Distribution
Jeffrey C. Graves	Senior Vice President, Agency & Field Distribution
Kelly J. Halverson	Senior Vice President, Chief Actuary & Underwriting, Individual
Gerald Q. Herbert	Senior Vice President, Risk & Compliance
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel
Brandon M. Mann	Senior Vice President, Wealth Management & Investment Services &
AIC President
Bruce E. Mieth	Senior Vice President, Group Operations
Shreejit R. Nair	Senior Vice President, Chief Information Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Tina J. Udell	Senior Vice President, Chief Investment Officer
David A. Voelker	Senior Vice President, Individual Operations
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Analytics & Insights Officer
Kelly J. Wieseler	Executive Vice President, Group
Michele X. Wu	Senior Vice President, Chief Financial Officer & Treasurer

*       Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer
Variable Contract Agency, LLC (NE)	insurance agency
Ameritas Advisory Services, LLC (NE)	investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations.

Ameritas Life Insurance Corp. filed a consolidated financial statement which includes its subsidiaries.

Ownership is 100% by the parent company.

Item 33.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a Director, Officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 9.01 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former Director, Officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 9.01. Such determination shall be made, with respect to a person who is a Director or Officer at the time of such determination (1) by a majority vote of the Directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such Directors designated by majority vote of such Directors, even though less than a quorum, or (3) if there are no such Directors, or if such Directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former Officer, Director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former Officer, Director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of shareholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Model Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful or the director or officer engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.	Principal Underwriter

(a)	Ameritas Investment Company, LLC ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account, and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account.

(b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address*	With Underwriter
Ryan C. Beasley	Director, Chair
Brandon M. Mann	Director, President
Brent F. Korte	Director
Michele X. Wu	Director
Richard A. Berthold	Vice President, Service
Susanne M. Denby	Second Vice President, Sales Supervision
Matthew J. Kinsella	Vice President, Chief Compliance Officer
Jennifer A. Kobza	Vice President, Public Finance
Christine M. Neighbors	Assistant Secretary
Jeremy M. Robson	Vice President, Wealth Management & Investment Services
Tyler Schubauer	Secretary
Maria E. Sherffius	Second Vice President, Compliance
Michael E. Shoemaker	Vice President & Management Director, Public Finance

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$ 80,395	$0	$0	$ 26,893

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 35.	Location of Accounts and Records

The books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 36.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 37.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this April 24, 2024.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ Robert M. Jurgensmeier***
Director, Chair, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2024.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
John S. Dinsdale *	Director
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.

Exhibit Index

Exhibit

(j)	Other Material Contracts: Powers of Attorney

(k)	Legal Opinion

(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm